As filed with the Securities and Exchange             Registration No. 333-27337
Commission on September 22, 1998                       Registration No. 811-4536

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

--------------------------------------------------------------------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 1 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

--------------------------------------------------------------------------------

       Variable Life Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56

        Depositor's Telephone Number, including Area Code: (860) 273-4686

--------------------------------------------------------------------------------

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

    ______   immediately upon filing pursuant to paragraph (b) of Rule 485


      X      on September 30, 1998 pursuant to paragraph (b) of Rule 485
    ______

                             VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                              Cross Reference Sheet

N-8B-2
Item No.     Part I Prospectus
--------     -----------------
1            Cover Page; The Separate Account; The Company
2            Cover Page; The Separate Account; The Company
3            Not Applicable
4            Cover Page; The Company; Additional Information - Distribution of the Policy;
5            The Separate Account; The Company
6            The Separate Account; The Company
7            Not Applicable
8            Financial Statements
9            Additional Information - Legal Matters
10           The Separate Account; Charges and Fees; Policy Choices; Policy Values; Policy Rights;
             Additional Information
11           Allocation of Premiums - Fund Additions, Deletions or Substitutions; Policy Choices
12           Cover Page; Allocation of Premiums - The Funds
13           Charges & Fees; Additional Information - Distribution of the Policy
14           Policy Values; Additional Information; Miscellaneous Policy Provisions
15           Policy Summary; Allocation of Premiums; Policy Choices; Policy Values
16           Policy Summary; Allocation of Premiums - The Funds; Policy Values
17           Policy Rights
18           Allocation of Premiums; Policy Choices; Policy Rights; Tax Matters
19           Additional Information - Reports to Policy Owners
20           Not Applicable
21           Policy Rights - Policy Loans
22           Not Applicable
23           Directors & Officers

N-8B-2
Item No.     Part I Prospectus
--------     -----------------
24           Not Applicable
25           The Company
26           Charges and Fees
27           The Company
28           Directors & Officers
29           The Company
30           Not Applicable
31           Not Applicable
32           Not Applicable
33           Not Applicable
34           Not Applicable
35           Additional Information - State Regulation
36           Not Applicable
37           Not Applicable
38           Additional Information - Distribution of the Policy
39           The Company
40           Charges and Fees
41           The Company
42           Director and Officers
43           Financial Statements
44           Policy Values; Financial Statements
45           Not Applicable
46           The Separate Account; Policy Values
47           The Separate Account; Policy Choices; Policy Values
48           Not Applicable
49           Not Applicable
50           The Separate Account
51           Cover Page; Policy Choices
52           The Separate Account; Allocation of Premiums - Fund Additions, Deletions or Substitutions

N-8B-2
Item No.     Part I Prospectus
--------     -----------------
53           Tax Matters
54           Not Applicable
55           Not Applicable
56           Not Applicable
57           Not Applicable
58           Not Applicable
59           Financial Statements

Variable Life Account B
Aetna Life Insurance and Annuity Company
151 Farmington Avenue
Hartford, Connecticut 06156
800 334-7586
Prospectus Dated September 30, 1998
Flexible Premium Variable Life Insurance Policy on the Lives of Two Insureds

The Policy offered in connection with this Prospectus is the AetnaVest Estate Protector II Policy, a flexible premium variable life insurance policy on the lives of two Insureds (the "Policy") issued and underwritten by Aetna Life Insurance and Annuity Company (the "Company"). The Policy is intended to provide life insurance and pay a benefit, as described in this Prospectus, upon surrender, maturity or Second Death. The Policy is designed to allow flexible premium payments, Policy Loans, Partial Surrenders, a choice of two Death Benefit Options and account values that may be invested on either a fixed or variable or a combination of fixed and variable basis. Net Premiums may be allocated to Variable Life Account B, and/or the Fixed Account, or both Accounts. The Variable Options of Variable Life Account B support the benefits provided by the variable portion of the Policy. The Fund Account Value in each Variable Option is not guaranteed and will vary with the investment performance of the associated Fund. Net Premiums allocated to the Fixed Account will accumulate at rates of interest We determine. Such rates will not be less than 4% a year. Net Premiums allocated to Variable Life Account B must be allocated to one or more of the Variable Options We make available. Sufficient premiums must be paid to continue the Policy in force or to qualify for the Guaranteed Death Benefit. Premium reminder notices will be sent for Planned Premiums and for premiums required to continue the Policy in force. The Policy may be reinstated.

The Policy has a free look period during which You may return the Policy or rescind an increase in the Specified Amount. (See Right of Policy Examination)

This Prospectus also describes the Variable Options used to fund the Policy through Variable Life Account B (the "Separate Account"). The Variable Options are:


[bullet] Aetna Ascent VP                          [bullet] Fidelity VIP Equity-Income Portfolio
 (formerly Aetna Ascent Variable Portfolio)       [bullet] Fidelity VIP II Contrafund Portfolio
[bullet] Aetna Balanced VP, Inc.                  [bullet] Janus Aspen Aggressive Growth Portfolio
 (formerly Aetna Investment Advisers Fund, Inc.)  [bullet] Janus Aspen Balanced Portfolio
[bullet] Aetna Income Shares d/b/a Aetna Bond VP  [bullet] Janus Aspen Growth Portfolio
[bullet] Aetna Crossroads VP                      [bullet] Janus Aspen Worldwide Growth Portfolio
 (formerly Aetna Crossroads Variable Portfolio)   [bullet] Oppenheimer Global Securities Fund
[bullet] Aetna Variable Fund                      [bullet] Oppenheimer Strategic Bond Fund
 d/b/a Aetna Growth and Income VP                 [bullet] Portfolio Partners MFS Emerging Equities Portfolio
[bullet] Aetna Index Plus Large Cap VP            [bullet] Portfolio Partners MFS Research Growth  Portfolio
 (formerly Aetna Variable Index Plus Portfolio.)  [bullet] Portfolio Partners MFS Value Equity Portfolio
[bullet] Aetna Legacy VP                          [bullet] Portfolio Partners Scudder International Growth Portfolio
 (formerly Aetna Legacy Variable Portfolio)       [bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio
[bullet] Aetna Variable Encore Fund
 d/b/a Aetna Money Market VP

Unless specifically mentioned, this Prospectus only describes the Variable Options.

Not all Funds may be available under all Policies or in all jurisdictions. The Statement of Additional Information ("SAI") for any of the Funds may be obtained by calling (800) 334-7586.

Replacing existing insurance or supplementing an existing flexible premium variable life insurance policy with the Policy may not be to your advantage.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS. THIS PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS AND OTHER INFORMATION ABOUT VARIABLE LIFE ACCOUNT B REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

Definitions .......................................................  v
Policy Summary ....................................................  1
The Separate Account ..............................................  1
Charges & Fees ....................................................  2
  Charges & Fees Assessed Against Premium .........................  2
  Charges & Fees Assessed Against the Total Account Value.........   2
  Charges & Fees Assessed Against the Separate Account ............  3
  Charges Assessed Against the Underlying Funds ...................  4
  Charges Deducted Upon Surrender .................................  5
Allocation of Premiums ............................................  6
  The Funds .......................................................  6
  Investment Advisers of the Funds ................................  8
  Mixed and Shared Funding; Conflicts of Interest .................  8
  Fund Additions, Deletions or Substitutions ......................  8
  Fixed Account ...................................................  9
Policy Choices .................................................... 10
  Premium Payments ................................................ 10
  Guaranteed Death Benefit ........................................ 11
  No Lapse Coverage ............................................... 11
  Death Benefit Options ........................................... 11
  Transfers and Allocations to Funding Options .................... 12
  Telephone Transfers ............................................. 12
  Automated Transfers (Dollar Cost Averaging) ..................... 12
Policy Values ..................................................... 13
  Total Account Value ............................................. 13
  Accumulation Unit Value ......................................... 14
  Maturity Value .................................................. 14
  Surrender Value ................................................. 14
Policy Rights ..................................................... 14
  Full Surrenders ................................................. 14
  Partial Surrenders .............................................. 14
  Paid-Up Nonforfeiture Option .................................... 15
  Grace Period .................................................... 15
  Reinstatement of a Lapsed Policy ................................ 15
  Coverage Beyond Maturity ........................................ 16
  Right to Defer Payment .......................................... 16
  Policy Loans .................................................... 16
  Policy Changes .................................................. 17
  Right of Policy Examination ..................................... 18
  Supplemental Benefits ........................................... 18
Death Benefit ..................................................... 19
Policy Settlement ................................................. 20
  Settlement Options .............................................. 20
The Company ....................................................... 21
Directors & Officers .............................................. 21

Additional Information .....................................................  24
  Reports to Policyowners ..................................................  24
  Right to Instruct Voting of Fund Shares ..................................  24
  Disregard of Voting Instructions .........................................  24
  State Regulation .........................................................  25
  Legal Matters ............................................................  25
  The Registration Statement ...............................................  25
  Distribution of the Policy ...............................................  25
  Independent Auditors .....................................................  26
  Year 2000 ................................................................  26
Tax Matters ................................................................  26
  General ..................................................................  26
  Federal Tax Status of the Company ........................................  26
  Life Insurance Qualification .............................................  27
  General Rules ............................................................  27
  Modified Endowment Contracts .............................................  27
  Diversification Standards ................................................  28
  Investor Control .........................................................  28
  Other Tax Considerations .................................................  29
  Withholding ..............................................................  29
Miscellaneous Policy Provisions ............................................  30
  The Policy ...............................................................  30
  Payment of Benefits ......................................................  30
  Suicide and Incontestability .............................................  30
  Protection of Proceeds ...................................................  31
  Nonparticipation .........................................................  31
  Changes in Owner and Beneficiary; Assignment .............................  31
  Misstatement as to Age and/or Sex ........................................  31
  Performance Reporting and Advertising ....................................  31
  Illustrations of Death Benefit, Total Account Values and Surrender Values.  32
Financial Statements of the Separate Account ............................... S-1
Financial Statements of the Company ........................................ F-1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION. LIFE INSURANCE IS A LONG-TERM INVESTMENT. POLICYOWNERS SHOULD CONSIDER THEIR NEED FOR INSURANCE COVERAGE AND THE POLICY'S LONG-TERM INVESTMENT POTENTIAL. NO CLAIM IS MADE THAT THE POLICY IS ANY WAY SIMILAR OR COMPARABLE TO AN INVESTMENT IN A MUTUAL FUND.

Definitions

Accumulation Unit: A unit used to measure the value of the Policyowner's interest in each applicable Variable Option. An Accumulation Unit is used to calculate the value of the variable portion of the Policy before the election of a Settlement Option.

Additional Premiums: Any premiums paid in addition to Planned Premiums.

Amount at Risk: The Death Benefit divided by 1.0032737, minus the Total Account Value on that date before computing the monthly deductions for the Cost of Insurance for this Policy.

Annuitant: A person who receives annuity payments.

Annuity: A series of payments for life or for a definite period.

Attained Age: Issue Age of the Insured increased by the number of Policy Years elapsed.

Basic Monthly Premium: The amount of premium to assure that the Policy remains in force for a period of at least 5 Policy Years beginning on the Issue Date or the Issue Date of an Increase even if the Surrender Value is insufficient to satisfy the current Monthly Deduction.

Company: Aetna Life Insurance and Annuity Company.

Cost of Insurance: A charge related to the Company's expected mortality cost for Your basic insurance coverage under the Policy, not including any supplemental benefit provision that You may elect through a Policy rider. It is equal to the Amount at Risk multiplied by a monthly Cost of Insurance rate.

Death Benefit: The amount described in the Policy Choices section which is payable on the date of the Second Death, subject to all provisions contained in the Policy.

Death Benefit Options: Either of the two methods for determining the Death Benefit.

Fixed Account: A non-variable funding option available on the Policy that guarantees a minimum interest rate of 4% per year.

Fixed Account Value: The non-loaned portion of the Policy's Total Account Value attributable to the non-variable portion of the Policy. The Fixed Account Value is part of the general assets of the Company.

Full Surrender: A Policy right whereby You may terminate the Policy in exchange for payment of its Full Surrender Value.

Full Surrender Value: Equals the Total Account Value on the date of surrender less any Surrender Charge, less the Loan Account Value and less any accrued interest.

Fund(s): One or more of the underlying variable funding options available under the Policy (as described in this Prospectus). Each of the Funds is an open-end management investment company (mutual fund) whose shares are purchased by the Separate Account to fund the benefits provided by the policy.

Grace Period: The 61-day period beginning on the Monthly Deduction Day on which the Policy's Surrender Value is insufficient to cover the current Monthly Deduction. The Policy will lapse without value at the end of the 61-day period unless a sufficient payment is received by the Company.

Guaranteed Death Benefit: A provision of the Policy which assures that the Policy will stay in force, even if the Total Account Value is insufficient to cover the current Monthly Deductions. The Guaranteed Death Benefit is available to the younger Insured's Attained Age 100.

Guaranteed Death Benefit Premium: The amount of premium that must be paid to assure that the Policy remains in force until the younger Insured's Attained Age 100.

Home Office: The Company's principal executive offices at 151 Farmington Avenue, Hartford, Connecticut 06156.

Insureds: The two persons on whose lives the Policy is issued.

Issue Age: The age of each Insured on his/her birthday nearest to the Policy's Issue Date.

Issue Date: The effective date on which coverage begins under the Policy.

Loan Account Value: The sum of all unpaid Policy Loans. The amount necessary to repay Policy Loans in full is the Loan Account Value plus any accrued interest.

Loan Value: Is 90% of the sum of the Fixed Account Value and the Separate Account Value.

Maturity Date: The Policy Anniversary on which the younger Insured reaches Attained Age 100.

Maturity Value: The Total Account Value on the Maturity Date, less the amount necessary to repay any Policy Loans in full, including interest.

Monthly Deduction: A charge assessed against the Total Account Value which includes the Cost of Insurance, a monthly administrative charge and any charges for supplemental benefit riders. Monthly Deductions begin on the Issue Date and occur on each Monthly Deduction Day thereafter.

Monthly Deduction Day: The first Monthly Deduction Day is the Issue Date. Monthly Deduction Days occur each month thereafter on the same day as the Issue Date.

Net Premium: The Net Premium is equal to the amount of the premium paid less the deduction for Premium Load.

Net Single Premium: The amount required to purchase a guaranteed benefit assuming the Policy's Total Account Value is allocated to the Fixed Account, using the Insureds' Attained Ages and premium classes. The Net Single Premium is determined using guaranteed interest of 4% per year and guaranteed maximum Cost of Insurance rates.

Partial Surrenders: The amount You can receive in cash by surrendering a part of the Policy.

Planned Premiums: Premiums We agree to bill.

Policy: The life insurance contract described in this Prospectus, under which flexible premium payments are permitted and the Death Benefit may and Total Account Values will vary with the investment performance of the Fund(s).

Policy Loan: The amount received by borrowing from the Total Account Value.

Policyowner: The person or persons having rights to the benefits under the Policy; referred to as "You".

Policy Year/Policy Anniversary: The first Policy Year is the twelve month period beginning on the Issue Date. Your Policy Anniversary is equal to the Issue Date plus 1 Year, 2 Years, etc.

Premium Loads: A charge assessed against the premium to cover certain expenses associated with start-up and maintenance costs of the Policy.

Second Death: Death of the Surviving Insured.

SEC: Securities and Exchange Commission.

Separate Account(s): A separate account established by Aetna Life Insurance and Annuity Company for the purpose of funding the Policy: Variable Life Account B.

Separate Account Value: The portion of the Policy's Total Account Value attributable to the variable portion of the Policy.

Settlement Option(s): The method by which payment may be made to a beneficiary due from a Death Benefit or upon the Full Surrender of the Policy.

Specified Amount: The amount chosen by the Policyowner at application and used in determining the Death Benefit. It may be increased or decreased as described in this Prospectus.

Surrender Charge: An amount retained by the Company upon the Full or Partial Surrender of the Policy.

Surrender Value: The amount You can receive in cash by surrendering the Policy.

Surviving Insured: The Insured living after the first death.

Total Account Value: The sum of the Fixed Account Value, the Separate Account Value and the Loan Account Value.

Valuation Date: The date and time at which the Accumulation Unit Value of a variable investment option is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

Valuation Period: The period of time from when the Company determines the Accumulation Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

Variable Account Value: The Accumulation Unit Value for a Variable Option multiplied by the number of Accumulation Units for that Variable Option credited to the Policy.

Variable Option: One or more of the variable funding options available under the Policy (as described in this Prospectus).

We, Our, Us, Company: Aetna Life Insurance and Annuity Company, its successors, or assigns.

Written Request: A request in writing, in a form satisfactory to Us and received by Us at the Home Office.

Policy Summary

The Policy offered in connection with this Prospectus is a flexible premium variable life insurance policy issued on the lives of two Insureds. The Policy is intended to provide life insurance and pay a benefit (subject to adjustment under the Policy's Age and/or Sex, Suicide and Incontestability, and Grace Period provisions) upon surrender, maturity or Second Death. The Policy is designed to allow flexible premium payments, Policy Loans, Partial Surrenders, a choice of two Death Benefit Options and account values that may be either fixed or variable or a combination of fixed and variable.

Charges and fees will be assessed against premium payments, the Total Account Value, the Separate Account, the underlying Funds and upon surrender. These charges and fees are described within this Prospectus.

You must purchase Your variable life insurance policy from a registered representative. The Policy, the initial application on the Insureds, any subsequent applications and any riders constitute the entire contract.

At the time of application, You must choose a Death Benefit Option, decide on the amount of premium We agree to bill and determine how to allocate Net Premiums. You may elect to supplement the benefits afforded by the Policy through the addition of riders We make available.

The proceeds payable upon the Second Death are based on the Death Benefit Option chosen. Under Option 1 the Death Benefit would be the greater of the Specified Amount or a percentage of the Total Account Value. Under Option 2, the Death Benefit would be the greater of the Specified Amount plus the Total Account Value on the date of death or a percentage of the Total Account Value.

Although the Policy is designed to allow flexible premiums, sufficient premiums must be paid to continue the Policy in force to the Maturity Date or to qualify for a Guaranteed Death Benefit. Premium reminder notices will be sent for Planned Premiums and for premiums required to continue the Policy. Should Your Policy lapse, it may be reinstated.

Net Premiums may be allocated to the Separate Account, the Fixed Account or both Accounts. Net Premiums allocated to the Separate Account must be allocated to one or more Variable Options and allocations must be in whole percentages. The variable portion of the Policy is supported by the Variable Options you choose and will vary with the investment performance of the associated Fund. Net Premiums allocated to the Fixed Account will accumulate at rates of interest We determine. Such rates will not be less than 4% a year.


The Separate Account

The Separate Account established for the purpose of providing Variable Options to fund the Policy is Variable Life Account B. Amounts allocated to the Separate Account are invested in the Funds. Each of the Funds is an open-end management investment company (mutual fund) whose shares are purchased by the Separate Account to fund the benefits provided by the Policy. The Funds currently available under the Separate Account, including their investment objectives and their investment advisers, are described in this Prospectus. Complete descriptions of the Funds' investment objectives and restrictions and other material information relating to an investment in the Funds are contained in the prospectuses for each of the Funds which are delivered with this Prospectus.

Variable Life Account B was established pursuant to a June 18, 1986, resolution of the Board of Directors of the Company. Under Connecticut Insurance Law, the income, gains or losses of the Separate Account is credited without regard to the other income, gains or losses of the Company. These assets are held for the Company's variable life insurance policies. Any and all distributions made by the Funds with respect to shares held by the Separate Account will be reinvested in additional shares at net asset value. The assets maintained in the Separate Account will not be charged with any liabilities arising out of any other business conducted by the Company. The Company is, however, responsible for meeting the obligations of the Policy to the Policyowner.

No stock certificates are issued to the Separate Account for shares of the Funds held in the Separate Account. Ownership of Fund shares is documented on the books and records of the Funds and of the Company for the Separate Account.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and meets the definition of separate account under the federal securities laws. Such registration does not involve any approval or disapproval by the Commission of the Separate Account or the Company's management or investment practices or policies. The Company does not guarantee the Separate Account's investment performance.

Charges & Fees

Charges & Fees Assessed Against Premium

Premium Load

Before a premium is allocated to the Policy's Total Account Value, a percentage of the premium is deducted to cover certain expenses associated with start-up and maintenance costs of the Policy. These expenses include a current sales load of 4.65% up to the Guaranteed Death Benefit Premium and 1.65% of the excess (never to exceed 6.65% of all premiums), a current 2.1% state premium tax charge and a current 1.25% federal income tax charge. The state premium tax charge reimburses the Company for taxes it pays to states and municipalities in which the Policy is sold. The amount of tax assessed by a state or municipality may be more or less than the charge. The federal income tax charge reimburses the Company for its increased federal tax liability under the federal tax laws. The Company has determined that these state and federal tax charges are reasonable in relation to its tax liability, but subject to state law, reserves the right to increase these tax charges due to changes in the state or federal tax laws that increase the Company's tax liability. The total current Premium Load is equal to 8.00% up to the Guaranteed Death Benefit Premium and 5% of the excess.

Charges & Fees Assessed Against the Total Account Value

Charges and fees assessed against the Total Account Value will be deducted from the Separate Account Value and the Fixed Account Value in the same proportion that these values bear to the sum of the Fixed Account Value and the Separate Account Value on the date of the deduction. This is accomplished by liquidating Accumulation Units and withdrawing the value of the liquidated Accumulation Units from each Variable Option in the same proportion as their respective values have to the sum of Your Fixed Account and Separate Account Values. (See Accumulation Units)

Transfers within Accounts

You may transfer all or part of each Fund to any other Fund or to the Fixed Account Value at any time. We reserve the right to charge an administrative fee of $25 for each transfer over twelve transfers per year and limit the number of Funds you may elect over the lifetime of the Policy to seventeen.

Monthly Deductions

The Monthly Deduction includes the Cost of Insurance, a Policy fee, a monthly administrative expense charge and any charges for Supplementary Benefits. Monthly Deductions begin on the Issue Date, even if the Issue Date is earlier than the date the application is signed, and occur on each Monthly Deduction Day thereafter. If the Policy's issuance is delayed due to underwriting requirements, the charges will not be assessed until the underwriting is complete and the application for the Policy is approved. (See Premium Payments)

Cost of Insurance

The Cost of Insurance charge is related to the Company's expected mortality cost for Your basic insurance coverage under the Policy, not including any supplemental benefit provisions that You may elect through a Policy rider. The Cost of Insurance charge is equal to the Amount at Risk multiplied by a monthly Cost of Insurance rate. The Cost of Insurance rate is variable and is based on both Insureds' issue ages, sex (where permitted by law), number of Policy Years elapsed and premium class. Because the Total Account Value and, under certain circumstances, the Death Benefit of the Policy may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Deduction Day. In addition, You should note that the Cost of Insurance charge is related to the difference between the Death Benefit payable under the Policy and the Total Account Value of the Policy. An increase in the Total Account Value or a decrease in the Death Benefit may result in a smaller Cost of Insurance charge while a decrease in the Total Account Value or an increase in the Death Benefit may result in a larger cost of insurance charge.

The Cost of Insurance rate for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Tables (1980 Tables). Substandard risks will have monthly deductions based on Cost of Insurance rates which may be higher than those set forth in the 1980 Tables. A table of guaranteed maximum Cost of Insurance rates per $1,000 of the Amount at Risk will be included in each Policy. The Monthly Cost of Insurance rates may be adjusted by Us from time to time. Adjustments will be on a class basis and will be based on Our estimates for future factors such as mortality, investment income, expenses, and the length of time Policies stay in force. Any adjustments will be made on a nondiscriminatory basis.

Policy Fee and Monthly Administrative Expense Charge

The Monthly Deduction amount also includes a current Policy fee of $32.50 a month during the first Policy Year and $7.50 a month during subsequent Policy Years (We reserve the right to charge $39.00 a month during the first Policy Year and $14 a month during subsequent Policy Years). The Monthly Deduction amount also includes a current administrative expense charge of $0.08 a month per $1,000 of Specified Amount up to a maximum of $400 for Policy Years 1 through 5 and $0.05 a month per $1,000 of Specified Amount up to a maximum of $250 for Policy Years 6 through 10. Separate and identical administrative expense charges, durations and maximums apply to any increase in Specified Amount, but the charges and maximums are based on the number of years from the date of increase. We reserve the right to charge $0.08 a month per $1,000 of Specified Amount up to maximums of $400 for the basic administrative expense charge and $400 for increases regardless of the numbers of Policy Years or years from date of increase. These charges are for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports.

Charges for Supplemental Benefits

If You elect any supplemental benefits through adding riders to the Policy, a supplemental benefits charge will be included in the Monthly Deduction amount. The amount of the charge will vary depending upon the actual supplemental benefits selected and is described on each applicable Policy rider.

Charges & Fees Assessed Against the Separate Account

Mortality and Expense Risk Charge

A mortality and expense risk charge will be deducted from the Separate Account Value to compensate the Company for the aggregate mortality and expense risks assumed in connection with the Policy. The mortality risk assumed by the Company is that Insureds, as a group, may live for a shorter period of time than estimated and that the Company will, therefore, pay a Death Benefit before collecting a sufficient Cost of Insurance charge. The expense risk assumed is that expenses incurred in issuing and administering the Policies and operating the Separate Account will be greater than the administrative charges estimated for such expenses.

The mortality and expense risk charge will be deducted daily and currently equals an annual rate of 0.65% of the average daily net assets of the Separate Account during Policy Years 1 through 10 or, if later, until the younger Insured's Attained Age 65, 0.25% beginning in Policy Year 11 or, if later, at the younger Insured's Attained Age 65, and 0.00% beginning in Policy Year 21 or, if later, at the younger Insured's Attained Age 75. The Company reserves the right to increase or decrease the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer appropriate. However, in no event will the charge exceed 0.90% of average daily net assets on an annual basis.

The Separate Account is not subject to any taxes. However, if taxes are assessed against the Separate Account, We reserve the right to assess taxes against the Separate Account Value.


Charges Assessed Against the Underlying Funds
The following table illustrates the investment advisory fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 1997, unless otherwise noted:



                                                                     Investment
                                                                  Advisory Fees(1)     Other Expenses     Total Fund
                                                                   (after expense      (after expense       Annual
                                                                   reimbursement)      reimbursement)      Expenses
                                                                 ------------------   ----------------   -----------
Aetna Ascent VP(2)(3)                                                    0.57%               0.23%           0.80%
Aetna Balanced VP, Inc.(3)                                               0.50%               0.10%           0.60%
Aetna Bond VP(3)                                                         0.40%               0.10%           0.50%
Aetna Crossroads VP(2)(3)                                                0.55%               0.25%           0.80%
Aetna Growth and Income VP(3)                                            0.50%               0.09%           0.59%
Aetna Index Plus Large Cap VP(2)(3)                                      0.32%               0.23%           0.55%
Aetna Legacy VP(2)(3)                                                    0.49%               0.31%           0.80%
Aetna Money Market VP(3)                                                 0.25%               0.10%           0.35%
Fidelity VIP Equity-Income Portfolio(4)                                  0.50%               0.08%           0.58%
Fidelity VIP II Contrafund Portfolio(4)                                  0.60%               0.11%           0.71%
Janus Aspen Aggressive Growth Portfolio(5)                               0.73%               0.03%           0.76%
Janus Aspen Balanced Portfolio(5)                                        0.76%               0.07%           0.83%
Janus Aspen Growth Portfolio(5)                                          0.65%               0.05%           0.70%
Janus Aspen Worldwide Growth Portfolio(5)                                0.66%               0.08%           0.74%
Oppenheimer Global Securities Fund                                       0.70%               0.06%           0.76%
Oppenheimer Strategic Bond Fund                                          0.75%               0.08%           0.83%
Portfolio Partners MFS Emerging Equities Portfolio(6)(7)                 0.68%               0.13%           0.81%
Portfolio Partners MFS Research Growth Portfolio(6)(7)                   0.70%               0.15%           0.85%
Portfolio Partners MFS Value Equity Portfolio(6)                         0.65%               0.25%           0.90%
Portfolio Partners Scudder International Growth Portfolio(6)             0.80%               0.20%           1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(6)              0.60%               0.15%           0.75%



(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) Effective May 1, 1998, the Portfolios' adviser has agreed to waive a portion of its fee or to reimburse certain expenses so that aggregate expenses do not exceed the total expenses shown above. These fee waiver/expense reimbursement arrangements will increase total return and may be modified or terminated at any time.

 Without these fee waiver/expense reimbursement arrangements Management Fees and Total Expenses for the Portfolio would be higher. Management Fees and Total Expenses would be as follows: 0.60% and 0.83% for Ascent VP; 0.60% and 0.85% for Crossroads VP; 0.35% and 0.58% for Index Plus Large Cap VP and 0.60% and 0.91% for Legacy VP, respectively.

(3) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the investment adviser will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The Administrative Fee is 0.075% on the first $5 billion of the Fund's average daily net assets and 0.050% on all remaining net assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1997, but reflect the fee payable under the new Administrative Services Agreement and estimates of the Fund's ordinary recurring direct costs.

(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for Equity-Income Portfolio and 0.68% for Contrafund Portfolio.

(5) Management fees for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fees shown above are based on the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.77%, 0.06%, and 0.83% for Balanced Portfolio; 0.74%, 0.04%, and 0.78% for Growth Portfolio; 0.72%, 0.09%, and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(6) Each Portfolio's aggregate expenses are contractually limited to the advisory and administrative fees disclosed above. The investment adviser will not seek an increase in its advisory or administrative fee at any time prior to May 1, 1999.


(7) The advisory fee is 0.70% of the first $500 million in assets and 0.65% on the excess.


For further details on each Fund's expenses please refer to that Fund's prospectus. Additional copies of each Fund's prospectus and the Statement of Additional Information for each Fund may be obtained free of charge by calling
(800)-334-7586.

Charges Deducted Upon Surrender

If, during the first 20 Policy Years, the Policy is totally surrendered or lapses, or a Partial Surrender reduces the Specified Amount, a Surrender Charge will be deducted from the Total Account Value. This charge is imposed in part to recoup distribution expenses and in part to recover certain first year administrative costs. The maximum Surrender Charges are included in each Policy and are in compliance with each state's nonforfeiture law.

The maximum Surrender Charge, as specified in the Policy, is based on the Specified Amount. It also depends on the Issue Age, risk classification and, in most states, sex of the Insureds.

If You increase the Specified Amount, a new Surrender Charge will be applicable, in addition to the then existing Surrender Charge. This charge will be effective on the Issue Date for the increase and remain in effect for twenty years. Supplemental Policy Specifications will be sent to You once the change is complete and will reflect the maximum additional Surrender Charge in the Table of Maximum Surrender Charges.

Any decrease in the Specified Amount will not reduce the original or any additional Surrender Charge.

Surrender Charges on Full and Partial Surrenders All applicable Surrender Charges are imposed on Full surrenders.

A proportional percentage of all Surrender Charges is imposed on Partial Surrenders. The proportional percentage is the amount of the net Partial Surrender divided by the sum of the Separate Account Value and the Fixed Account Value less full Surrender Charges. When a Partial Surrender is made, any applicable remaining Surrender Charges will be reduced in the same proportion. A transaction charge of $25 may be made against the Separate Account for each Partial Surrender. (See Partial Surrenders)




Allocation of Premiums
You may allocate all or a part of Your Net Premiums to the Funds currently available through the Separate Account in connection with the Policy and/or You may allocate all or a part of Your Net Premiums to the Fixed Account.

The Funds
The Separate Account currently invests in shares of the Funds listed below. Net Premiums applied to the Separate Account will be invested in the Funds in accordance with the selection made by the Policyowner. Funds may be added or withdrawn as permitted by applicable law. We reserve the right to limit the total number of Funds You may elect to 17 over the lifetime of the Policy. Shares of the Funds are not sold directly to the general public. Each of the Funds is available only through the purchase of variable annuities or variable life insurance policies. (See Mixed and Shared Funding)

The investment results of the Funds, whose investment objectives are described below, are likely to differ significantly. There is no assurance that any of the Funds will achieve their respective investment objectives. Investment in some of the Funds involves special risks, which are described in their respective prospectuses. You should read the prospectuses for the Funds and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to Your long-term investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the Investment Company Act of 1940:


[bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund,
         Inc.) seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Ascent VP (formerly Aetna
         Ascent Variable Portfolio) seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Crossroads VP (formerly Aetna
         Crossroads Variable Portfolio) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)


[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy VP (formerly Aetna
         Legacy Variable Portfolio) seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP
         (formerly Aetna Variable Index Plus Portfolio) seeks to outperform the total return performance of publicly traded common stocks represented in the S&P 500 Composite Stock Price Index.(1)

[bullet] Fidelity Investments Variable Insurance Products Fund Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(2)

[bullet] Fidelity Investments Variable Insurance Products Fund II Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in securities of companies whose value the investment adviser believes is not fully recognized by the public.(2)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 31, 1997 included companies with capitalizations between approximately $213 million and $13.7 billion, but which is expected to change on a regular basis.(3)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential.(3)


[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of issuers of any size. This Portfolio generally invests in larger, more established issuers.(3)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(3)

[bullet] Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be speculative.(4)

[bullet] Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in (i) foreign government and corporate debt securities, (ii) securities of the U.S. Government and its agencies and instrumentalities ("U.S. Government securities"), and
         (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative. Current income is not an objective.(4)

[bullet] Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.(5a)

[bullet] Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(5a)

[bullet] Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.(5a)

[bullet] Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(5b)

[bullet] Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.(5c)

     Investment Advisers for each of the Funds:

   (1)Aeltus Investment Management, Inc.

   (2)Fidelity Management & Research Company

   (3)Janus Capital Corporation

   (4)OppenheimerFunds, Inc.

   (5)Aetna Life Insurance and Annuity (Adviser);
    (a)Massachusetts Financial Services Company (Subadviser)
    (b)Scudder Kemper Investments, Inc. (Subadviser)
    (c)T. Rowe Price Associates, Inc. (Subadviser)


Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Fund for a discussion of the risks associated with an investment in those Funds. You should refer to the accompanying prospectuses of the Funds for more complete information about their investment policies and restrictions.

Mixed and Shared Funding; Conflicts of Interest
Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policyowners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity Policyowners, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

Fund Additions, Deletions or Substitutions
The Company reserves the right, subject to compliance with appropriate state and federal laws, to add additional Fund(s) or cease to make Fund shares available under the Policy prospectively. The Company may substitute shares of one Fund for shares of another Fund if, among other things, (a) it is determined that a Fund no longer suits the purpose of the Policy due to a change in its investment objectives or restrictions; (b) the shares of a Fund are no longer available for investment; or (c) in the Company's view, it has become inappropriate to continue investing in the shares of the Fund. Substitution may be made with respect to both existing investments and the investment of any future premium payments. However, no substitution of securities will be made without prior notice to Policyowners, and without prior approval of the SEC or such other regulatory authorities as may be necessary, all to the extent required and permitted by the Investment Company Act of 1940 or other applicable law.

Fixed Account

Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. However, disclosure in this Prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Prospectus relating to the Fixed Account has not been reviewed by the SEC.

The Fixed Account is a fixed funding option available under the Policy. The Company guarantees a minimum interest rate on amounts in the Fixed Account and assumes the risk of investment gain or loss. The investment gain or loss of the Separate Account or any of the Funds does not affect the Fixed Account Value.

The Fixed Account is secured by the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in separate accounts sponsored by the Company or its affiliates. The Company will invest the assets of the Fixed Account in those assets chosen by the Company, as allowed by applicable law. Investment income of such Fixed Account assets will be allocated by the Company between itself and those policies participating in the Fixed Account.

The Company guarantees that, at any time, the Fixed Account Value will not be less than the amount of the Net Premiums allocated to the Fixed Account, plus interest at an annual rate of not less than 4%, less the amount of any Partial Surrenders, Policy Loans or Monthly Deductions.

Policy Choices
Premium Payments
The Policy is a flexible premium life insurance policy in that the Policyowner has the right to decide when to make premium payments and in what amounts. Your Policy provides various premium levels at which You may make payments. They are the Planned Premium, Basic Monthly Premium and the Guaranteed Death Benefit Premium. The amount of each of Your premium levels will be shown in Your Policy. Alternatively, You may make any other premium payments You wish as Additional Premiums. (See Guaranteed Death Benefit)

Payment of the Basic Monthly Premium, Guaranteed Death Benefit Premium, Planned Premiums, or Additional Premiums in any amount will not, except as noted below, guarantee that Your policy will remain in force. Conversely, failure to pay Basic Monthly Premiums, Planned Premiums or Additional Premiums will not necessarily cause Your Policy to lapse. Not paying Your Guaranteed Death Benefit Premium will, however, cause the Guaranteed Death Benefit to terminate. Also, not paying the Basic Monthly Premium will cause the No Lapse Coverage not to be applicable. (See Guaranteed Death Benefit and No Lapse Coverage)

Planned Premiums are those premiums You request and We agree to bill on an annual, semiannual or quarterly basis. Pre-authorized automatic monthly check payments may also be arranged. Planned Premium due dates are measured from the Issue Date. The Planned Premium is also due on the Issue Date. You may request as Your Planned Premium for Your Policy the Basic Monthly Premium or the Guaranteed Death Benefit Premium. Currently, there is no minimum Planned Premium.

You may increase Your Planned Premium at any time by submitting a Written Request to us or by paying Additional Premium. We may require evidence of insurability if the Additional Premium or the new Planned Premium during the current Policy Year would increase the difference between the Death Benefit and the Total Account Value. If satisfactory evidence of insurability is requested and not provided, We will refund the increase in premium without interest and without participation of such amounts in the Funds.


Payment of an excess amount of premiums may cause the Policy to be classified as a "Modified Endowment Contract" for federal income tax purposes. (See Tax Matters)

Section 7702 of the Code includes a definition of life insurance for tax purposes. These rules generally place limits on the amount of premiums that may be paid under the policy and the relationship between the death benefit and the account value. If necessary, We will return excess premiums or increase your death benefit in order to maintain compliance with Section 7702. An increase in death benefit may be a "material change" and may trigger a test to determine whether the Policy has become a "Modified Endowment Contract" (See--Tax Matters--Modified Endowment Contracts). An increase in death benefit will also trigger an increase in Cost of Insurance charges.


At the time You apply for a Policy, if You have paid at least the amount equal to Your Basic Monthly Premium prior to the Issue Date and have answered favorably certain questions relating to each Insured's health, a temporary insurance agreement (where approved for use and subject to certain maximums) will be provided.

Under limited circumstances, We may backdate a Policy, upon request, by assigning an Issue Date earlier than the date the application is signed but no earlier than six months prior to state approval of the Policy. Backdating may be desirable, for example, so that You can purchase a particular Policy Specified Amount for lower Cost of Insurance Rates based on a younger insurance age. For a backdated Policy, You must pay the premium for the period between the Issue Date and the date the application is received at the Home Office. Backdating of Your Policy will not affect the date on which Your premium payments are credited to the Separate Account and You are credited with Accumulation Units. You cannot be credited with Accumulation Units until Your Net Premium is actually deposited in the Separate Account.
(See Accumulation Units)

The initial premium equal to at least your Basic Monthly Premium should be made by check or money order and made payable to the Company and given to the agent with Your application. After the first premium payment, all premiums must be sent directly to our Home Office and will be deemed received when actually received at the Home Office. All Your premium payments, including Your first premium payment, will be allocated as You have directed, and amounts allocated to the Funds will be credited to your Policy at the Accumulation Unit Value computed on the Valuation Date following receipt of your premium at the Home Office. (See Right of Policy Examination)

You may reallocate Your future premium payments at any time by Your request to us. Allocations must be changed in whole percentages. The change will be effective as of the date of the next premium payment after You notify Us. We will send You confirmation of the change. (See Transfers and Allocations to Funding Options)

Guaranteed Death Benefit

The Guaranteed Death Benefit provision assures that the Policy will not lapse if certain premiums are paid when due. As long as there are no outstanding Policy Loans, have been no Partial Surrenders and all the Guaranteed Death Benefit premiums due since the Issue Date are paid on or before each Monthly Deduction Day, the Policy will not lapse even if the Surrender Value is insufficient to satisfy the current Monthly Deductions. If on a Monthly Deduction Day, all or part of the applicable Guaranteed Death Benefit premiums have not been paid, You will have 61 days from the Monthly Deduction Day to pay the amount of the applicable Guaranteed Death Benefit premiums due. Failure to do so will cause the corresponding Guaranteed Death benefit to terminate. The Guaranteed Death Benefit is available to the younger Insured's Attained Age
100. The Guaranteed Death Benefit assures that Your Policy will not lapse prior to the younger Insured's Attained Age 100. The premium for this Guaranteed Death Benefit is the Guaranteed Death Benefit Premium.

The Guaranteed Death Benefit may not be available in all circumstances and is only available in those states where it is approved. The Guaranteed Death Benefit to the Younger Insured's Attained Age 100 is not available to contracts issued in the Commonwealth of Massachusetts. Once terminated, the Guaranteed Death Benefit provision cannot be reinstated.

No Lapse Coverage

The Policy will not terminate within the 5-year period after its Issue Date or the Issue Date of any increase if sufficient premiums have been paid. The Policy will not terminate if on any Monthly Deduction Day within that period the sum of premiums paid within that period equals or exceeds (a) the sum of the Basic Monthly Premiums for each Policy Month from the start of the period, including the current month; plus (b) any Partial Surrenders; plus (c) any increase in the Loan Account Value since the start of the period.

If on any Monthly Deduction Day within the 5-year period the sum of premiums paid is less than the sum of items (a), (b) and (c) above and the Total Account Value is less than the Monthly Deduction the Policy will enter the Grace Period. Additional premiums payments must be paid to prevent the termination of the Policy. (See Grace Period)

After the 5-year period expires, on each Monthly Deduction Day, the Surrender Value must be greater than the Monthly Deduction to prevent activation of the Grace Period provision of the Policy, unless the Guaranteed Death Benefit is in force. (See Guaranteed Death Benefit and Grace Period)

The No Lapse Coverage provision is available to contracts issued in the Commonwealth of Massachusetts.

Death Benefit Options

At the time of purchase, You must choose between the two available Death Benefit Options. The amount payable upon the Second Death is based upon one of the following Death Benefit Options You choose.

Under Option 1 the Death Benefit will be the greater of: (a) the Specified Amount or (b) a percentage of the Total Account Value. This Percentage is 1 divided by the Net Single Premium per dollar of Specified Amount.

Under Option 2 the Death Benefit will be the greater of: (a) the Specified Amount plus the Total Account Value on the date of death or (b) a percentage of the Total Account Value. This percentage is 1 divided by the Net Single Premium per dollar of Specified Amount. Option 2 provides a varying Death Benefit which increases or decreases over time, depending upon the amount of premium paid and the investment performance of the Fund(s) You choose. Under both Option 1 and Option 2, the Death Benefit may be affected by Partial Surrenders. The Death Benefit payable under either Option will be reduced by the amount necessary to repay the Loan Account Value in full and, if the Policy is within the Grace Period, any payment required to keep the Policy in force. (See Partial Surrenders)

Transfers and Allocations to Funding Options

At any time prior to the Maturity Date, You may transfer all or part of each Fund Account Value to any other Fund or to the Fixed Account Value at any time. Funds may be transferred between the Funds or from the Funds to the Fixed Account. We reserve the right to charge an administrative fee of $25 for more than twelve transfers per year.

Within the forty-five days following the Policy Anniversary, You may request a transfer of a portion of the Fixed Account Value to one or more of the Funds. This type of transfer is allowed only once within this forty-five day period, and We must receive Your request at the Home Office within the forty-five day period. The transfer will be effective on the Valuation Date that Your request is received by the Home Office. The amount of such transfer cannot exceed 25% of the Fixed Account Value. However, if the Fixed Account Value is less than or equal to $500, the transfer amount may equal the full Fixed Account Value.

Accumulation Units for each Variable Option will be added to or subtracted from Your Separate Account Value, based on each Variable Option's Accumulation Unit Value computed on the next Valuation Date following our receipt of your request for transfer. A dollar amount will be added to or subtracted from the Fixed Account Value according to the terms of Your request for transfer. You should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to the Funds. (See Premium Payments and Accumulation Units)

Telephone Transfers

You may request a transfer of Account Values either in writing or by telephone. In order to make telephone transfers, a written telephone transfer authorization form must be completed by the Policyowner and returned to the Company at its Home Office. Once the form is processed, the Policyowner may request a transfer by telephoning the Company at 800-334-7586. All transfers must be in accordance with the terms of the Policy.

Transfer instructions are currently accepted on each Valuation Date. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given on the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and You will be notified.

We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. Any telephone instructions which We reasonably believe to be genuine will be Your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, the Policyowner will bear the risk of loss. If the Company does not use reasonable procedures, as described above, it may be liable for losses due to unauthorized instructions.

Automated Transfers (Dollar Cost Averaging)

Dollar Cost Averaging describes a system of investing a uniform sum of money at regular intervals over an extended period of time. Dollar Cost Averaging is based on the economic fact that buying a security with a constant sum of money at fixed intervals results in acquiring more of the item when prices are low and less of it when prices are high.


You may establish automated transfers of Fund Account Values on a monthly or quarterly basis from the Aetna Money Market VP to any other Fund or to the Fixed Account through Written Request or other method acceptable to the Company. You must have a minimum of $5,000 allocated to the Aetna Money Market VP in order to enroll in the Dollar Cost Averaging program. The minimum automated transfer amount is $50 per month.


There is no additional charge for the program. You may start or stop participation in the Dollar Cost Averaging program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. The Company reserves the right to suspend or modify automated transfer privileges at any time.

Before participating in the Dollar Cost Averaging program, You should consider the risks involved in switching between investments available under the Policy. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses. Therefore, You should carefully consider market conditions and each Fund's investment policies and related risks before electing to participate in the Dollar Cost Averaging Program.





Policy Values

Total Account Value

Once Your Policy has been issued, each Net Premium allocated to a Variable Option of the Separate Account is credited in the form of Accumulation Units of the Variable Option based on that Variable Option's Accumulation Unit Value. Each Net Premium will be credited to Your Policy at the Accumulation Unit Value(s) computed on the next Valuation Date following our receipt of the premium at Our Home Office following the Issue Date of the Policy. The number of Accumulation Units credited is determined by dividing the Net Premium by the value of an Accumulation Unit computed after the premium is received and accepted by Us. Since each Variable Option has a unique Accumulation Unit Value, if You have elected a combination of Variable Options You will have Accumulation Units credited to Your Separate Account Value for each Variable Option.

The Total Account Value of Your Policy is determined by: (a) multiplying the total number of Accumulation Units credited to the Policy for each applicable Variable Option by its appropriate current Accumulation Unit Value; (b) if You have elected a combination of Variable Options, totaling the resulting value; and (c) adding any values attributable to the Fixed Account and any values attributable to the Loan Account Value.

The number of Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of an Accumulation Unit. The number is increased by subsequent contributions to or transfers into a Variable Option, and decreased by charges and withdrawals from that Variable Option.

The Fixed Account Value reflects amounts allocated to the general account through payment of premiums or transfers from the Separate Account. Amounts allocated to the Fixed Account Value are guaranteed; however there is no assurance that the Separate Account Value of the Policy will equal or exceed the Net Premiums paid and allocated to the Separate Account.

You will be advised at least annually as to the number of Accumulation Units which remain credited to the Policy, the current Accumulation Unit Values, the Separate Account Value, the Fixed Account Value, and the Total Account Value.

Accumulation Unit Value

The value of an Accumulation Unit is determined on the Valuation Date. A Valuation Period is the time from one Valuation Date to the next Valuation Date. The value of an Accumulation Unit for any Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the net investment factor for the current period for the appropriate Variable Option. The net investment factor equals the net investment rate plus 1.0. The net investment rate is determined separately for each Variable Option as follows:

The net investment rate equals (a) the net assets of the Variable Option held in Variable Life Account B at the end of a Valuation Period; minus (b) the net assets of the Variable Option held in Variable Life Account B at the beginning of that Valuation Period, adjusted by any taxes or provisions for taxes attributable to the operation of Variable Life Account B; divided by (c) the value of the Variable Option's Accumulation Units held in Variable Life Account B at the beginning of the Valuation Period; minus (d) a daily charge for mortality and expense risk expenses.

Maturity Value

The Maturity Value of the Policy is the Total Account Value less the Loan Account Value less any unpaid accrued interest.

Surrender Value

The Surrender Value of the Policy is the amount You can receive in cash by surrendering the Policy. All or part of the Surrender Value may be applied to one or more of the Settlement Options described in this Prospectus or in any manner to which We agree and that We make available. (See Charges Deducted Upon Surrender)



Policy Rights

Full Surrenders

By Written Request, You may surrender the Policy for its Full Surrender Value at any time before the Maturity Date while one or both Insureds is alive. All insurance coverage under the Policy will end on the date of the Full Surrender. The Full Surrender Value will equal (a) the Total Account Value on the date of surrender; less (b) the Surrender Charge; less (c) the Loan Account Value plus any accrued interest. We will require return of the Policy. (See Right to Defer Payment, Policy Settlement and Payment of Benefits)

Partial Surrenders

By Written Request, You may, at any time after the expiration of the Right of Policy Examination, partially surrender the Policy. A Partial Surrender Charge will be deducted from the amount of the Total Account Value which is surrendered. The minimum amount of any Partial Surrender after any Partial Surrender charge is applied is $500. We may also charge an administrative fee of $25.

The Partial Surrender charge will be in proportion to the Surrender Charge that would apply to a Full Surrender. The proportion will be computed as the amount of the net Partial Surrender divided by the sum of the Fixed Account Value and the Separate Account Value less the Full Surrender Charge. When the Partial Surrender is made, any future Surrender Charge will be reduced in the same proportion.

The Partial Surrender Charge, and the net amount surrendered will reduce the Policy's values as described in the Charges Deducted Upon Surrender section.

If the Death Benefit Option for the Policy is Option 1, a Partial Surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts. However, We will not allow a Partial Surrender if the Specified Amount will be reduced below the minimum Specified Amount of $500,000.

If the Death Benefit Option for the Policy is Option 2, a Partial Surrender will reduce the Total Account Value and the Death Benefit. The Specified Amount will not be reduced.

If the Death Benefit for the Policy is determined as the Total Account Value divided by the Net Single Premium, the Partial Surrender may not reduce the Specified Amount.

A reduction in the Specified Amount will cause a reduction in the required premiums for the Guaranteed Death Benefit. The future premium required to maintain the Guaranteed Death Benefit will be based on the new Specified Amount.

If, at the time of a Partial Surrender, Your Total Account Value is attributable to the Separate Account and the Fixed Account, the Surrender Charge, the transaction charge and the amount paid to You upon the Partial Surrender will be deducted from the Separate Account Value and the Fixed Account Value in the same proportion as these values bear to the sum of the Fixed Account Value and the Separate Account Value on the date of the deduction. This is accomplished by liquidating Accumulation Units and withdrawing the value of the liquidated Accumulation Units from each Variable Option in the same proportion as their respective values have to the sum of Your Fixed Account and Separate Account Values. (See Right to Defer Payment, Policy Changes and Payment of Benefits)

Paid-Up Nonforfeiture Option

By Written Request, You may elect, at any time before the Maturity Date, to continue the Policy as paid-up life insurance.

The Surrender Value will be applied as a Net Single Premium to determine the Specified Amount of the paid-up insurance. The cost of the paid-up insurance will be based on the guaranteed maximum Cost of Insurance Rates in the Policy and an interest rate of 4.0% compounded annually. However, the Specified Amount of the paid-up insurance cannot exceed the Death Benefit under the Policy as of the effective date of the paid-up insurance. Any excess Surrender Value will be refunded to You.

Full and Partial Surrenders and Policy Loans, as described in this Prospectus, will be allowed if the Policy is continued in force as paid up insurance.

Proceeds payable under this option upon death or maturity will equal the Specified Amount less debt of the paid up insurance. (See Tax Matters)

Grace Period

If the Surrender Value is insufficient to satisfy a Monthly Deduction on the Monthly Deduction Day, We will allow You 61 days of grace for payment of an amount sufficient to continue coverage. We may require payment of the amount necessary to keep the Policy in force for the current month plus two additional months.

Written notice will be mailed to Your last known address, according to Our records, not less than 61 days before termination of the Policy. This notice will also be mailed to the last known address of any assignee of record.

During the days of grace the Policy will stay in force. If the Second Death occurs during the days of grace, We will deduct an amount required to keep the Policy in force from the Death Benefit.

If payment is not made within 61 days after the Monthly Deduction Day, the Policy will terminate without value at the end of the Grace Period. The termination will be effective on the Monthly Deduction Day for the first unpaid Monthly Deduction.

Reinstatement of a Lapsed Policy

If the Policy terminates as provided in its Grace Period benefit, it may be reinstated. To reinstate the Policy, the following conditions must be met:

-- The Policy has not been fully surrendered.

-- You must apply for reinstatement within 5 years after the date of termination and before the Maturity Date.

-- We must receive evidence of insurability, satisfactory to Us, on each Insured.

-- We must receive a premium payment sufficient to keep the Policy in force for the current month plus two additional months.

Supplemental Benefits will be reinstated only with Our consent. (See Grace Period and Premium Payments)

Coverage Beyond Maturity

Prior to the younger Insured's Attained Age 100, you may elect to continue coverage beyond the Maturity Date provided the Policy is in force on the Maturity Date. If elected, on the Maturity Date no proceeds will be paid and the Separate Account Value of the Policy will be transferred to the Fixed Account where it will continue to earn interest as described in the Policy (extra benefit riders terminate at the younger Insured's Attained Age 100). Monthly Deduction amounts will continue to be deducted, with a Cost of Insurance rate equal to zero. Only payments required to keep the Policy in force will be accepted beyond the Maturity Date.

The Policy may be subject to certain adverse tax consequences when continued beyond the Maturity Date.

All rights and benefits as described in the Policy will be available before the Second Death, and Proceeds will be payable on the Second Death.

Coverage beyond the Maturity Date may not be available in all states.

Right to Defer Payment

Payments of any Separate Account Value will be made within 7 days after Our receipt of Your Written Request. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange is closed (except holidays or weekends); (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funds is not reasonably practicable or it is not reasonably practicable to determine the value of the Funds' net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. For payment from the Separate Account in such instances, We may defer payment of Full Surrender and Partial Surrender Values, any Death Benefit in excess of the current Specified Amount, and any portion of the Loan Value.

Payment of any Fixed Account Value may be deferred for up to six months, except when used to pay amounts due Us.

Policy Loans

We will grant loans at any time after the expiration of the Right of Policy Examination and before the Maturity Date. The amount of the loan will not be more than the Loan Value. Unless otherwise required by state law, the Loan Value for this Policy is 90% of the sum of the Fixed Account Value and the Separate Account Value less the Surrender Charge applicable at the time of the loan.

The amount of the loan will be transferred out of the Fixed Account and Separate Account Values in proportion to the value of the Fixed Account and each Variable Option. The loan amount increases the Loan Account Value. The loan may be repaid in full or in part at any time prior to the Maturity Date as long as this Policy is in force and one or both Insureds is alive. The amount necessary to repay all loans in full is the Loan Account Value plus any accrued interest. Loan repayments will be allocated to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan was taken. The Loan Account Value will be reduced by payments You identify as loan repayments. All other payments will be considered premium payments.

The amount of interest earned on the Loan Account Value and the amount of interest charged to You on a loan depends on whether the loan is considered preferred. A preferred loan is a loan beginning in the 11th Policy Year or upon the younger Insured's Attained Age 65, whichever is later, and on each Policy Anniversary thereafter, that is taken from the Separate Account Value. The interest rate charged on the preferred loan is 4.5%, and the interest rate credited to the Loan Account Value is 4%.

For all other loans, the loan interest rate charged is 8%. The Loan Account Value will earn interest at the guaranteed rate of 4%; however, We may credit interest in excess of this rate.

Interest is due and payable on the next Policy Anniversary, the date this Policy ends or upon full repayment of the Loan Account Value. Any interest not paid when due will be added to the Loan Account Value on the Policy Anniversary and will itself bear interest on the same terms.

An outstanding loan amount will decrease the Surrender Value available under the Policy. For example, if a Policy has a Surrender Value of $10,000, You may take a loan of 90% or $9,000, leaving a new Surrender Value of $1,000. If a loan is not repaid, it will permanently decrease the Surrender Value which could cause the Policy to lapse. In addition, the Death Benefit will be decreased because of an outstanding Policy Loan. Furthermore, even if the loan is repaid, the amount of the Death Benefit and the Policy's Surrender Value may be permanently affected since the Loan Account Value is not credited with the investment experience of the Funds.

Policy Changes

You may make changes to Your Policy, as described below, by submitting a Written Request to Our Home Office. Supplemental Policy Specifications and/or a notice confirming the change will be sent to You once the change is completed.

Increase in Specified Amount

Increases will be allowed at any time while this Policy is in force while both Insureds are alive subject to the following conditions. The increase may be rescinded by You within 10 days of receipt of the supplemental Policy Specifications or notice of the right to rescind the increase, whichever is later.

-- Satisfactory evidence of insurability on both Insureds will be required.

-- The Issue Date for any increase will be shown in the supplemental Policy
   Specifications.

-- The minimum increase is $10,000.

-- The Surrender Value immediately after an increase must be at least three times the sum of (a) the most recent Monthly Deduction from the Total Account Value and (b) the Specified Amount of the increase multiplied by the applicable Cost of Insurance Rate divided by 1000.

-- An increase in the Specified Amount will increase the Surrender Charge.

-- The 5-year period as described in the No Lapse Coverage provision will restart on the Issue Date of the increase.

-- The Basic Monthly Premium and the Guaranteed Death Benefit Premium will be adjusted when the Specified Amount is increased.

Decrease in Specified Amount

You may decrease the Specified Amount of this Policy after the 5th Policy Year, however:

-- We will not allow a decrease in the Specified Amount if the Specified Amount would be reduced below the minimum Specified Amount of $500,000.

-- For a decrease in the Specified Amount, the Issue Date will be the Monthly
   Deduction Day on or next following the date on which Your Written Request is received.

-- The decrease will reduce any past increases in the reverse order in which they occurred.

-- The Basic Monthly Premium and Guaranteed Death Benefit Premium will be based on the new Specified Amount.

-- There will be no change in the Surrender Charge.

Change in Death Benefit Option
Any change in the Death Benefit Option is subject to the following conditions:

--If the change decreases the Specified Amount below the minimum of $500,000, We will increase the Specified Amount to $500,000.

--The change will take effect on the Monthly Deduction Day on or next following the date on which Your Written Request is received.

-- There will be no change in the Surrender Charge.

-- Evidence of insurability may be required.

--Changes from Option 1 to 2 will be allowed at any time while this Policy is in force. The Specified Amount will be reduced to equal the Specified Amount less the Total Account Value at the time of the change. In certain circumstances, the change may result in loss of the assurance that the Guaranteed Death Benefit Premium will keep the Policy in force to the younger Insured's Attained Age 100.

--Changes from Option 2 to 1 will be allowed at any time while this policy is in force. The new Specified Amount will be increased to equal the Specified Amount plus the Total Account Value as of the date of the change.

(See Surrender Charge and Right of Policy Examination)

Right of Policy Examination

The Policy has a free look period during which You may examine the Policy. If for any reason You are dissatisfied, it may be returned to Aetna or its representative within 10 days of receipt of the Policy or within a different period if required by State law. Return the Policy to Aetna, Individual Life Insurance, at 151 Farmington Avenue, Hartford, Connecticut 06156. Upon its return, the Policy will be deemed void from its beginning. The amount refunded will be (a) the difference between payments made and amounts allocated to Variable Life Account B plus (b) the value of amount allocated to Variable Life Account B on the date the returned contract is received by Aetna plus (c) any charges made under this Policy's terms on the amounts allocated to Variable Life Account B or (d) where required by State law, the entire payment made.

The Right of Policy Examination also applies to Increases in the Specified Amount. The increase may, for any reason, be rescinded by You within 10 days of receipt of the Supplemental Policy Specifications or within a different period if required by state law.

Supplemental Benefits

The supplemental benefits currently available as riders to the Policy include the following (may not be available in all states):

- Disability Benefit Rider--provides for a credit of the benefit amount described in the Policy in the event of the total disability of the covered Insured.

- Split Option Amendment Rider--allows You, upon election, to exchange the Policy for two individual policies, one on each Insured named in the Policy, subject to the terms of the rider.

  The exercise of the option provided by this Rider may have tax consequences. You should consult a competent tax advisor if you are considering purchasing this rider or exercising its option.

[square] Four Year Term Rider--provides non-participating term insurance for the first four Policy Years. The benefit amount described in the Policy increases the Policy's Death Benefit.

Other riders for supplemental benefits may become available under the Policy from time to time. The charges for each of these riders are illustrated in Your Policy.



Death Benefit

The Death Benefit under the Policy will be paid in a lump sum unless You or the beneficiary have elected that it be paid under one or more of the Settlement Options.

Payment of the Death Benefit may be delayed if the Policy is being contested. You may elect a Settlement Option for the beneficiary and deem it irrevocable. You may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the Second Death, unless You have made an irrevocable election. The beneficiary who has elected Settlement Option 1 may elect another option after the Second Death.

All or part of the Death Benefit may be applied under one of the Settlement Options, or such options as We may choose to make available in the future.

If the Policy is assigned as collateral security, We will pay any amount due the assignee in a lump sum. Any excess Death Benefit due will be paid as elected.

(See Right to Defer Payment and Policy Settlement)

Policy Settlement

Proceeds in the form of Settlement Options are payable by the Company upon the death of the Surviving Insured or upon Full Surrender or upon maturity and may be paid in a lump sum, in whole or in part, under any of the Settlement Options available under the Policy.

A Written Request may be made to elect, change or revoke a Settlement Option before payments begin under any Settlement Option. This request will take effect upon its filing at our Home Office. If no Settlement Option has been elected by You when the Death Benefit becomes payable to the beneficiary, that beneficiary may make the election.

The first variable Settlement Option payment will be as of the tenth Valuation Period following Our receipt of the properly-completed election form.

Settlement Options are funded by Variable Annuity Account B, a separate account of the Company established in 1976 in accordance with the insurance laws of the State of Connecticut. Variable Annuity Account B was formed for the purpose of segregating assets attributable to the variable portion of the variable annuity contracts and variable life settlement options from the Company's other assets. Variable Annuity Account B is registered as a unit investment trust under the Investment Company Act of 1940, and meets the definition of separate account under the federal securities laws. A Variable Annuity Account B prospectus will be provided in connection with selecting a Settlement Option.

Settlement Options

The following Settlement Options are available under the Policy:

Option 1--Payment of interest on the sum left with Us.

Option 2--Payments for a stated number of years, but no more than thirty.

Option 3--Payments for the lifetime of the Annuitant. If also chosen, We will guarantee payments for 60, 120, 180, or 240 months.

Option 4--Life Income Based Upon the Lives of Two Payees--an annuity will be paid during the joint lifetimes of two Annuitants. Payments will continue until both Annuitants have died. When this option is chosen, a choice must be made of:

a) 100% of the payment to continue after the first death;

b) 66-2/3% of the payment to continue after the first death;

c) 50% of the payment to continue after the first death;

d) Payments for a minimum of 120 months, with 100% of the payment to continue after the first death; or

e) 100% of the payment to continue to the survivor if the survivor is the original payee, and 50% of the payment to continue to the survivor if the survivor is the second payee.

In most states, no election may be made that would result in a first payment of less than $25 or that would result in total yearly payments of less than $120. If the value of the Policy is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

Calculation of Settlement Option Values
The value of the Settlement Options will be calculated as set forth in the Policy.

The Company
The Aetna Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in
1954). The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company is a wholly owned subsidiary of Aetna Retirement Holdings Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

The Company is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. As such it serves as the principal underwriter for the securities offered hereunder and also acts as the principal underwriter for Variable Annuity Accounts B, C and G (separate accounts of the Company registered as unit investment trusts), and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). Additionally, the Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, is the investment adviser for Portfolio Partners, Inc. The Company is also the depositor of Variable Annuity Accounts B, C and G





Directors & Officers




Name and Address*       Position with Company                 Business Experience During Past 5 Years
---------------------   -----------------------------------   ------------------------------------------------
Thomas J. McInerney     Director, President and Chairman,     President (since September 1997), Aetna Life
                        Executive Committee                   Insurance and Annuity Company; President
                        (Principal Executive Officer)         (since September 1997), Aetna Insurance
                                                              Company of America; Director and President (since
                                                              September 1997), Aetna Retirement Holdings, Inc.;
                                                              President (since August 1997), Aetna Retirement
                                                              Services, Inc.; Executive Vice President (since
                                                              August 1997), Aetna Inc., Aetna Services, Inc.
                                                              and Aetna Life Insurance Company; Vice President,
                                                              Strategy (March 1997 - August 1997) Aetna Inc.,
                                                              Aetna Services, Inc. and Aetna Life Insurance
                                                              Company; Vice President, Sales (December 1996 -
                                                              March 1997) and Vice President National Accounts
                                                              (April 1996 - March 1997), Aetna US Healthcare
                                                              Inc.; Vice President, Strategy, Finance, &
                                                              Administration (July 1995 - April 1996), Aetna
                                                              Inc.; Vice President, Guaranteed Products
                                                              (November 1992 - July 1995), Aetna Life Insurance
                                                              Company.

Name and Address*        Position with Company                 Business Experience During Past 5 Years
----------------------   -----------------------------------   -------------------------------------------------
Shaun P. Mathews         Director and Senior Vice              Senior Vice President, Product Management
                         President                             (since September 1997), Vice President,
                                                               Products Group (February 1996 - September 1997),
                                                               Senior Vice President, Strategic Markets and
                                                               Products (February 1993 - February 1996).

Catherine Hale Smith     Director, Chief Financial Officer     Chief Financial Officer and Senior Vice
                         and Senior Vice President             President, Strategy and Finance (since February
                                                               1998), Aetna Life Insurance and Annuity Company;
                                                               Chief Financial Officer (since February 1998),
                                                               Aetna Retirement Services, Inc.; Vice President,
                                                               Strategy, Finance and Administration, Financial
                                                               Relations (September 1996 - February 1998),
                                                               Aetna Inc.; Chief of Staff, Health/Group Life,
                                                               Strategy and Communication (April 1993 -
                                                               September 1996).

Kirk P. Wickman          Vice President, General Counsel       Vice President, General Counsel and Corporate
                         and Corporate Secretary               Secretary (since November 1996), Aetna Life
                                                               Insurance and Annuity Company; Vice President
                                                               and Counsel (June 1992 - November 1996), Aetna
                                                               Life Insurance Company.

Deborah Koltenuk         Vice President, Treasurer and         Vice President, Treasurer and Corporate
                         Corporate Controller                  Controller (since July 1996), Aetna Life
                                                               Insurance and Annuity Company and Aetna
                                                               Retirement Holdings, Inc.; Vice President,
                                                               Investment Financial Reporting and Securities
                                                               Operations (April 1996 - July 1996), Aetna Life
                                                               Insurance Company; Vice President, Investment
                                                               Planning and Financial Reporting (October 1994 -
                                                               April 1996), The Aetna Casualty and Surety
                                                               Company and The Standard Fire and Insurance
                                                               Company; Assistant Vice President, Finance and
                                                               Administration (June 1994 - October 1994), Aetna
                                                               Life Insurance Company; Controller (September
                                                               1993 - June 1994), Aetna Information Technology;
                                                               Assistant Vice President (December 1990 -
                                                               September 1993), Aetna Life and Casualty
                                                               Company.

Name and Address*        Position with Company        Business Experience During Past 5 Years
----------------------   --------------------------   ------------------------------------------------
Frederick D. Kelsven     Vice President and Chief     Vice President, Chief Compliance Officer (since
                         Compliance Officer           April 1998), Aetna Insurance Agency Holding
                                                      Company, Inc., Aetna Insurance Agency of
                                                      Massachusetts, Inc. and Aetna Insurance
                                                      Agency, Inc.; Vice President, Chief Compliance
                                                      Officer (since September 1997), Aetna
                                                      Retirement Holdings, Inc.; Vice President and
                                                      Chief Compliance Officer (since April 1997),
                                                      Aetna Insurance Company of America; Vice
                                                      President, Chief Compliance Officer (since
                                                      February 1997), Aetna Life Assignment
                                                      Company; Vice President & Chief Compliance
                                                      Officer (since November 1996), Aetna
                                                      Investment Services, Inc.; Director of
                                                      Compliance (January 1985 - September 1996),
                                                      Nationwide Life Insurance Company.

*The address of all Directors and Officers listed is 151 Farmington Avenue, Hartford, Connecticut. These individuals may also be directors and/or officers of other affiliates of the Company.

Directors, officers and employees of the Company are covered by a blanket fidelity bond in the amount of $60 million issued by Aetna Casualty and Surety Company.

Additional Information

Reports to Policyowners

The Company will maintain all records relating to the Separate Account. At least once in each Policy Year, the Company will send You a statement containing the following information:

(1) A statement of changes (including a statement of monthly deductions and investment results and any interest earnings for the report period) in the Total Account Value and Surrender Value since the prior report or since the Issue Date, if there has been no prior report;

(2) Surrender Value, Death Benefit, and any Loan Account Value as of the Policy Anniversary; and

(3) A projection of the Total Account Value, Loan Account Value and Surrender Value as of the succeeding Policy Anniversary.

If any portion of Your Total Account Value is allocated to the Separate Account, You will receive such additional periodic reports as may be required by the SEC. Some state laws require additional reports; these requirements vary from state to state.

Right to Instruct Voting of Fund Shares

In accordance with our view of present applicable law, We will vote the shares of each of the Funds held in the Separate Account in accordance with instructions received from Policyowners having a voting interest in the Funds. Policyowners having such an interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions. The number of shares which You have a right to vote will be determined as of a record date established by the Fund. The number of votes that You are entitled to direct with respect to a Fund will be determined by dividing the portion of Your Total Account Value attributable to that Fund by the net asset value of one share in the Fund. Voting instructions will be solicited by written communication at least 14 days before such meeting.

The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from Policyowners. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote the shares of the Fund in our own right, We may elect to do so.

Fund shares for which no timely instructions are received and Fund shares which are not otherwise attributable to Policyowners will be voted by Us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through the Separate Account.

Disregard of Voting Instructions

When required by state insurance regulatory authorities, We may disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, We may disregard voting instructions initiated by a Policyowner in favor of changes in the investment policy or the investment adviser of the Fund if We reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or if We determine that the change would have an adverse effect on the Separate Account if the proposed investment policy for a Fund would result in overly speculative or unsound investments. In the event that We do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policyowners.

State Regulation

With the exception of Guam, Puerto Rico and the Virgin Islands, the Policy will be offered for sale in all jurisdictions where the Company is authorized to do business and where the Policy has been approved by the appropriate Insurance Department or regulatory authorities.

The Company is subject to regulation and supervision by the Insurance Department of the State of Connecticut, which periodically examines its affairs. The Company is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which We do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.

Legal Matters

The Company knows of no material legal proceedings pending to which either the Separate Account or the Company is a party or which would materially affect the Separate Account. The legal validity of the securities described in the prospectus has been passed on by Counsel for the Company.

The Registration Statement

A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D C, upon payment of the SEC's prescribed fees.

Distribution of the Policy

The Company will serve as underwriter of the securities offered hereunder as defined by the federal securities laws. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. The Company will contract with one or more registered broker-dealers, including broker-dealers affiliated with it ("Distributors"), to offer and sell the Policies. The Company may also offer and sell policies directly. All persons selling the Policies will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable life insurance.

The Company may also contract with independent third party broker-dealers who will act as wholesalers by assisting the Company in finding broker-dealers to offer and sell the Policies. These parties may also provide training, marketing and other sales related functions for the Company and other broker-dealers and may provide certain administrative services to the Company in connection with the Policies. The Company may pay such parties compensation based on premium payments for the Policies purchased through broker-dealers selected by the wholesaler. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.

Salespersons and their supervising broker-dealers will be compensated for sales of the Policy on a commission and service fee basis. Commissions will equal 50% of the sum of the first-year premiums up to a premium amount ("target premium") established by the Company and 3% for that part of the sum that is greater than the target premium. We may also pay commissions of 3% of any additional premiums paid during Policy Years 2 through 10, or may pay an equivalent amount based on Total Account Value. In the event of an increase in Specified Amount, the commission will equal 47% of the target premium for the additional Specified Amount in the year of an increase and 3% for premiums paid until the tenth year from the increase or an equivalent amount based on Total Account Value. In addition, certain production, persistency and managerial bonuses, as well as expense allowances, may be paid.

Independent Auditors

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

Year 2000


As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and (iv) testing and certification. At year end 1997, Aetna, including the Company, had substantially completed the inventory and assessment stages. The remediation of mission-critical systems is currently underway and targeted for completion by December 31, 1998. Testing and certification of all systems and applications are targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties failure to resolve their own Year 2000 issues. Where practicable Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.



Tax Matters
General
The following is a discussion of the federal income tax considerations relating to the Policy. This discussion is based on the Company's understanding of federal income tax laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS"). These laws are complex, and tax results may vary among individuals. A person or persons contemplating the purchase of or the exercise of elections under the Policy described in this Prospectus should seek competent tax advice.

Federal Tax Status of the Company

The Company is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, the operations of each Separate Account form a part of the Company's total operations and are not taxed separately, although operations of each Separate Account are treated separately for accounting and financial statement purposes.


Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts. Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account investment income or realized net capital gains. Therefore, the Company does not intend to make provisions for any such taxes. However, the Company reserves the right to make a deduction for such taxes should they be imposed with respect to such items in the future.

Life Insurance Qualification


Section 7702 of the Code includes a definition of life insurance for tax purposes. These rules place limits on the amount of premiums that may be paid under the policy and the relationship between the death benefit and the account value. If necessary, we will return excess premiums or increase your death benefit in order to maintain compliance with Section 7702. An increase in death benefit may be a "material change" and may trigger a test to determine whether the Policy has become a "Modified Endowment Contract" (See--Tax Matters--Modified Endowment Contracts). An increase in death benefit will also trigger an increase in Cost of Insurance charges. The Secretary of the Treasury has been granted authority to prescribe regulations to carry out the purposes of
Section 7702, and proposed regulations governing mortality charges were issued in 1991. The Company believes that the Policy meets the statutory definition of life insurance. As such, and assuming the diversification standards of Section 817(h) (discussed below) are satisfied, then except in limited circumstances (a) death benefits paid under the Policy should generally be excluded from the gross income of the beneficiary for federal income tax purposes under Section 101(a)(1) of the Code, and (b) a Policyowner should not generally be taxed on the cash value under a Policy, including increments thereof, prior to actual receipt. The principal exceptions to these rules are corporations that are subject to the alternative minimum tax, and thus may be subject to tax on increments in the Policy's Total Account Value, and Policyowners who acquire a Policy in a "transfer for value" and thus can become subject to tax on the portion of the Death Benefit which exceeds the total of their cost of acquisition and subsequent premium payments.


The Company intends to comply with any future final regulations issued under Sections 7702 and 817(h) of the Code, and therefore reserves the right to make such changes as it deems necessary to ensure such compliance. Any such changes will apply uniformly to affected Policyowners and will be made only after advance written notice.

General Rules

Upon the surrender or cancellation of any Policy, whether or not it is a Modified Endowment Contract, the Policyowner will be taxed on the Surrender Value only to the extent that it exceeds the gross premiums paid less prior untaxed withdrawals. The amount of any unpaid Policy Loans will, upon surrender, be added to the Surrender Value and will be treated for this purpose as if it had been received.


Assuming the Policy is not a Modified Endowment Contract, the proceeds of any Partial Surrenders are generally not taxable unless the total amount received due to such surrenders exceeds total premiums paid less prior untaxed Partial Surrender amounts. However, Partial Surrenders made within the first 15 Policy Years may be taxable in limited circumstances where the Surrender Value plus any unpaid Policy debt exceeds the total premiums paid less the untaxed portion of any prior Partial Surrenders. This result may occur even if the total amount of any Partial Surrenders does not exceed total premiums paid to that date.


Loans received under the Policy will ordinarily be considered indebtedness of the Policyowner, and assuming the Policy is not considered a Modified Endowment Contract, Policy Loans will not be treated as current distributions subject to tax. Generally, amounts of loan interest paid by individuals will be considered nondeductible "personal interest."

Modified Endowment Contracts

A class of contracts known as "Modified Endowment Contracts" has been created under Section 7702A of the Code. The tax rules applicable to loan proceeds and proceeds of a Partial Surrender of any Policy that is considered to be a Modified Endowment Contract will differ from the general rules noted above.


A contract will be considered a Modified Endowment Contract if it fails the "7-pay test." A Policy fails the 7-pay test if, at any time in the first seven Policy Years, the amount paid into the Policy exceeds the amount that would have been paid had the Policy provided for the payment of seven (7) level annual premiums.

Each Policy is subject to testing under the 7-pay test during the first seven Policy Years and for the seven Policy Years following the time a material change takes effect. A material change, for these purposes, includes the exchange of a life insurance policy for another life insurance policy or the conversion of a term life insurance policy into a whole life or universal life insurance policy. In addition, an increase in the future benefits provided constitutes a material change unless the increase is attributable to (1) the payment of premiums necessary to fund the lowest Death Benefit payable in the first seven Policy Years or (2) the crediting of interest or other earnings with respect to such premiums. A reduction in death benefits during the first seven Policy Years, or after the seventh year where the reduced death benefit is lower than the lowest death benefit provided during the first seven years, may also cause a Policy to be considered a Modified Endowment Contract.

If the Policy is considered to be a Modified Endowment Contract, the proceeds of any Partial Surrenders, any Policy Loans and most assignments will be currently taxable to the extent that the Policy's Total Account Value immediately before payment exceeds gross premiums paid (increased by the amount of loans previously taxed and reduced by untaxed amounts previously received). These rules may also apply to Policy Loans or Partial Surrender proceeds received during the two-year period prior to the time that a Policy becomes a Modified Endowment Contract. If the Policy becomes a Modified Endowment Contract, it may be aggregated with other Modified Endowment Contracts purchased by You from the Company (and its affiliates) during any one calendar year for purposes of determining the taxable portion of withdrawals from the Policy. In the event of a distribution under the Policy, the Company will notify the Policyowner if the Policy is a Modified Endowment Contract.


A penalty tax equal to 10% of the amount includable in income will apply to the taxable portion of the proceeds of any Policy Surrender or Policy Loan received by any Policyowner of a Modified Endowment Contract who is not an individual. Taxable policy distributions made to an individual who has not reached the age of 591/2 will also be subject to the penalty tax unless those distributions are attributable to the individual becoming disabled, or are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such individual (i.e., an annuity).

Diversification Standards

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Funds, intends to comply with these requirements.

Investor Control

In certain circumstances, owners of variable contracts may be considered the owners for federal income tax purposes of the assets of the separate account used to support their contracts. In those circumstances, income and gains from separate account assets would be includable in the variable contractowner's gross income. In several rulings published prior to the enactment of Section 817(h), the IRS stated that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations under Section 817(h) concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., You), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Funds without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from those described by the IRS in pre-Section 817(h) rulings in which it was determined that Policyowners were not owners of separate account assets. For example, a Policyowner has additional flexibility in allocating premium payments and account values. While the Company does not believe that these differences would result in a Policyowner being treated as the owner of a pro rata portion of the assets of the Separate Account, there is no regulation or ruling of the IRS that confirms this conclusion. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the Separate Account.

Other Tax Considerations

Business-owned life insurance may be subject to certain additional rules.
Section 264(a)(1) of the Code generally prohibits employers from deducting premiums on policies covering officers, employees or other financially interested parties where the employer is a beneficiary under the Policy. Additions to the Policy's Total Account Value may also be subject to tax under the corporation alternative minimum tax provisions. In addition, Section 264(a)(4) of the Code limits the Policyowner's deduction for interest on loans taken against life insurance covering the lives of officers, employees, or others financially interested in the Policyowner's trade or business. Under current tax law, interest may generally be deducted on an aggregate total of $50,000 of loans per covered life only with respect to life insurance policies covering each officer, employee or others who may have a financial interest in the Policyowner's trade or business, and are considered key persons.

Generally, a key person means an officer or a 20 percent owner. However, the number of key persons will be limited to the greater of (a) 5 individuals, or
(b) the lesser of 5 percent of the total officers and employees of the tax payor or 20 individuals. Deductible interest for these contracts will be capped based on applicable Moody's Corporate Bond Rate.


Section 264 (f) of the Code denies a deduction for a portion of a Policyowner's otherwise deductible interest that is allocable to unborrowed policy cash values. The nondeductible interest amount is the amount that bears the same ratio to such interest as the company's average unborrowed cash values of life insurance and annuity policies issued after June 8, 1997 bears to the sum of the average unborrowed cash values of policies plus the average adjusted tax basis of other assets owned by the company. This provision does not apply to policies in which the insured is a 20 percent owner, officer, director or employee of the business, including policies jointly covering such individual and his or her spouse. The rule also will not apply where the Policyowner is a natural person, unless a trade or business is directly or indirectly the beneficiary of the policy.


Depending on the circumstances, the exchange of a policy, a change in the Policy's Death Benefit Option, a Policy Loan, a Full or Partial Surrender, a change in Ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance and other tax consequences of policy ownership, premium payments and receipt of policy proceeds depend on the circumstances of each Policyowner or beneficiary. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.


Withholding

Generally, unless you provide us with a written election to the contrary before We make the distribution, We are required to withhold income tax from any portion of a distribution We make to you that is includable in your income. If you do not wish us to withhold tax from the payment, or if enough is not withheld, you may have to pay later. You may also have to pay penalties if your withholding and estimated tax payments are insufficient.

Misc. Policy Provisions

The Policy

The Policy which You receive, the application You make when You purchase the Policy, any applications for any changes approved by Us and any riders constitute the whole contract. Copies of all applications are attached to and made a part of the Policy.

Application forms are completed by the applicants and forwarded to the Company for acceptance. Upon acceptance the Policy is prepared, executed by duly authorized officers of the Company, and forwarded to You.

We reserve the right to make a change in the Policy; however, We will not change any terms of the Policy beneficial to You. Only the President, Executive Vice President or the Corporate Secretary may agree to a change in the Policy, and then only in writing.

Payment of Benefits

All benefits are payable at Our Home Office. We may require submission of the Policy before We grant Policy Loans, make changes or pay benefits.

Suicide and Incontestability

Suicide Exclusion

In most states, if one or both Insureds die by suicide, while sane or insane, within 2 years from the Issue Date of this Policy, this Policy will end and We will pay:

1. the difference between payments made and amounts allocated to the Separate Account; plus

2. the Separate Account Value; plus

3. any charges made under this Policy's terms on the Separate Account Value;
less

4. the sum of:

 (a) the Loan Account Value transferred from the Fixed Account Value; plus (b) the interest due on the Loan Account Value; plus (c) the value of any Partial Surrenders transferred from the Fixed Account
Value; plus
 (d) any interest earned on the Loan Account Value transferred to the Separate Account Value.

In most states, if one or both Insureds die by suicide while sane or insane, within 2 years from the Issue Date of any increase in coverage, We will pay only the Monthly Deductions for the increase in coverage.

In most states, if one or both Insureds die by suicide while sane or insane, more than 2 years from the Issue Date of this Policy but within 2 years from the Issue Date of any increase in coverage, We will pay:

1. the Proceeds on death for any coverage in effect more than 2 years from the Issue Date of this Policy; plus

2. the Monthly Deductions for the increase in coverage.

All amounts will be calculated as of the date of the suicide.

Incontestability
In most states, with respect to statements made in the initial application or any Subsequent Application for each Insured: We will not contest this Policy after it has been in force during the lifetime of each Insured for 2 years from its Issue Date.

In most states, with respect to statements made in any subsequent application for one or both Insureds: We will not contest coverage relating to subsequent applications after coverage has been in force during the lifetime of each Insured for 2 years from the Issue Date of such coverage or from the effective date of any reinstatement.

If this Policy is contested, Your rights or the Beneficiary's rights may be affected.

Protection of Proceeds

To the extent provided by law, the proceeds of the Policy are subject neither to claims by a beneficiary's creditors nor to any legal process against any beneficiary.

Nonparticipation

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

Changes in Owner and Beneficiary; Assignment

Unless otherwise stated in the Policy, You may change the Policyowner and the beneficiary, or both, at any time while the Policy is in force. A request for such change must be made in writing and sent to the Company at the Home Office. After We have agreed, in writing, to the change, it will take effect as of the date on which Your Written Request was signed.

The Policy may also be assigned. No assignment of a Policy will be binding on Us unless made in writing and sent to Us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. Otherwise, We are not responsible for the validity of any assignment. The rights of the Policyowner and the interest of the beneficiary will be subject to the rights of any assignee of record.

Misstatement as to Age and/or Sex

If the age and/or the sex of one or both Insureds is misstated, the amount of the Death Benefit will be adjusted to reflect the coverage that would have been purchased by the most recent pre-Maturity Date Monthly Deduction at the correct age and/or sex.

Performance Reporting and Advertising

From time to time, the Company may report different types of historical performance for the Variable Options of the Separate Account available under the Policy. The Company may report the average annualized total returns of the Funds over various time periods. Such returns will reflect an annual reduction for investment management fees and fund expenses, but not deductions at the separate account or policy level for mortality and expense risk charges and policy expenses, which, if included, would reduce performance. The Company will accompany the returns of the Funds with at least one of the following: (i) returns of the variable options for the same periods as shown for the Funds, which will include, in addition to deduction for investment management fees and Fund expenses, deductions under the Separate Account for the current mortality and expense risk charge, but not other charges under the policy; or (ii) an illustration of Total Account Value and Surrender Values as of the performance reporting date for hypothetical Insureds of a given age, sex, underwriting classification, premium level and policy amount. Such illustrations will assume for each Variable Option that 100% of each Net Premium was allocated to that option. The illustrations of the Surrender Value will assume that all Fund charges, the mortality and expense risk charge and all other Policy charges are deducted, including Premium Loads, Cost of Insurance charges, administrative charges, Policy fees and Surrender Charges. The illustrations of the Total Account Value will assume that all such charges except the Surrender Charge are deducted.

We may also distribute sales literature that compares the percentage change in the net asset values of the Funds or in Accumulation Unit Values for any of the Variable Options to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other mutual funds or variable options that have investment objectives similar to the Fund or Variable Option being compared.

Illustrations of Death Benefit, Total Account Values and Surrender Values

The following pages provide hypothetical illustrations of how the Death Benefit, Total Account Values, and Surrender Values of a Policy can change over time for a Policy issued to two opposite gender 65-year old Insureds if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6% and 12%, respectively, and are based upon a number of assumptions.

There are two pages of values. The first page illustrates the assumption that the Guaranteed Maximum Cost of Insurance rates and other charges at guaranteed rates are charged in all years. The second page illustrates the assumption that the current scale of Cost of Insurance rates and other charges at current rates are charged in all years. The Cost of Insurance rates vary by age and sex (where permitted by state law).


The values shown in these illustrations vary according to assumptions used for charges and gross rates of investment returns. The actual investment returns experienced by the Policy and the charges deducted may be higher or lower than those illustrated. The charges reflected on the first page consist of the maximum allowable charges under the Policy, including 0.90% for mortality and expense risks in all Policy Years and 10.00% for Premium Loads (assuming no change in state premium tax and federal tax laws); the first page also reflects 0.72% for expenses of the Funds based on the allocation described below. The charges reflected on the second page consist of the current charges imposed under the Policy, including 0.65% for mortality and expense risks in Policy Years 1 through 10, 0.25% for mortality and expense risks in Policy Years 11 through 20, 0.00% for mortality and expense risks in Policy Years 21 and later, and 8% for Premium Loads; the second page also reflects 0.72% for Fund expenses based on the allocation described below. The charge for the Fund expenses reflected in the illustrations assumes that Total Account Values have been allocated equally among all Funds and represent a fixed average of the investment advisory fees and other expenses charged by each of the Funds.


After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.37%, 4.63%, and 10.63%, respectively, during the first 10 Policy Years, -.97%, 5.03%, and 11.03%, respectively, during Policy Years 11 through 20, and -0.72%, 5.28%, and 11.28%, respectively, thereafter on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.62%, 4.38%, and 10.38%, respectively.

The Death Benefit, Total Account Values, and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. The illustrations also assume that premiums are paid as indicated, no Policy Loans are made, no increases or decreases in Specified Amount are requested, no Death Benefit Option changes, and no Partial Surrenders are made.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since We are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Surrender Values illustrated.

Upon request, We will provide a comparable personalized illustration based upon the age, sex (if necessary), and underwriting classification of the proposed Insureds, including the Specified Amount and premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 may be charged for each such illustration. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          ON THE LIVES OF TWO INSUREDS
              FEMALE AND MALE ISSUE AGE 65 PREFERRED NONSMOKER RISK
                 $30,330 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM
                             FACE AMOUNT $1,000,000
                             DEATH BENEFIT OPTION 1
                               GUARANTEED CHARGES


         Premiums              Death Benefit
        Accumulated       Gross Annual Investment              Total Account Value              Cash Surrender Value*
            at                  Returns of                Annual Investment Returns of       Annual Investment Returns of
        5% Interest ----------------------------------- --------------------------------- ----------------------------------
Year     Per Year     Gross 0%    Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------ ------------ ----------- ----------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1         31,847   1,000,000   1,000,000   1,000,000     25,164     26,747       28,331         0          0            0
 2         65,285   1,000,000   1,000,000   1,000,000     49,592     54,329       59,258     4,482      9,219       14,148
 3        100,396   1,000,000   1,000,000   1,000,000     72,882     82,362       92,626    29,802     39,282       49,546
 4        137,262   1,000,000   1,000,000   1,000,000     94,933    110,757      128,591    53,923     69,747       87,581
 5        175,972   1,000,000   1,000,000   1,000,000    115,636    139,416      167,333    76,736    100,516      128,433

 6        216,617   1,000,000   1,000,000   1,000,000    134,844    168,211      209,043    98,104    131,471      172,303
 7        259,294   1,000,000   1,000,000   1,000,000    152,369    196,978      253,925   117,819    162,428      219,375
 8        304,106   1,000,000   1,000,000   1,000,000    167,947    225,491      302,191   135,627    193,171      269,871
 9        351,157   1,000,000   1,000,000   1,000,000    181,240    253,463      354,088   151,170    223,393      324,018
10        400,562   1,000,000   1,000,000   1,000,000    191,849    280,576      409,950   164,069    252,796      382,170

15        687,202   1,000,000   1,000,000   1,071,859    188,192    392,201      774,259   172,422    376,431      758,489
20      1,053,035   1,000,000   1,000,000   1,640,877      5,010    418,826    1,307,140     5,010    418,826    1,307,140
25      1,519,941   1,000,000   1,000,000   2,370,026          0    163,864    2,019,090         0    163,864    2,019,090
30      2,115,845   1,000,000   1,000,000   3,300,419          0          0    2,980,501         0          0    2,980,501

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk and administrative expense charges assumed.

If premiums are paid more frequently than annually, the Death Benefit could be, and the Account Values and Surrender Values would be, less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results.

Actual investment results may be more or less than those shown and will depend on a number of factors including the Policyowner's allocations, and the Fund's rates of return. The Total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

* The Cash Surrender Values reflect the application of the maximum Surrender Charge under the Contract and allowed in most states. The Surrender Charge may be limited to a lower amount in certain states.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          ON THE LIVES OF TWO INSUREDS
             FEMALE AND MALE ISSUE AGE 65 PREFERRED NONSMOKER RISK
                $30,330 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM
                            FACE AMOUNT $1,000,000
                            DEATH BENEFIT OPTION 1
                                CURRENT CHARGES


         Premiums              Death Benefit
        Accumulated       Gross Annual Investment               Total Account Value                Cash Surrender Value*
            at                  Returns of                 Annual Investment Returns of         Annual Investment Returns of
        5% Interest ----------------------------------- ----------------------------------- ------------------------------------
Year     Per Year     Gross 0%    Gross 6%   Gross 12%   Gross 0%    Gross 6%    Gross 12%   Gross 0%    Gross 6%     Gross 12%
------ ------------ ----------- ----------- ----------- ---------- ------------ ----------- ---------- ------------ ------------
 1         31,847   1,000,000   1,000,000   1,000,000     25,906       27,528       29,150         0            0            0
 2         65,285   1,000,000   1,000,000   1,000,000     51,129       55,995       61,057     6,569       11,435       16,497
 3        100,396   1,000,000   1,000,000   1,000,000     75,266       85,024       95,587    32,716       42,474       53,037
 4        137,262   1,000,000   1,000,000   1,000,000     98,215      114,536      132,927    57,705       74,026       92,417
 5        175,972   1,000,000   1,000,000   1,000,000    119,863      144,443      173,290    81,443      106,023      134,870

 6        216,617   1,000,000   1,000,000   1,000,000    140,886      175,459      217,743   104,596      139,169      181,453
 7        259,294   1,000,000   1,000,000   1,000,000    161,682      208,031      267,126   127,552      173,901      232,996
 8        304,106   1,000,000   1,000,000   1,000,000    182,256      242,242      321,994   150,326      210,312      290,064
 9        351,157   1,000,000   1,000,000   1,000,000    202,610      278,181      382,968   172,910      248,481      353,268
10        400,562   1,000,000   1,000,000   1,000,000    222,749      315,939      450,736   195,309      288,499      423,296

15        687,202   1,000,000   1,000,000   1,300,390    329,021      548,527      939,338   313,441      532,947      923,758
20      1,053,035   1,000,000   1,060,847   2,195,572    415,881      845,082    1,749,017   415,881      845,082    1,749,017
25      1,519,941   1,000,000   1,434,272   3,627,674    463,174    1,221,896    3,090,515   463,174    1,221,896    3,090,515
30      2,115,845   1,000,000   1,860,756   5,831,637    437,283    1,680,388    5,266,361   437,283    1,680,388    5,266,361

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk and administrative expense charges assumed.

If premiums are paid more frequently than annually, the Death Benefit could be, and the Account Values and Surrender Values would be, less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results.

Actual investment results may be more or less than those shown and will depend on a number of factors including the Policyowner's allocations, and the Fund's rates of return. The Total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

* The Cash Surrender Values reflect the application of the maximum Surrender Charge under the Contract and allowed in most states. The Surrender Charge may be limited to a lower amount in certain states.

                              FINANCIAL STATEMENTS
                            VARIABLE LIFE ACCOUNT B


                                     Index


Statement of Assets and Liabilities as of June 30, 1998 (unaudited) ....................   S-2
Statements of Operations and Changes in Net Assets for the six months
   ended June 30, 1998 and June 30, 1997 (unaudited) ...................................   S-5
Condensed Financial Information for the six months ended June 30, 1998 (unaudited) .....   S-6
Notes to Financial Statements--June 30, 1998 (unaudited) ...............................   S-11
Statement of Assets and Liabilities--December 31, 1997 .................................   S-18
Statements of Operations and Changes in Net Assets for the years ended
   December 31, 1997 and 1996 ..........................................................   S-20
Condensed Financial Information for the year ended December 31, 1997 ...................   S-21
Notes to Financial Statements--December 31, 1997 .......................................   S-25
Independent Auditors' Report ...........................................................   S-27

Variable Life Account B

Statement of Assets and Liabilities--June 30, 1998 (Unaudited)


ASSETS:
Investments, at net asset value: (Note 1)

                                                                Shares           Cost             Assets
                                                                ------           ------           -------
 Aetna Ascent VP: ........................................      166,392     $ 2,376,371       $  2,554,102
 Aetna Balanced VP, Inc.: ................................    2,000,676      31,639,598         30,542,242
 Aetna Bond VP: ..........................................    2,018,518      26,164,985         26,383,260
 Aetna Crossroads VP: ....................................      107,074       1,439,171          1,510,546
 Aetna Growth and Income VP: .............................    4,129,017     134,496,170        153,600,383
 Aetna Index Plus Large Cap VP: ..........................      495,388       7,647,288          8,191,285
 Aetna Legacy VP: ........................................       74,593         921,619            958,255
 Aetna Money Market VP: ..................................    1,964,443      25,461,530         25,606,101
 Aetna Small Company VP: .................................       66,047         900,231            900,384
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio: ...............................    1,186,549      28,435,239         29,865,440
  Growth Portfolio: ......................................      342,807      12,123,888         13,136,377
  High Income Portfolio: .................................       22,835         288,632            288,404
  Overseas Portfolio: ....................................      106,141       2,068,715          2,188,635
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio: ...............................      150,588       2,533,025          2,597,638
  Contrafund Portfolio: ..................................    1,380,520      27,627,446         30,302,404
 Janus Aspen Series:
  Aggressive Growth Portfolio: ...........................      626,000      12,774,693         15,086,609
  Balanced Portfolio: ....................................      799,175      14,488,996         15,903,582
  Growth Portfolio: ......................................      875,967      15,661,881         18,132,521
  Worldwide Growth Portfolio: ............................    1,341,912      31,718,985         38,512,867
 Oppenheimer Global Securities Fund: .....................        6,131         133,514            133,048
 Oppenheimer Strategic Bond Fund: ........................       41,630         213,727            213,980
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio: ...................      487,838      24,675,636         25,138,291
  PPI MFS Research Growth Portfolio: .....................      831,192       9,382,022          9,525,457
  PPI MFS Value Equity Portfolio: ........................        8,271         293,074            293,769
  PPI Scudder International Growth Portfolio: ............      944,732      15,632,256         16,098,225
  PPI T. Rowe Price Growth Equity Portfolio: .............        9,150         457,728            465,027
                                                                                              ------------
NET ASSETS: (Cost $429,556,416) ..........................                                    $468,128,831
                                                                                              ============

See Notes to Financial Statements

Variable Life Account B

Net assets represented by:
Policyholders' account values: (Notes 1 and 5)
Aetna Ascent VP:
 Policyholders' account values ..........................  $ 2,554,102
Aetna Balanced VP, Inc.:
 Policyholders' account values ..........................   30,542,242
Aetna Bond VP:
 Policyholders' account values ..........................   26,383,260
Aetna Crossroads VP:
 Policyholders' account values ..........................    1,510,546
Aetna Growth and Income VP:
 Policyholders' account values ..........................  153,600,383
Aetna Index Plus Large Cap VP:
 Policyholders' account values ..........................    8,191,285
Aetna Legacy VP:
 Policyholders' account values ..........................      958,255
Aetna Money Market VP:
 Policyholders' account values ..........................   25,606,101
Aetna Small Company VP:
 Policyholders' account values ..........................      900,384
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Policyholders' account values .........................   29,865,440
 Growth Portfolio:
  Policyholders' account values .........................   13,136,377
 High Income Portfolio:
  Policyholders' account values .........................      288,404
 Overseas Portfolio:
  Policyholders' account values .........................    2,188,635
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Policyholders' account values .........................    2,597,638
 Contrafund Portfolio:
  Policyholders' account values .........................   30,302,404
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Policyholders' account values .........................   15,086,609
 Balanced Portfolio:
  Policyholders' account values .........................   15,903,582
 Growth Portfolio:
  Policyholders' account values .........................   18,132,521
 Worldwide Growth Portfolio:
  Policyholders' account values .........................   38,512,867

Variable Life Account B

Oppenheimer Global Securities Fund:
 Policyholders' account values ............. $    133,048
Oppenheimer Strategic Bond Fund:
 Policyholders' account values .............      213,980
Portfolio Partners, Inc.:
 PPI MFS Emerging Equities Portfolio:
  Policyholders' account values ............   25,138,291
 PPI MFS Research Growth Portfolio:
  Policyholders' account values ............    9,525,457
 PPI MFS Value Equity Portfolio:
  Policyholders' account values ............      293,769
 PPI Scudder International Growth Portfolio:
  Policyholders' account values ............   16,098,225
 PPI T. Rowe Price Equity Portfolio:
  Policyholders' account values ............      465,027
                                             ------------
                                             $468,128,831
                                             ============

See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets



                                                                   Six Months Ended   Six Months Ended
                                                                     June 30, 1998     June 30, 1997
                                                                      (Unaudited)       (Unaudited)
                                                                  ------------------ -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ......................................................   $  15,690,494      $  11,181,934
Expenses: (Notes 2 and 5)
 Valuation period deductions ....................................      (1,857,853)          (997,893)
                                                                    -------------      -------------
Net investment income ...........................................      13,832,641         10,184,041
                                                                    -------------      -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ............................................     226,002,118         59,623,673
 Cost of investments sold .......................................     209,097,437         57,979,237
                                                                    -------------      -------------
  Net realized gain .............................................      16,904,681          1,644,436
Net unrealized gain on investments: (Note 5)
 Beginning of period ............................................      16,987,228         14,132,669
 End of period ..................................................      38,572,414         31,101,610
                                                                    -------------      -------------
  Net change in unrealized gain .................................      21,585,186         16,968,941
                                                                    -------------      -------------
Net realized and unrealized gain on investments .................      38,489,867         18,613,377
                                                                    -------------      -------------
Net increase in net assets resulting from operations ............      52,322,508         28,797,418
                                                                    -------------      -------------
FROM UNIT TRANSACTIONS:
Variable life premium payments ..................................               0         58,671,717
Sales and administrative charges deducted by the Company ........               0         (2,085,289)
Premiums allocated to the fixed account .........................               0         (1,815,334)
                                                                    -------------      -------------
 Net premiums allocated to the variable account .................      88,586,572         54,771,094
Transfers to the Company for monthly deductions .................     (14,049,985)       (10,113,895)
Redemptions by contract holders .................................      (8,789,995)        (4,774,132)
Transfers on account of policy loans ............................      (2,204,208)          (932,289)
Other ...........................................................        (261,208)           (28,048)
                                                                    -------------      -------------
 Net increase in net assets from unit transactions (Note 5) .....      63,281,176         38,922,730
                                                                    -------------      -------------
Change in net assets ............................................     115,603,684         67,720,148
NET ASSETS:
Beginning of period .............................................     352,525,147        223,173,883
                                                                    -------------      -------------
End of period ...................................................   $ 468,128,831      $ 290,894,031
                                                                    =============      =============

See Notes to Financial Statements

Variable Life Account B

Condensed Financial Information--Six Month Period Ended June 30, 1998
(Unaudited)



                                                   Value
                                                  Per Unit          Increase (Decrease)       Units
                                          ------------------------      in Value of        Outstanding       Reserves
                                           Beginning     End of         Accumulation          at End          at End
                                           of Period     Period             Unit            of Period       of Period
                                          ----------- ------------ --------------------- --------------- ---------------
Aetna Ascent VP
 Aetna Vest .............................  $  14.055   $  15.341             9.16%             18,121.1  $  277,999.8
 Aetna Vest Estate Protector ............     14.077      15.366             9.16%             17,547.8     269,642.8
 Aetna Vest Estate Protector II .........     10.441      10.584             1.37%(3)           1,366.6      14,463.2
 Aetna Vest II ..........................     14.040      15.310             9.07%              9,922.1     151,951.6
 Aetna Vest Plus ........................     14.040      15.314             9.07%            120,151.2   1,840,044.5
Aetna Balanced VP, Inc.
 Aetna Vest .............................     21.286      23.459            10.21%            106,697.1   2,502,975.9
 Aetna Vest Estate Protector ............     13.554      14.945            10.26%             32,904.6     491,773.4
 Aetna Vest Estate Protector II .........     10.434      10.672             2.28%(1)           2,283.4      24,367.2
 Aetna Vest II ..........................     21.515      23.706            10.18%            229,320.8   5,436,321.0
 Aetna Vest Plus ........................     18.044      19.881            10.18%            519,023.2  10,318,695.5
 Corporate Specialty Market .............     15.708      17.308            10.18%            679,922.7  11,767,947.8
 NYSUT Individual Life ..................     12.865      12.854             -.09%(4)              12.5         161.0
Aetna Bond VP
 Aetna Vest .............................     23.428      24.218             3.37%            260,887.2   6,318,283.5
 Aetna Vest Estate Protector ............     11.224      11.611             3.45%             20,246.7     235,090.3
 Aetna Vest Estate Protector II .........     10.069      10.230             1.59%(2)             962.0       9,841.4
 Aetna Vest II ..........................     15.752      16.283             3.37%             71,324.4   1,161,369.7
 Aetna Vest Plus ........................     12.613      13.039             3.37%            214,477.3   2,796,533.7
 Corporate Specialty Market .............     12.175      12.585             3.37%          1,260,373.8  15,861,903.2
 NYSUT Individual Life ..................     11.028      11.038              .09%(4)              21.6         238.2
Aetna Crossroads VP
 Aetna Vest .............................     13.369      14.412             7.80%              6,191.1      89,225.0
 Aetna Vest Estate Protector ............     13.391      14.435             7.80%                191.8       2,768.4
 Aetna Vest Estate Protector II .........     10.470      10.505              .33%(2)           1,621.2      17,030.2
 Aetna Vest II ..........................     13.356      14.387             7.72%              6,901.0      99,282.1
 Aetna Vest Plus ........................     13.356      14.387             7.72%             90,517.8   1,302,239.9
Aetna Growth and Income VP
 Aetna Vest .............................     44.936      50.426            12.22%          1,347,236.0  67,935,538.0
 Aetna Vest Estate Protector ............     15.037      16.882            12.27%            102,086.4   1,723,401.6
 Aetna Vest Estate Protector II .........     10.767      10.834              .63%(1)          41,757.4     452,412.4
 Aetna Vest II ..........................     25.085      28.142            12.19%            799,245.8  22,492,469.1
 Aetna Vest Plus ........................     21.075      23.644            12.19%          2,027,179.1  47,930,970.5
 Corporate Specialty Market .............     19.039      21.360            12.19%            611,635.5  13,064,278.1
 NYSUT Individual Life ..................     13.251      13.473             1.67%(4)              97.5       1,313.3

Variable Life Account B

Condensed Financial Information--Six Month Period Ended June 30, 1998 (Unaudited & continued)



                                                   Value
                                                  Per Unit          Increase (Decrease)       Units
                                          ------------------------      in Value of        Outstanding       Reserves
                                           Beginning     End of         Accumulation          at End          at End
                                           of Period     Period             Unit            of Period        of Period
                                          ----------- ------------ --------------------- --------------- ----------------
Aetna Index Plus Large Cap VP
 Aetna Vest .............................  $  13.081   $  15.446            18.07%             22,303.6    $     344,494
 Aetna Vest Estate Protector ............     13.102      15.482            18.16%             43,041.4        666,355.7
 Aetna Vest Estate Protector II .........     10.794      11.215             3.90%(1)          22,110.3        247,965.9
 Aetna Vest II ..........................     13.081      15.446            18.07%              9,969.8        153,990.0
 Aetna Vest Plus ........................     13.081      15.446            18.07%            207,831.4      3,210,099.6
 Corporate Specialty Market .............     13.081      15.446            18.07%            230,922.1      3,566,752.2
 NYSUT Individual Life ..................     14.077      14.353             1.96%(4)             113.4          1,627.7
Aetna Legacy VP
 Aetna Vest Estate Protector ............     12.638      13.411             6.12%              2,946.0         39,506.9
 Aetna Vest Estate Protector II .........     10.310      10.377              .65%(2)           3,370.3         34,972.6
 Aetna Vest II ..........................     12.604      13.365             6.04%                910.5         12,168.7
 Aetna Vest Plus ........................     12.604      13.365             6.04%             65,214.1        871,606.6
Aetna Money Market VP
 Aetna Vest .............................     17.310      17.687             2.17%            138,224.4      2,444,725.2
 Aetna Vest Estate Protector ............     10.807      11.050             2.25%             90,345.3        998,330.9
 Aetna Vest Estate Protector II .........     10.045      10.172             1.26%(1)          19,061.1        193,889.5
 Aetna Vest II ..........................     12.653      12.928             2.17%             32,142.1        415,539.8
 Aetna Vest Plus ........................     11.892      12.150             2.17%            545,579.8      6,628,936.9
 Corporate Specialty Market .............     11.377      11.624             2.17%          1,283,770.0     14,922,614.3
 NYSUT Individual Life ..................     10.603      10.609              .06%(4)             194.6          2,064.2
Aetna Small Company VP
 Corporate Specialty Market .............     11.484      10.741            -6.47%(2)          83,826.2        900,383.7
Fidelity Investments Variable
   Insurance Porducts Funds:
Equity-Income Portfolio
 Aetna Vest .............................     13.788      15.164             9.98%             16,999.9        257,785.7
 Aetna Vest Estate Protector ............     13.824      15.215            10.06%             78,049.5      1,187,543.1
 Aetna Vest Estate Protector II .........     10.851      10.662            -1.74%(2)          13,928.4        148,502.4
 Aetna Vest II ..........................     13.788      15.164             9.98%             16,680.9        252,948.7
 Aetna Vest Plus ........................     13.788      15.164             9.98%            547,403.4      8,300,788.1
 Corporate Specialty Market .............     15.869      17.453             9.98%          1,129,712.2     19,716,972.4
 NYSUT Individual Life ..................     12.924      12.958              .26%(4)              69.4            899.8
Growth Portfolio
 Corporate Specialty Market .............     13.760      16.310            18.54%            805,416.0     13,136,376.8
High Income Portfolio
 Corporate Specialty Market .............     10.575      10.556             -.17%(3)          27,320.6        288,403.5
Overseas Portfolio
 Corporate Specialty Market .............     12.415      14.325            15.38%            152,781.9      2,188,635.2

Variable Life Account B

Condensed Financial Information--Six Month Period Ended June 30, 1998 (Unaudited & continued)



                                                   Value
                                                  Per Unit          Increase (Decrease)       Units
                                          ------------------------      in Value of        Outstanding        Reserves
                                           Beginning     End of         Accumulation          at End           at End
                                           of Period     Period             Unit            of Period        of Period
                                          ----------- ------------ --------------------- --------------- -----------------
Fidelity Investments Variable
   Insurance Porducts Funds II:
Asset Manager Portfolio
 Corporate Specialty Market .............  $  14.361   $  15.620            8.74%             166,339.6   $  2,597,637.7
Contrafund Portfolio
 Aetna Vest .............................     14.166      16.455           16.16%              36,299.5        597,292.1
 Aetna Vest Estate Protector ............     14.203      16.510           16.25%              60,429.4        997,701.7
 Aetna Vest Estate Protector II .........     10.825      11.189            3.36%(1)            3,178.7         35,566.1
 Aetna Vest II ..........................     14.166      16.455           16.16%              17,354.9        285,567.6
 Aetna Vest Plus ........................     14.166      16.455           16.16%             468,933.0      7,716,075.5
 Corporate Specialty Market .............     15.236      17.698           16.16%           1,167,911.1     20,669,910.2
 NYSUT Individual Life ..................     13.745      13.850             .77%(4)               21.0            290.9
Janus Aspen Series:
Aggressive Growth Portfolio
 Aetna Vest .............................     18.017      21.025           16.69%              47,900.8      1,007,130.2
 Aetna Vest Estate Protector ............     10.944      12.781           16.78%              71,938.6        919,417.2
 Aetna Vest Estate Protector II .........     10.705      11.266            5.24%(3)            3,334.8         37,569.4
 Aetna Vest II ..........................     18.017      21.025           16.69%              23,026.2        484,133.5
 Aetna Vest Plus ........................     18.017      21.025           16.69%             354,684.4      7,457,382.2
 Corporate Specialty Market .............     13.519      15.775           16.69%             328,420.8      5,180,976.7
Balanced Portfolio
 Aetna Vest .............................     16.883      19.731           16.87%              10,018.5        197,675.2
 Aetna Vest Estate Protector ............     13.440      15.719           16.96%              25,725.9        404,375.6
 Aetna Vest Estate Protector II .........     10.519      11.076            5.29%(2)            7,415.0         82,129.5
 Aetna Vest II ..........................     17.015      19.885           16.87%              10,845.9        215,670.6
 Aetna Vest Plus ........................     16.875      19.722           16.87%             315,023.3      6,212,901.7
 Corporate Specialty Market .............     14.799      17.295           16.87%             508,265.6      8,790,630.5
 NYSUT Individual Life ..................     13.283      13.350             .50%(4)               14.9            198.7
Growth Portfolio
 Aetna Vest .............................     18.105      21.481           18.65%              34,857.3        748,777.0
 Aetna Vest Estate Protector ............     13.214      15.690           18.74%              57,269.1        898,576.1
 Aetna Vest Estate Protector II .........     10.474      11.080            5.78%(3)            2,319.7         25,700.7
 Aetna Vest II ..........................     18.088      21.462           18.65%              62,328.0      1,337,666.2
 Aetna Vest Plus ........................     18.063      21.431           18.65%             517,850.6     11,098,260.7
 Corporate Specialty Market .............     14.865      17.637           18.65%             228,129.7      4,023,540.7

Variable Life Account B

Condensed Financial Information--Six Month Period Ended June 30, 1998 (Unaudited & continued)



                                                   Value
                                                  Per Unit          Increase (Decrease)      Units
                                          ------------------------      in Value of       Outstanding       Reserves
                                           Beginning     End of         Accumulation         at End          at End
                                           of Period     Period             Unit           of Period       of Period
                                          ----------- ------------ --------------------- ------------- -----------------
Worldwide Growth Portfolio
 Aetna Vest .............................  $  19.790   $  25.012            26.39%          112,226.2   $  2,807,033.6
 Aetna Vest Estate Protector ............     14.305      18.093            26.48%           80,463.2      1,455,858.1
 Aetna Vest Estate Protector II .........     11.034      11.879             7.65%(1)        11,303.8        134,273.5
 Aetna Vest II ..........................     19.795      25.019            26.39%           51,704.7      1,293,605.6
 Aetna Vest Plus ........................     19.770      24.988            26.39%          716,968.4     17,915,598.0
 Corporate Specialty Market .............     16.277      20.573            26.39%          724,558.5     14,906,358.5
 NYSUT Individual Life ..................     14.268      14.313              .31%(4)             9.8            139.6
Oppenheimer Global Securities Fund
 Aetna Vest .............................     10.531      10.700             1.61%(2)           734.4          7,857.9
 Aetna Vest Estate Protector ............     10.759      10.706             -.49%(3)         1,327.5         14,212.3
 Aetna Vest Estate Protector II .........     10.892      10.932              .37%(2)           431.9          4,721.4
 Aetna Vest Plus ........................     10.718      10.700             -.16%(2)         9,930.2        106,256.6
Oppenheimer Strategic Bond Fund
 Aetna Vest .............................     10.117      10.117              .00%(4)           247.1          2,500.0
 Aetna Vest Estate Protector ............     10.112      10.122              .10%(3)           476.3          4,821.3
 Aetna Vest Estate Protector II .........     10.083      10.108              .25%(2)         7,677.2         77,602.1
 Aetna Vest Plus ........................     10.071      10.117              .45%(1)        12,756.5        129,056.7
Portfolio Partners, Inc.:
PPI MFS Emerging Equities Portfolio
 Aetna Vest .............................     17.357      20.746            19.52%           70,661.9      1,465,944.7
 Aetna Vest Estate Protector ............     10.810      12.931            19.61%          114,885.4      1,485,528.4
 Aetna Vest Estate Protector II .........     10.616      10.759             1.35%(3)         3,654.6         39,318.1
 Aetna Vest II ..........................     17.359      20.748            19.52%           24,682.7        512,110.7
 Aetna Vest Plus ........................     17.349      20.737            19.52%          538,507.9     11,166,787.4
 Corporate Specialty Market .............     14.275      17.062            19.52%          613,554.3     10,468,601.8
PPI MFS Research Growth Portfolio
 Aetna Vest .............................     12.042      14.143            17.44%           61,022.3        863,009.7
 Aetna Vest Estate Protector ............      9.152      10.756            17.53%           20,502.7        220,523.9
 Aetna Vest Estate Protector II .........     10.650      11.088             4.12%(3)           478.3          5,303.6
 Aetna Vest II ..........................     12.096      14.206            17.44%           23,981.0        340,671.4
 Aetna Vest Plus ........................     11.931      14.012            17.44%          415,616.6      5,823,645.7
 Corporate Specialty Market .............     10.912      12.815            17.44%          177,306.1      2,272,203.5
 NYSUT Individual Life ..................     11.944      11.944              .00%(4)             8.3             98.9

Variable Life Account B

Condensed Financial Information--Six Month Period Ended June 30, 1998 (Unaudited & continued)



                                                      Value
                                                     Per Unit             Increase (Decrease)        Units
                                            --------------------------        in Value of         Outstanding        Reserves
                                             Beginning       End of           Accumulation           at End           at End
                                             of Period       Period               Unit             of Period        of Period
                                            -----------   ------------   ---------------------   -------------   ---------------
PPI MFS Value Equity Portfolio
 Aetna Vest .............................    $  10.779     $  10.743               -.33%(2)              59.1     $      635.3
 Aetna Vest Estate Protector ............       10.562        10.749               1.77%(2)           7,116.7         76,496.8
 Aetna Vest Estate Protector II .........       11.017        10.998               -.17%(2)           7,410.8         81,506.1
 Aetna Vest II ..........................       10.910        10.743              -1.53%(2)              86.9            934.0
 Aetna Vest Plus ........................       10.757        10.743               -.13%(2)          12,491.1        134,196.8
PPI Scudder International Growth Portfolio
 Aetna Vest .............................       15.692        18.871              20.25%            115,914.2      2,187,384.1
 Aetna Vest Estate Protector ............       11.777        14.173              20.34%             28,214.3        399,877.7
 Aetna Vest Estate Protector II .........       11.304        11.401                .86%(3)           3,951.7         45,052.4
 Aetna Vest II ..........................       15.596        18.754              20.25%             33,380.8        626,035.3
 Aetna Vest Plus ........................       15.509        18.650              20.25%            466,803.6      8,705,820.4
 Corporate Specialty Market .............       12.995        15.627              20.25%            264,542.1      4,134,055.1
PPI T. Rowe Price Equity Portfolio
 Aetna Vest .............................       10.689        10.591               -.92%(2)           1,369.7         14,506.4
 Aetna Vest Estate Protector ............       10.452        10.597               1.38%(3)          11,807.4        125,119.4
 Aetna Vest Estate Protector II .........       10.805        10.847                .39%(2)             952.2         10,328.4
 Aetna Vest Plus ........................       10.422        10.591               1.62%(1)          29,748.3        315,073.2

Notes to Condensed Financial Information:
(1)--Reflects less than a full year of performance activity. Funds were first received in this option during March 1998.
(2)--Reflects less than a full year of performance activity. Funds were first received in this option during April 1998.
(3)--Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.
(4)--Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.


See Notes to Financial Statements

Variable Life Account B

Notes to Financial Statements--June 30, 1998 (Unaudited)


1. Summary of Significant Accounting Policies

   Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on June 30, 1998:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna Growth and Income VP
   Aetna Index Plus Large Cap VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Small Company VP
   Fidelity Investments Variable Insurance
   Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] High Income Portfolio
   [bullet] Overseas Portfolio

   Fidelity Investments Variable Insurance
   Products Fund II:
   [bullet] Asset Manager Portfolio
   [bullet] Contrafund Portfolio
   Janus Aspen Series:
   [bullet] Aggressive Growth Portfolio
   [bullet] Balanced Portfolio
   [bullet] Growth Portfolio
   [bullet] Worldwide Growth Portfolio
   Oppenheimer Global Securities Fund
   Oppenheimer Strategic Bond Fund
   Portfolio Partners, Inc. (PPI):
   [bullet] PPI MFS Emerging Equities Portfolio
   [bullet] PPI MFS Research Growth Portfolio
   [bullet] PPI MFS Value Equity Portfolio
   [bullet] PPI Scudder International Growth Portfolio
   [bullet] PPI T. Rowe Price Growth Equity Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B

Notes to Financial Statements--June 30, 1998 (Unaudited and continued):


3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) on investments in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the six month periods ended June 30, 1998 and 1997 aggregated $303,194,194 and $226,002,118 and $108,730,444 and
   $59,623,673, respectively.

                     [This page intentionally left blank]

Variable Life Account B

Notes to Financial Statements--June 30, 1998 (Unaudited & continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets Period Ended June 30, 1998

                                                Valuation     Proceeds      Cost of          Net
                                                 Period         from      Investments      Realized
                                   Dividends   Deductions      Sales          Sold       Gain (Loss)
                                 ------------ ------------ ------------- ------------- ---------------
Aetna Ascent VP:                  $   20,464   ($   9,368)  $    74,698   $    61,258    $  13,440
 PolicyHolders' account values
Aetna Balanced VP, Inc.:           4,253,335     (124,199)    6,244,603     4,696,622    1,547,981
 PolicyHolders' account values
Aetna Bond Fund VP:                  550,573     (106,060)    3,233,044     3,101,961      131,083
 PolicyHolders' account values
Aetna Crossroads VP:                   6,047       (5,390)      143,317       122,861       20,456
 PolicyHolders' account values
Aetna Growth and Income VP:        2,857,042     (629,867)    8,809,272     7,398,639    1,410,633
 PolicyHolders' account values
Aetna Index Plus Large Cap VP:        47,679      (22,796)    1,685,992     1,471,684      214,308
 PolicyHolders' account values
Aetna Legacy VP:                       3,447       (3,286)      101,199        93,647        7,552
 PolicyHolders' account values
Aetna Money Market VP:               940,509     (114,775)   62,951,108    63,294,082     (342,974)
 PolicyHolders' account values
Aetna Small Company VP:                3,120         (502)      283,153       297,022      (13,869)
 PolicyHolders' account values
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:           1,381,671     (114,780)    6,229,469     5,095,749    1,133,720
 PolicyHolders' account values
Growth Portfolio:                  1,011,596      (47,393)    2,040,480     1,857,491      182,989
 PolicyHolders' account values
High Income Portfolio:                     0         (151)        4,700         4,705           (5)
 PolicyHolders' account values
Overseas Portfolio:                  141,761       (9,535)      304,069       267,239       36,830
 PolicyHolders' account values
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:             329,918      (14,818)    2,000,641     1,851,504      149,137
 PolicyHolders' account values
Contrafund Portfolio:              1,313,979     (114,991)    6,291,368     4,803,294    1,488,074
 PolicyHolders' account values
Janus Aspen Series:
Aggressive Growth Portfolio:               0      (59,881)    5,798,570     5,029,328      769,242
 PolicyHolders' account values
Balanced Portfolio:                  476,510      (53,993)    3,240,833     2,316,002      924,831
 PolicyHolders' account values


                                                     Net Increase
         Net Unrealized                 Net          (Decrease) In
          Gain (Loss)                Change in        Net Assets                 Net Assets
  Beginning           End            Unrealized        from Unit        Beginning           End
  of Period        of Period        Gain (Loss)      Transactions       of Period        of Period
-------------   ---------------   ---------------   --------------   --------------   --------------
 $   27,927      $    177,731      $    149,804       $  577,209
                                                                     $ 1,802,553      $ 2,554,102
  1,971,257        (1,097,356)       (3,068,613)       3,597,667
                                                                      24,336,071       30,542,242
    (12,114)          218,275           230,389        4,472,471
                                                                      21,104,804       26,383,260
      5,069            71,374            66,305          712,836
                                                                         710,292        1,510,546
  6,207,999        19,104,211        12,896,212        4,687,340
                                                                     132,379,023      153,600,383
    (23,927)          543,997           567,924        5,422,625
                                                                       1,961,545        8,191,285
        618            36,635            36,017          264,386
                                                                         650,139          958,255
     70,857           144,571            73,714        4,729,426
                                                                      20,320,201       25,606,101
          0               153               153          911,482
                                                                               0          900,384
  1,523,698         1,430,202           (93,496)       7,374,875
                                                                      20,183,450       29,865,440
    380,110         1,012,489           632,379        4,236,662
                                                                       7,120,144       13,136,377
          0              (228)             (228)         288,788
                                                                               0          288,404
     (8,270)          119,921           128,191          101,674
                                                                       1,789,714        2,188,635
    281,699            64,613          (217,086)        (184,240)
                                                                       2,534,727        2,597,638
  1,505,359         2,674,958         1,169,599        6,225,715
                                                                      20,220,028       30,302,404
    844,868         2,311,916         1,467,048          507,835
                                                                      12,402,365       15,086,609
    885,469         1,414,587           529,118        5,821,475
                                                                       8,205,641       15,903,582

Variable Life Account B

Notes to Financial Statements--June 30, 1998 (Unaudited & continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets--Period Ended June 30, 1998 (continued)

                                                               Valuation        Proceeds        Cost of            Net
                                                                Period            from        Investments        Realized
                                               Dividends      Deductions         Sales            Sold         Gain (Loss)
                                             ------------- ---------------- --------------- --------------- -----------------
Growth Portfolio:                            $ 1,052,263    ($ 65,655)     $  1,595,425    $  1,164,466        $   430,959
 PolicyHolders' account values
Worldwide Growth Portfolio:                    1,300,477     (142,875)        3,661,194       2,473,938          1,187,256
 PolicyHolders' account values
Oppenhiemer Global Securities Fund:                    0          (84)              866             873                 (7)
 PolicyHolders' account values
Oppenhiemer Strategic Bond Fund:                     104         (120)            1,016           1,034                (18)
 PolicyHolders' account values
Portfolio Partners Inc.:
PPI MFS Emerging Equities Portfolio                    0     (107,083)       65,317,394      61,768,869          3,548,525
 PolicyHolders' account values
PPI MFS Research Growth Portfolio                      0      (37,687)       15,030,677      13,804,212          1,226,465
 PolicyHolders' account values
PPI MFS Value Equity                                   0         (122)            4,884           4,950                (66)
 PolicyHolders' account values
PPI Scudder International Growth Portfolio             0      (72,061)       30,948,655      28,110,435          2,838,220
 PolicyHolders' account values
PPI T. Rowe Price Growth Equity Portfolio              0         (381)            5,491           5,572                (81)
                                             -----------    ---------       -----------     -----------        -----------
 PolicyHolders' account values
Total Variable Life Account B                $15,690,494  ($1,857,853)     $226,002,118    $209,097,437        $16,904,681
                                             ===========  ============     ============    ============        ===========


                                                       Net Increase
          Net Unrealized                  Net          (Decrease) In
           Gain (Loss)                 Change in        Net Assets                 Net Assets
   Beginning            End            Unrealized        from Unit        Beginning           End
   of Period         of Period        Gain (Loss)      Transactions       of Period        of Period
---------------   ---------------   ---------------   --------------   --------------   --------------
  $ 1,360,430       $ 2,470,640       $ 1,110,210      $  3,624,744
                                                                       $ 11,980,000     $ 18,132,521
    1,817,349         6,793,883         4,976,534         6,888,188
                                                                         24,303,287       38,512,867
            0              (465)             (465)          133,604
                                                                                  0          133,048
            0               253               253           213,761
                                                                                  0          213,980
       42,515           462,655           420,140         2,214,837
                                                                         19,061,872       25,138,291
      (86,245)          143,435           229,680           958,818
                                                                          7,148,181        9,525,457
            0               695               695           293,262
                                                                                  0          293,769
      192,560           465,970           273,410        (1,252,454)
                                                                         14,311,110       16,098,225
            0             7,300             7,300           458,189
                                                                                  0          465,027
  -----------       -----------       -----------      ------------    ------------     ------------
  $16,987,228       $38,572,414       $21,585,187      $ 63,281,176    $352,525,147     $468,128,831
  ===========       ===========       ===========      ============    ============     ============

Variable Life Account B

Statement of Assets and Liabilities--December 31, 1997

ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 3,935,729 shares (cost $126,171,024) ............................ $132,379,023
 Aetna Income Shares; 1,642,350 shares (cost $21,116,917) .............................   21,104,804
 Aetna Variable Encore Fund; 1,520,490 shares (cost $20,249,343) ......................   20,320,201
 Aetna Investment Advisers Fund, Inc.; 1,517,909 shares (cost $22,364,815) ............   24,336,071
 Aetna Ascent Variable Portfolio; 127,672 shares (cost $1,774,627) ....................    1,802,553
 Aetna Crossroads Variable Portfolio; 54,282 shares (cost $705,224) ...................      710,292
 Aetna Legacy Variable Portfolio; 53,730 shares (cost $649,521) .......................      650,139
 Aetna Variable Index Plus Portfolio; 139,939 shares (cost $1,985,472) ................    1,961,545
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 831,279 shares (cost $18,659,751) ..........................   20,183,450
  Growth Portfolio; 191,918 shares (cost $6,740,034) ..................................    7,120,144
  Overseas Portfolio; 93,214 shares (cost $1,797,983) .................................    1,789,714
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 140,740 shares (cost $2,253,029) ...........................    2,534,727
  Contrafund Portfolio; 1,014,044 shares (cost $18,714,668) ...........................   20,220,028
 Janus Aspen Series:
  Aggressive Growth Portfolio; 603,521 shares (cost $11,557,498) ......................   12,402,365
  Balanced Portfolio; 469,699 shares (cost $7,320,172) ................................    8,205,641
  Growth Portfolio; 648,268 shares (cost $10,619,569) .................................   11,980,000
  Worldwide Growth Portfolio; 1,039,046 shares (cost $22,485,938) .....................   24,303,287
 Portfolio Partners, Inc.:
  PPI MFS Emerging Equities Portfolio; 444,333 shares (cost $19,019,357) ..............   19,061,872
  PPI MFS Research Growth Portfolio; 736,167 shares (cost $7,234,426) .................    7,148,181
  PPI Scudder International Growth Portfolio; 1,014,972 shares (cost $14,118,551) .....   14,311,110
                                                                                        ------------
NET ASSETS (cost $335,537,919) ........................................................ $352,525,147
                                                                                        ============
Net assets represented by:
Policyholders' account values: (Notes 1 and 5)
Aetna Variable Fund:
 Policyholders' account values ........................................................ $132,379,023
Aetna Income Shares:
 Policyholders' account values ........................................................   21,104,804
Aetna Variable Encore Fund:
 Policyholders' account values ........................................................   20,320,201
Aetna Investment Advisers Fund, Inc.:
 Policyholders' account values ........................................................   24,336,071
Aetna Ascent Variable Portfolio:
 Policyholders' account values ........................................................    1,802,553
Aetna Crossroads Variable Portfolio:
 Policyholders' account values ........................................................      710,292

Variable Life Account B

Aetna Legacy Variable Portfolio:
 Policyholders' account values .......................  $    650,139
Aetna Variable Index Plus Portfolio:
 Policyholders' account values .......................     1,961,545
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Policyholders' account values ......................    20,183,450
 Growth Portfolio:
  Policyholders' account values ......................     7,120,144
 Overseas Portfolio:
  Policyholders' account values ......................     1,789,714
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Policyholders' account values ......................     2,534,727
 Contrafund Portfolio:
 Policyholders' account values .......................    20,220,028
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Policyholders' account values ......................    12,402,365
 Balanced Portfolio:
  Policyholders' account values ......................     8,205,641
 Growth Portfolio:
  Policyholders' account values ......................    11,980,000
 Worldwide Growth Portfolio:
  Policyholders' account values ......................    24,303,287
Portfolio Partners, Inc.:
 PPI MFS Emerging Equities Portfolio:
  Policyholders' account values ......................    19,061,872
 PPI MFS Research Growth Portfolio:
  Policyholders' account values ......................     7,148,181
 PPI Scudder International Growth Portfolio:
  Policyholders' account values ......................    14,311,110
                                                        ------------
                                                        $352,525,147
                                                        ============

See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets


                                                                             Year ended December 31,
                                                                        ----------------------------------
                                                                              1997              1996
                                                                        ---------------   ----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..........................................................    $  35,222,623     $  13,813,478
Expenses: (Notes 2 and 5)
 Valuation Period Deductions ........................................       (2,713,203)       (1,905,137)
                                                                         -------------     -------------
Net investment income ...............................................       32,509,420        11,908,341
                                                                         -------------     -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ................................................      260,329,704        29,656,908
 Cost of investments sold ...........................................      245,858,726        26,434,292
                                                                         -------------     -------------
  Net realized gain .................................................       14,470,978         3,222,616
Net unrealized gain on investments: (Note 5)
 Beginning of year ..................................................       14,132,669         4,391,574
 End of year ........................................................       16,987,228        14,132,669
                                                                         -------------     -------------
  Net change in unrealized gain .....................................        2,854,559         9,741,095
                                                                         -------------     -------------
Net realized and unrealized gain on investments .....................       17,325,537        12,963,711
                                                                         -------------     -------------
Net increase in net assets resulting from operations ................       49,834,957        24,872,052
                                                                         -------------     -------------
FROM UNIT TRANSACTIONS:
Variable life premium payments ......................................      135,098,143       101,416,302
Sales and administrative charges deducted by the Company ............       (4,620,884)       (3,032,151)
Premiums allocated to the fixed account .............................       (2,741,149)       (3,127,437)
                                                                         -------------     -------------
 Net premiums allocated to the variable account .....................      127,736,110        95,256,714
Transfers to the Company for monthly deductions .....................      (21,545,914)      (15,491,673)
Redemptions by contract holders .....................................      (24,062,185)       (4,154,465)
Transfers on account of policy loans ................................       (2,875,077)       (3,783,533)
Other ...............................................................          263,373           (40,991)
                                                                         -------------     -------------
 Net increase in net assets from unit transactions (Note 5) .........       79,516,307        71,786,052
                                                                         -------------     -------------
Change in net assets ................................................      129,351,264        96,658,104
NET ASSETS:
Beginning of year ...................................................      223,173,883       126,515,779
                                                                         -------------     -------------
End of year .........................................................    $ 352,525,147     $ 223,173,883
                                                                         =============     =============

See Notes to Financial Statements

Variable Life Account B

Condensed Financial Information--Year Ended December 31, 1997



                                                   Value
                                                  Per Unit             Increase (Decrease)          Units
                                         --------------------------        in Value of           Outstanding        Reserves
                                          Beginning       End of           Accumulation            at End            at End
                                           of Year         Year                Unit               of Period          of Year
                                         -----------   ------------   ---------------------   ----------------   --------------
Aetna Variable Fund:
 Aetna Vest ..........................    $  34.932     $  44.936             28.64%              1,403,227.0     $63,055,847
 Aetna Vest II .......................       19.507        25.085             28.60%                805,944.5      20,216,852
 Aetna Vest Plus .....................       16.389        21.075             28.58%              1,783,619.4      37,590,494
 Aetna Vest Estate Protector .........       11.675        15.037             28.79%                 70,938.6       1,066,670
 Corporate Specialty Market ..........       14.805        19.039             28.60%                548,828.8      10,449,160
Aetna Income Shares:
 Aetna Vest ..........................       21.850        23.428              7.22%                257,674.2       6,036,890
 Aetna Vest II .......................       14.691        15.752              7.22%                 61,987.6         976,413
 Aetna Vest Plus .....................       11.764        12.613              7.22%                187,384.8       2,363,574
 Aetna Vest Estate Protector .........       10.452        11.224              7.38%                 18,991.8         213,166
 Corporate Specialty Market ..........       11.354        12.175              7.22%                945,807.8      11,514,761
Aetna Variable Encore Fund:
 Aetna Vest ..........................       16.577        17.310              4.43%                151,657.5       2,625,230
 Aetna Vest II .......................       12.117        12.653              4.43%                 13,650.7         172,723
 Aetna Vest Plus .....................       11.388        11.892              4.43%                566,497.4       6,736,612
 Aetna Vest Estate Protector .........       10.333        10.807              4.58%                 36,266.4         391,929
 Corporate Specialty Market ..........       10.895        11.377              4.43%                913,597.2      10,393,707
Aetna Investment Advisers Fund, Inc.:
 Aetna Vest ..........................       17.547        21.286             21.31%                106,658.2       2,270,280
 Aetna Vest II .......................       17.742        21.515             21.27%                234,300.7       5,041,082
 Aetna Vest Plus .....................       14.880        18.044             21.27%                493,793.3       8,909,876
 Aetna Vest Estate Protector .........       11.340        13.554             19.53%(1)              11,121.3         150,741
 Corporate Specialty Market ..........       12.954        15.708             21.27%                506,998.4       7,964,092
Aetna Ascent Variable Portfolio:
 Aetna Vest ..........................       11.828        14.055             18.84%                 16,408.7         230,615
 Aetna Vest II .......................       11.828        14.040             18.70%                 10,217.2         143,453
 Aetna Vest Plus .....................       11.828        14.040             18.70%                 96,649.5       1,356,995
 Aetna Vest Estate Protector .........       11.886        14.077             18.43%(1)               5,078.4          71,490
Aetna Crossroads Variable Portfolio:
 Aetna Vest ..........................       11.474        13.369             16.52%                  5,240.7          70,064
 Aetna Vest II .......................       11.544        13.356             15.69%(1)               5,740.1          76,663
 Aetna Vest Plus .....................       11.474        13.356             16.40%                 40,129.7         535,965
 Aetna Vest Estate Protector .........       11.487        13.391             16.58%                  2,061.1          27,600
Aetna Legacy Variable Portfolio:
 Aetna Vest II .......................       11.263        12.604             11.91%(2)                 894.7          11,277
 Aetna Vest Plus .....................       11.118        12.604             13.37%                 48,206.0         607,607
 Aetna Vest Estate Protector .........       11.344        12.638             11.40%(3)               2,473.2          31,255

Variable Life Account B

                                                   Value
                                                  Per Unit             Increase (Decrease)        Units
                                         --------------------------        in Value of         Outstanding       Reserves
                                          Beginning       End of           Accumulation           at End          at End
                                           of Year        Period               Unit             of Period       of Period
                                         -----------   ------------   ---------------------   -------------   -------------
Aetna Variable Index Plus Portfolio:
 Aetna Vest ..........................    $  12.017     $  13.081              8.86%(4)           11,393.3    $  149,038
 Aetna Vest II .......................       11.345        13.081             15.30%(4)            7,240.3        94,713
 Aetna Vest Plus .....................       11.172        13.081             17.09%(3)           86,063.0     1,125,815
 Aetna Vest Estate Protector .........       12.371        13.102              5.91%(5)           17,901.0       234,541
 Corporate Specialty Market ..........       12.785        13.081              2.32%(6)           27,324.3       357,438
Fidelity Investments Variable
   Insurance Products Fund:
Equity-Income Portfolio:
 Aetna Vest ..........................       10.871        13.788             26.83%              16,476.3       227,168
 Aetna Vest II .......................       10.871        13.788             26.83%               5,186.7        71,513
 Aetna Vest Plus .....................       10.871        13.788             26.83%             545,391.4     7,519,612
 Aetna Vest Estate Protector .........       10.883        13.824             27.02%              62,365.5       862,136
 Corporate Specialty Market ..........       12.512        15.869             26.83%             724,876.8    11,503,021
Fidelity Investments Variable
   Insurance Products Fund:
Growth Portfolio:
 Corporate Specialty Market ..........       11.255        13.759             22.25%             517,477.9     7,120,144
Overseas Portfolio:
 Corporate Specialty Market ..........       11.241        12.415             10.45%             144,152.5     1,789,714
Fidelity Investments Variable
   Insurance Products Fund II:
Asset Manager Portfolio:
 Corporate Specialty Market ..........       12.022        14.361             19.46%             176,505.1     2,534,727
Contrafund Portfolio:
 Aetna Vest ..........................       11.525        14.166             22.91%              34,241.1       485,043
 Aetna Vest II .......................       11.525        14.166             22.91%               7,039.4        99,717
 Aetna Vest Plus .....................       11.525        14.166             22.91%             319,136.2     4,520,728
 Aetna Vest Estate Protector .........       11.538        14.203             23.09%              44,043.2       625,540
 Corporate Specialty Market ..........       12.396        15.236             22.91%             950,961.4    14,489,000
Janus Aspen Series:
Aggressive Growth Portfolio:
 Aetna Vest ..........................       16.153        18.017             11.54%              62,426.4     1,124,758
 Aetna Vest II .......................       16.153        18.017             11.54%              29,971.2       540,002
 Aetna Vest Plus .....................       16.153        18.017             11.54%             340,401.2     6,133,150
 Aetna Vest Estate Protector .........        9.797        10.944             11.71%              65,486.4       716,682
 Corporate Specialty Market ..........       12.120        13.519             11.54%             287,588.9     3,887,773

Variable Life Account B

                                                   Value
                                                  Per Unit             Increase (Decrease)        Units
                                         --------------------------        in Value of         Outstanding       Reserves
                                          Beginning       End of           Accumulation           at End          at End
                                           of Year        Period               Unit             of Period       of Period
                                         -----------   ------------   ---------------------   -------------   -------------
Balanced Portfolio:
 Aetna Vest ..........................    $  13.966     $  16.883             20.89%               7,765.1    $  131,096
 Aetna Vest II .......................       14.075        17.015             20.89%              10,401.5       176,977
 Aetna Vest Plus .....................       13.960        16.875             20.89%             247,390.9     4,174,751
 Aetna Vest Estate Protector .........       11.101        13.440             21.07%              17,145.8       230,433
 Corporate Specialty Market ..........       12.242        14.799             20.89%             235,992.1     3,492,384
Growth Portfolio:
 Aetna Vest ..........................       14.898        18.105             21.53%              37,937.8       686,846
 Aetna Vest II .......................       14.884        18.088             21.53%              61,620.8     1,114,603
 Aetna Vest Plus .....................       14.863        18.063             21.53%             431,965.3     7,802,391
 Aetna Vest Estate Protector .........       10.857        13.214             21.71%              44,074.0       582,402
 Corporate Specialty Market ..........       12.232        14.865             21.53%             120,672.6     1,793,758
Worldwide Growth Portfolio:
 Aetna Vest ..........................       16.364        19.790             20.94%             108,747.3     2,152,075
 Aetna Vest II .......................       16.368        19.795             20.94%              55,876.7     1,106,085
 Aetna Vest Plus .....................       16.348        19.770             20.94%             557,760.6    11,027,190
 Aetna Vest Estate Protector .........       11.811        14.305             21.12%              58,328.9       834,389
 Corporate Specialty Market ..........       13.459        16.277             20.94%             564,191.6     9,183,548
Portfolio Partners, Inc.:
PPI MFS Emerging Equities Portfolio:
 Aetna Vest ..........................       17.571        17.357             (1.22%)(7)          70,564.4     1,224,807
 Aetna Vest II .......................       17.573        17.359             (1.22%)(7)          34,713.7       602,592
 Aetna Vest Plus .....................       17.563        17.349             (1.22%)(7)         477,392.0     8,282,500
 Aetna Vest Estate Protector .........       10.942        10.810             (1.21%)(7)          66,830.1       722,463
 Corporate Specialty Market ..........       14.451        14.275             (1.22%)(7)         576,485.2     8,229,510
PPI MFS Research Growth Portfolio:
 Aetna Vest ..........................       12.277        12.042             (1.91%)(7)          64,898.6       781,537
 Aetna Vest II .......................       12.332        12.096             (1.91%)(7)          23,240.4       281,124
 Aetna Vest Plus .....................       12.163        11.931             (1.91%)(7)         352,781.7     4,209,155
 Aetna Vest Estate Protector .........        9.329         9.152             (1.90%)(7)          10,326.6        94,508
 Corporate Specialty Market ..........       11.124        10.912             (1.91%)(7)         163,291.1     1,781,857

Variable Life Account B

                                                        Value
                                                       Per Unit             Increase (Decrease)        Units
                                              --------------------------        in Value of         Outstanding       Reserves
                                               Beginning       End of           Accumulation           at End          at End
                                                of Year        Period               Unit             of Period       of Period
                                              -----------   ------------   ---------------------   -------------   -------------
PPI Scudder International Growth Portfolio:
 Aetna Vest ...............................    $  15.495     $  15.692              1.27%(7)          131,667.0     $2,066,166
 Aetna Vest II ............................       15.399        15.596              1.27%(7)           44,659.7        696,495
 Aetna Vest Plus ..........................       15.314        15.509              1.27%(7)          449,154.4      6,965,802
 Aetna Vest Estate Protector ..............       11.627        11.777              1.29%(7)           21,515.0        253,383
 Corporate Specialty Market ...............       12.832        12.995              1.27%(7)          333,144.4      4,329,264

Notes to Condensed Financial Information:
(1)--Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
(2)--Reflects less than a full year of performance activity. Funds were first received in this option during March 1997.
(3)--Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
(4)--Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
(5)--Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.
(6)--Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.
(7) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.



See Notes to Financial Statements

Variable Life Account B

Notes to Financial Statements--December 31, 1997


1. Summary of Significant Accounting Policies

   Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on December 31, 1997:

   Aetna Variable Fund
   Aetna Income Shares
   Aetna Variable Encore Fund
   Aetna Investment Advisers Fund, Inc.
   Aetna Ascent Variable Portfolio
   Aetna Crossroads Variable Portfolio
   Aetna Legacy Variable Portfolio
   Aetna Variable Index Plus Portfolio
   Fidelity Investments Variable Insurance
   Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio

   Fidelity Investments Variable Insurance
   Products Fund II:
   [bullet] Asset Manager Portfolio
   [bullet] Contrafund Portfolio
   Janus Aspen Series:
   [bullet] Aggressive Growth Portfolio
   [bullet] Balanced Portfolio
   [bullet] Growth Portfolio
   [bullet] Worldwide Growth Portfolio
   Portfolio Partners, Inc.:
   [bullet] PPI MFS Emerging Equities Portfolio
   [bullet] PPI MFS Research Growth Portfolio
   [bullet] PPI Scudder International Growth Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B

3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) on investments in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $372,355,431 and $260,329,704 and $113,349,117 and $29,656,908,
   respectively.

                          Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and Annuity Company and
  Policyholders of Variable Life Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.

                                                          KPMG Peat Marwick LLP

Hartford, Connecticut
February 27, 1998

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   Index to Consolidated Financial Statements

Consolidated Statements of Income for the three and six months ended June 30, 1998 and
   June 30, 1997 (unaudited) .............................................................   F-2
Consolidated Balance sheets as of June 30, 1998 (unaudited) and December 31, 1997 ........   F-3
Consolidated Statements of Changes in Shareholder's Equity for the six months ended June
   30, 1998 and June 30, 1997 (unaudited) ................................................   F-4
Consolidated Statements of Cash Flows for the six months ended June 30, 1998 and June 30,
   1997 (unaudited) ......................................................................   F-5
Condensed Notes to Consolidated Financial Statements as of June 30, 1998 (unaudited) .....   F-7
Independent Auditors' Report .............................................................   F-11
Consolidated Statements of Income for the Years Ended December 31, 1997, 1996 and 1995 ...   F-12
Consolidated Balance Sheets as of December 31, 1997 and 1996 .............................   F-13
Consolidated Statements of Changes in Shareholder's Equity for the Years Ended December
   31, 1997, 1996 and 1995 ...............................................................   F-14
Consolidated Statements of Cash Flows for the Years Ended December 31, 1997, 1996 and        F-15
   1995
Notes to Consolidated Financial Statements as of December 31, 1997 .......................   F-17

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                  (millions)


                                                            Three Months Ended         Six Months Ended
                                                           June 30, (unaudited)      June 30, (unaudited)
                                                          -----------------------   -----------------------
                                                             1998         1997         1998         1997
                                                          ----------   ----------   ----------   ----------
Revenue:
 Premiums                                                   $ 17.1       $ 16.4      $  34.4       $ 34.2
 Charges assessed against policyholders                       84.4         60.4        162.0        117.9
 Net investment income                                       214.5        218.0        428.2        435.6
 Net realized capital gains                                   10.2          3.6          6.6          8.1
 Other income                                                  7.0          7.4         14.0         16.9
                                                            ------       ------      -------       ------
  Total revenue                                              333.2        305.8        645.2        612.7
                                                            ------       ------      -------       ------

Benefits and expenses:
 Current and future benefits                                 174.2        176.9        348.0        356.3
 Operating expenses                                           76.2         70.0        150.5        134.5
 Amortization of deferred policy acquisition costs            26.8         19.1         50.8         32.8
                                                            ------       ------      -------       ------
  Total benefits and expenses                                277.2        266.0        549.3        523.6
                                                            ------       ------      -------       ------
Income from continuing operations before income taxes         56.0         39.8         95.9         89.1

Income taxes                                                  16.5         10.4         28.2         25.4
                                                            ------       ------      -------       ------
Income from continuing operations                             39.5         29.4         67.7         63.7
Income from discontinued operations, net of tax               23.5         13.7         37.3         29.8
                                                            ------       ------      -------       ------
Net income                                                  $ 63.0       $ 43.1      $ 105.0       $ 93.5
                                                            ======       ======      =======       ======

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)


                                                                        June 30, 1998
                                                                         (unaudited)      December 31, 1997
                                                                       ---------------   ------------------
Assets
------
Investments:
 Debt securities available for sale, at fair value (amortized cost:
  $12,536.4 and $12,912.2)                                               $  13,136.3        $  13,463.8
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $91.2 and $131.7)                        99.9              147.6
  Investment in affiliated mutual funds (cost: $135.1 and $78.1)               147.6               83.0
  Common stock (cost: $0.3 and $0.2)                                             1.9                0.6
 Short-term investments                                                         81.4               95.6
 Mortgage loans                                                                 12.7               12.8
 Policy loans                                                                  498.7              469.6
                                                                         -----------        -----------
   Total investments                                                        13,978.5           14,273.0
 Cash and cash equivalents                                                   1,058.2              565.4
 Short-term investments under securities loan agreement                        706.4                 --
 Accrued investment income                                                     159.3              163.0
 Premiums due and other receivables                                             86.3               63.7
 Deferred policy acquisition costs                                           1,711.6            1,654.6
 Reinsurance loan to affiliate                                                 317.5              397.2
 Other assets                                                                   60.0               46.8
 Separate accounts assets                                                   26,968.4           22,982.7
                                                                         -----------        -----------
   Total assets                                                          $  45,046.2        $  40,146.4
                                                                         ===========        ===========
Liabilities and Shareholder's Equity
------------------------------------
Liabilities:
 Future policy benefits                                                  $   3,832.1        $   3,785.7
 Unpaid claims and claim expenses                                               28.7               38.0
 Policyholders' funds left with the Company                                 11,083.8           11,121.5
                                                                         -----------        -----------
   Total insurance reserve liabilities                                      14,944.6           14,945.2
 Payables under securities loan agreement                                      706.4                 --
 Other liabilities                                                             378.7              312.8
 Income taxes:
  Current                                                                       23.9               12.4
  Deferred                                                                      88.9               72.0
 Separate accounts liabilities                                              26,955.5           22,970.0
                                                                         -----------        -----------
   Total liabilities                                                        43,098.0           38,312.4
                                                                         -----------        -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized;
  55,000 shares issued and outstanding)                                          2.8                2.8
 Paid-in capital                                                               418.0              418.0
 Accumulated other comprehensive income                                        104.4               92.9
 Retained earnings                                                           1,423.0            1,320.3
                                                                         -----------        -----------
   Total shareholder's equity                                                1,948.2            1,834.0
                                                                         -----------        -----------
   Total liabilities and shareholder's equity                            $  45,046.2        $  40,146.4
                                                                         ===========        ===========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                  (millions)



                                          Six Months Ended June 30, (unaudited)
                                              -----------------------------
                                                   1998            1997
                                              -------------   -------------
Shareholder's equity, beginning of period      $  1,834.0      $  1,609.5
Comprehensive income
 Net income                                         105.0            93.5
 Other comprehensive income, net of tax
  Unrealized gains on securities
  ($17.7, $0.2, pretax, respectively)                11.5             0.1
                                               ----------      ----------
Total comprehensive income                          116.5            93.6
                                               ----------      ----------
Other changes                                         0.7             3.3
Common stock dividends                               (3.0)           (5.3)
                                               ----------      ----------
Shareholder's equity, end of period            $  1,948.2      $  1,701.1
                                               ==========      ==========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                  (millions)

                                                             Six Months Ended June 30, (unaudited)
                                                                -----------------------------
                                                                     1998            1997
                                                                -------------   -------------
Cash Flows from Operating Activities:
 Net income                                                      $    105.0      $     93.5
 Adjustments to reconcile net income to net cash provided by
  (used for) operating activities:
 Decrease (increase) in accrued investment income                       3.7            (1.6)
 Decrease (increase) in premiums due and other receivables             24.5           (16.8)
 Increase in policy loans                                             (29.1)          (30.9)
 Increase in deferred policy acquisition costs                        (57.0)          (78.3)
 Decrease in reinsurance loan to affiliate                             79.7           102.7
 Net increase in universal life account balances                      177.5           156.8
 Decrease in other insurance reserve liabilities                     (159.0)          (97.7)
 Net decrease in other liabilities and other assets                    (9.9)          (76.3)
 Increase in income taxes                                              27.1             3.0
 Net accretion of discount on investments                             (26.5)          (34.9)
 Net realized capital gains                                            (7.9)           (9.1)
                                                                 ----------      ----------
   Net cash provided by operating activities                          128.1            10.4
                                                                 ----------      ----------

Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                3,859.7         2,274.8
  Equity securities                                                    59.1            30.5
  Mortgage loans                                                        0.1             0.1
 Investment maturities and repayments of:
  Debt securities available for sale                                  799.1           716.1
  Short-term investments                                               89.8            10.4
 Cost of investment purchases in:
  Debt securities available for sale                               (4,237.4)       (2,699.5)
  Equity securities                                                   (71.8)          (37.5)
  Short-term investments                                              (75.4)         (107.6)
                                                                 ----------      ----------
   Net cash provided by investing activities                          423.2           187.3
                                                                 ----------      ----------

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

               Consolidated Statements of Cash Flows (Continued)
                                  (millions)

                                                         Six Months Ended June 30, (unaudited)
                                                             -------------------------
                                                                 1998          1997
                                                             ------------   ----------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts          776.2         819.4
 Withdrawals of investment contracts                             (833.0)       (607.2)
 Capital Contribution to Separate Account                            --         (25.0)
 Return of capital from Separate Account                            1.3            --
 Dividends paid to shareholder                                     (3.0)         (5.3)
                                                               --------        ------
   Net cash (used for) provided by financing activities           (58.5)        181.9
                                                               --------        ------

Net increase in cash and cash equivalents                         492.8         379.6
Cash and cash equivalents, beginning of period                    565.4         459.1
                                                               --------        ------

Cash and cash equivalents, end of period                      $ 1,058.2      $  838.7
                                                              =========      ========

Supplemental cash flow information:
  Income taxes paid, net                                      $    28.2      $   44.6
                                                              =========      ========


See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
              Condensed Notes to Consolidated Financial Statements

1. Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America (collectively, the "Company"). The Company has agreed to sell its individual life insurance operations to Lincoln National Corporation ("Lincoln") and accordingly, they are classified as Discontinued Operations. (Please refer to Note 2 below). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1997 financial information to conform to the 1998 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1997 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2. Discontinued Operations--Individual Life Insurance

On May 21, 1998, the Company agreed to sell its domestic individual life insurance business to Lincoln for approximately $1 billion in cash. The operating results of the individual life business are presented as Discontinued Operations. Results of the Discontinued Operations will be included in the Company's net income until the completion of the sale. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln will contractually assume from the Company certain policyholder liabilities and obligations, although the Company will remain directly obligated to policyholders. Future policy benefit insurance reserves were approximately $3 billion as of June 30, 1998. Assets related to and supporting the life policies will be transferred to Lincoln and the Company will record a reinsurance receivable from Lincoln. The transaction is expected to result in an after-tax gain of approximately $170 million, of which a significant portion will be deferred and amortized over approximately 15 years. The amount of the gain will depend on the actual amount of assets transferred and liabilities contractually assumed from the Company and the remaining related deferred acquisition cost at the closing date.

Completion of the sale, which is anticipated to occur in the fall of 1998, is subject to state regulatory approvals and other customary conditions. In July 1998, the Federal Trade Commission granted early termination to the waiting period for the transaction under the Hart-Scott-Rodino Antitrust Improvements Act.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)

2. Discontinued Operations--Individual Life Insurance (Continued)

Revenues for the individual life segment were $135.7 million and $165.9 million for the second quarters of 1998 and 1997, respectively, and $280.7 million and $303.6 million for the six months ended June 30, 1998 and 1997, respectively. Net income was $23.5 million and $13.7 million for the second quarters of 1998 and 1997, respectively, and $37.3 million and $29.8 million for the six months ended June 30, 1998 and 1997, respectively.

3. New Accounting Standards

On January 1, 1998, the Company adopted Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement requires that certain costs incurred in developing internal-use computer software be capitalized, and provides guidance for determining whether computer software is considered to be for internal use. The Company will amortize these costs over a period of 3 to 5 years. Previously, the Company expensed the cost of internal-use computer software as incurred. The adoption of this statement resulted in an increase to net income of $1.7 million and $3.4 million for the three and six months ended June 30, 1998, respectively.

Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

FAS No. 125 was effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending were not effective until January 1, 1998. The adoption of those provisions effective in 1998 did not have a material effect on the Company's financial position or results of operations.

4. Future Application of Accounting Standards

In June 1998, the Financial Accounting Standards Board issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. This standard is effective at the beginning of 2000, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this statement and the potential effect on its financial position or results of operations.

In December 1997, the AICPA issued SOP 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements, with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)

5. Financial Instruments

The Company engages in hedging activities to manage interest rate risk. Such hedging activities have principally consisted of using off-balance-sheet instruments such as treasury futures. (See General Account Investments on page 20 of the Management's Discussion and Analysis of Financial Condition and Results of Operations and Note 3 of the Notes to the Financial Statements in the Company's 1997 Annual Report on Form 10-K for a description of the Company's hedging activities). The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of June 30, 1998 are $1,782.4 million, ($3.0) million, and ($3.0) million, respectively. These open treasury futures are related to hedging the interest rate risk on the assets supporting the individual life business that is expected to be sold to Lincoln. (See Note 2 above for further discussion on the sale of the individual life business).

6. Additional Information--Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive income related to changes in unrealized gains on securities (excluding those related to experience rated contractholders) were as follows:



                                                                          Six Months Ended June
                                                                                   30,
                                                                         -----------------------
                                                                            1998         1997
 (Millions)                                                              ----------   ----------
 Unrealized holding gains arising during the period (1) ..............    $  33.9      $  28.7
 Less: reclassification adjustments for amortization of net investment
 discounts and gains included in net income (2) ......................       22.4         28.6
                                                                          -------      -------
 Net unrealized gains on securities ..................................    $  11.5      $   0.1
                                                                          =======      =======

(1) Pretax unrealized holding gains arising during the period were $52.1 million and $44.2 million for 1998 and 1997, respectively.

(2) Pretax reclassification adjustments for amortization of net investment discounts and gains included in net income were $34.4 million and $44.0 million for 1998 and 1997, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)

7. Severance and Facilities Charges

During 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

Also during 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

Activity for the six months ended June 30, 1998 within the severance and facilities reserves (pretax, in millions) and positions eliminated related to such actions were as follows:

                                           Reserve     Positions
                                          ---------   ----------
 Balance at December 31, 1997 .........    $  20.8        361
 Actions taken (1) ....................       (7.2)       (63)
                                           -------        ---
 Balance at June 30, 1998 .............    $  13.6        298

(1) Includes $5.3 million of severance-related actions and $1.4 million of corporate allocation-related actions.

The Company's severance actions are expected to be substantially completed by September 30, 1998. The corporate allocation actions were substantially completed in 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (Continued)

(8)  Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in a liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

(9)  Dividends

     On January 30, 1998, the Company paid a $3.0 million dividend to HOLDCO. The additional amount of dividends that may be paid by the Company to HOLDCO in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $74.6 million.

                         Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                                        KPMG Peat Marwick LLP

Hartford, Connecticut
February 3, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                   (millions)

                                                              Years Ended December 31,
                                                       ---------------------------------------
                                                           1997          1996          1995
                                                       -----------   -----------   -----------
Revenue:
 Premiums                                               $  267.1      $  133.6      $  212.7
 Charges assessed against policyholders                    475.0         396.5         318.9
 Net investment income                                   1,080.5       1,045.6       1,004.3
 Net realized capital gains                                 36.0          19.7          41.3
 Other income                                               39.7          45.4          42.0
                                                        --------      --------      --------
  Total revenue                                          1,898.3       1,640.8       1,619.2
                                                        --------      --------      --------

Benefits and expenses:
 Current and future benefits                             1,127.8         968.6         997.2
 Operating expenses                                        347.4         342.2         310.8
 Amortization of deferred policy acquisition costs         128.4          69.8          48.0
 Severance and facilities charges                             --          61.3            --
                                                        --------      --------      --------
  Total benefits and expenses                            1,603.6       1,441.9       1,356.0
                                                        --------      --------      --------

Income before income taxes                                 294.7         198.9         263.2

Income taxes                                                89.4          57.8          87.3
                                                        --------      --------      --------

Net income                                              $  205.3      $  141.1      $  175.9
                                                        ========      ========      ========


See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                                December 31,
                                                                       -------------------------------
Assets                                                                      1997             1996
------                                                                 --------------   --------------
Investments:
 Debt securities available for sale, at fair value (amortized cost:
  $12,912.2 and $12,539.1)                                              $  13,463.8      $  12,905.5
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $131.7 and $107.6)                     147.6            119.0
  Investment in affiliated mutual funds (cost: $78.1 and $77.3)                83.0             81.1
  Common stock (cost: $0.2 and $0.0)                                             .6               .3
  Short-term investments                                                       95.6             34.8
  Mortgage loans                                                               12.8             13.0
  Policy loans                                                                469.6            399.3
                                                                        -----------      -----------
   Total investments                                                       14,273.0         13,553.0
 Cash and cash equivalents                                                    565.4            459.1
 Accrued investment income                                                    163.0            159.0
 Premiums due and other receivables                                            63.7             26.6
 Deferred policy acquisition costs                                          1,654.6          1,515.3
 Reinsurance loan to affiliate                                                397.2            628.3
 Other assets                                                                  46.8             33.7
 Separate accounts assets                                                  22,982.7         15,318.3
                                                                        -----------      -----------
   Total assets                                                         $  40,146.4      $  31,693.3
                                                                        ===========      ===========
Liabilities and Shareholder's Equity
------------------------------------
Liabilities:
 Future policy benefits                                                 $   3,763.7      $   3,617.0
 Unpaid claims and claim expenses                                              38.0             28.9
 Policyholders' funds left with the Company                                11,143.5         10,663.7
                                                                        -----------      -----------
   Total insurance reserve liabilities                                     14,945.2         14,309.6
 Other liabilities                                                            312.8            354.7
 Income taxes:
  Current                                                                      12.4             20.7
  Deferred                                                                     72.0             80.5
 Separate accounts liabilities                                             22,970.0         15,318.3
                                                                        -----------      -----------
   Total liabilities                                                       38,312.4         30,083.8
                                                                        -----------      -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                                2.8              2.8
 Paid-in capital                                                              418.0            418.0
 Accumulated other comprehensive income                                        92.9             60.5
 Retained earnings                                                          1,320.3          1,128.2
                                                                        -----------      -----------
   Total shareholder's equity                                               1,834.0          1,609.5
                                                                        -----------      -----------
   Total liabilities and shareholder's equity                           $  40,146.4      $  31,693.3
                                                                        ===========      ===========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)



                                                       Years Ended December 31,
                                             ---------------------------------------------
                                                  1997            1996            1995
                                             -------------   -------------   -------------
Shareholder's equity, beginning of year       $  1,609.5      $  1,583.0      $  1,088.5
Comprehensive income
 Net income                                        205.3           141.1           175.9
 Other comprehensive income, net of tax
  Unrealized gains (losses) on securities
  ($50.1 million, $(110.8) million and
  $494.6 million, pretax, respectively)             32.4           (72.0)          321.5
                                              ----------      ----------      ----------
Total comprehensive income                         237.7            69.1           497.4
                                              ----------      ----------      ----------
Capital contributions                                 --            10.4             0.0
Other changes                                        4.1           (49.5)            0.0
Common stock dividends                             (17.3)           (3.5)           (2.9)
                                              ----------      ----------      ----------
Shareholder's equity, end of year             $  1,834.0      $  1,609.5      $  1,583.0
                                              ==========      ==========      ==========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                          Years Ended December 31,
                                                                ---------------------------------------------
                                                                     1997            1996            1995
                                                                -------------   -------------   -------------

Cash Flows from Operating Activities:
 Net income                                                      $    205.3      $    141.1      $    175.9
 Adjustments to reconcile net income to net cash
  provided by (used for) operating activities:
 (Increase) decrease in accrued investment income                      (4.0)           16.5           (33.3)
 (Increase) decrease in premiums due and other
  receivables                                                         (33.3)            1.6            25.4
 Increase in policy loans                                             (70.3)          (60.7)          (89.9)
 Increase in deferred policy acquisition costs                       (139.3)         (174.0)         (177.0)
 Decrease in reinsurance loan to affiliate                            231.1            27.2            34.8
 Net increase in universal life account balances                      286.4           243.2           393.4
 (Decrease) increase in other insurance reserve liabilities          (249.6)         (211.5)           79.0
 Net (decrease) increase in other liabilities and other
  assets                                                              (41.7)            3.1            13.0
 Decrease in income taxes                                             (31.4)          (26.7)           (4.5)
 Net accretion of discount on investments                             (66.4)          (68.0)          (66.4)
 Net realized capital gains                                           (36.0)          (19.7)          (41.3)
 Other, net                                                              --             1.1              --
                                                                 ----------      ----------      ----------
  Net cash provided by (used for) operating activities                 50.8          (126.8)          309.1
                                                                 ----------      ----------      ----------

Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                5,311.3         5,182.2         4,207.2
  Equity securities                                                   103.1           190.5           180.8
  Mortgage loans                                                        0.2             8.7            10.7
  Limited partnership                                                    --              --            26.6
 Investment maturities and collections of:
  Debt securities available for sale                                1,212.7           885.2           583.9
  Short-term investments                                               89.3            35.0           106.1
 Cost of investment purchases in:
  Debt securities available for sale                               (6,732.8)       (6,534.3)       (6,034.0)
  Equity securities                                                  (113.3)         (118.1)         (170.9)
  Short-term investments                                             (149.9)          (54.7)          (24.7)
  Mortgage loans                                                         --              --           (21.3)
 Other, net                                                              --           (17.6)             --
                                                                 ----------      ----------      ----------
  Net cash used for investing activities                             (279.4)         (423.1)       (1,135.6)
                                                                 ----------      ----------      ----------

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

               Consolidated Statements of Cash Flows (Continued)

                                   (millions)



                                                                      Years Ended December 31,
                                                             ------------------------------------------
                                                                 1997           1996           1995
                                                             ------------   ------------   ------------

Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts         1,621.2        1,579.5        1,884.5
 Withdrawals of investment contracts                            (1,256.3)      (1,146.2)      (1,109.6)
 Capital contribution to Separate Account                          (25.0)            --             --
 Return of capital from Separate Account                            12.3             --             --
 Capital contribution from HOLDCO                                     --           10.4             --
 Dividends paid to shareholder                                     (17.3)          (3.5)          (2.9)
                                                                --------       --------       --------
  Net cash provided by financing activities                        334.9          440.2          772.0
                                                                --------       --------       --------

Net increase (decrease) in cash and cash equivalents               106.3         (109.7)         (54.5)
Cash and cash equivalents, beginning of year                       459.1          568.8          623.3
                                                                --------       --------       --------

Cash and cash equivalents, end of year                          $  565.4       $  459.1       $  568.8
                                                                ========       ========       ========

Supplemental cash flow information:
  Income taxes paid, net                                        $ 119.6        $   85.5       $   92.8
                                                                =======        ========       ========


See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                   Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.

Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1996 and 1995 financial information to conform to the 1997 presentation.

New Accounting Standard

As of December 31, 1997 the Company adopted Financial Accounting Standard ("FAS") No. 130, Reporting Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with shareholders) and includes net income and net unrealized capital gains or losses on available-for-sale securities. As this new standard only requires additional information in a financial statement, it does not affect the Company's financial position or results of operations.

Future Application of Accounting Standards

Accounting for Transfers and Servicing of Financial Assets and
Extinguishments of Liabilities

FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

Accounting by Insurance and Other Enterprises for Insurance-Related Assessments

In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

The company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1997 and 1996, the Company loaned securities (which are reflected as invested assets) with a market value of approximately $385.1 million and $444.7 million, respectively.

Purchases and sales of debt and equity securities are recorded on the trade date.

The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

The Company utilizes futures contracts, swap agreements and warrants for other than trading purposes in order to manage investment returns and price risk and to align maturities, interest rates, and funds availability with its obligations. (Refer to Note 3.)

Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

Interest rate swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

Warrants represent the right to purchase specific securities and are accounted for as hedges. Upon exercise, the cost of the warrants are added to the basis of the securities purchased.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

Deferred Policy Acquisition Costs

Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Insurance Reserve Liabilities

Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.50% to 9.50% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

Separate Accounts

Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $658.6 million for 1997 (fair value $668.7 million) and $515.6 million for 1996 (fair value $523.0 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in both 1997 and in 1996.

Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments

Debt securities available for sale as of December 31, 1997 were as follows:

                                                                          Gross          Gross
                                                        Amortized      Unrealized     Unrealized         Fair
                                                           Cost           Gains         Losses          Value
                                                      -------------   ------------   ------------   -------------
                                                                              (millions)
U.S. government and government agencies and
 authorities                                           $  1,219.7       $  74.0        $  0.1        $  1,293.6
States, municipalities and political subdivisions             0.3            --            --               0.3
U.S. corporate securities:
  Financial                                               2,370.7          84.6           1.3           2,454.0
  Food & fiber                                              195.4           9.3            --             204.7
  Healthcare & consumer products                            728.5          27.0           2.6             752.9
  Media & broadcast                                         252.9          14.7           0.1             267.5
  Natural resources                                         143.5           5.5            --             149.0
  Transportation & capital goods                            528.2          33.2           0.1             561.3
  Utilities                                                 521.3          23.5           0.9             543.9
  Other corporate securities                                 96.9           3.2            --             100.1
                                                       ----------       -------        ------        ----------
 Total U.S. corporate securities                          4,837.4         201.0           5.0           5,033.4
Foreign Securities:
  Government                                                612.5          36.7          23.6             625.6
  Utilities                                                 177.5          28.7            --             206.2
  Other                                                     857.9          27.7          42.8             842.8
                                                       ----------       -------        ------        ----------
 Total foreign securities                                 1,647.9          93.1          66.4           1,674.6
Residential mortgage-backed securities:
  Pass-throughs                                             784.4          71.3           2.0             853.7
  Collateralized mortgage obligations                     2,280.5         137.4           2.0           2,415.9
                                                       ----------       -------        ------        ----------
Total residential mortgage-backed securities              3,064.9         208.7           4.0           3,269.6
Commercial/Multifamily mortgage-backed securities         1,127.8          34.0           0.4           1,161.4
Other asset-backed securities                             1,014.2          17.1           0.4           1,030.9
                                                       ----------       -------        ------        ----------
Total Debt Securities                                  $ 12,912.2       $ 627.9        $ 76.3        $ 13,463.8
                                                       ==========       =======        ======        ==========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

Debt securities available for sale as of December 31, 1996 were as follows:



                                                                          Gross          Gross
                                                        Amortized      Unrealized     Unrealized         Fair
                                                           Cost           Gains         Losses          Value
                                                      -------------   ------------   ------------   -------------
                                                                              (millions)
U.S. government and government agencies and
 authorities                                           $  1,072.4       $  20.5        $  4.5        $  1,088.4
States, municipalities and political subdivisions             6.0           1.2            --               7.2
U.S. corporate securities:
  Financial                                               2,143.4          43.1           9.7           2,176.8
  Food & fiber                                              198.2           4.6           1.3             201.5
  Healthcare & consumer products                            735.9          20.2           6.3             749.8
  Media & broadcast                                         274.9           7.0           2.8             279.1
  Natural resources                                         187.7           4.5           0.4             191.8
  Transportation & capital goods                            521.9          22.0           1.8             542.1
  Utilities                                                 448.8          14.8           2.8             460.8
  Other corporate securities                                141.5           3.0            --             144.5
                                                       ----------       -------        ------        ----------
 Total U.S. corporate securities                          4,652.3         119.2          25.1           4,746.4
Foreign Securities:
  Government                                                758.6          36.0           5.7             788.9
  Utilities                                                 187.8          16.1            --             203.9
  Other                                                     945.5          30.9           6.3             970.1
                                                       ----------       -------        ------        ----------
 Total foreign securities                                 1,891.9          83.0          12.0           1,962.9
Residential mortgage-backed securities:
  Pass-throughs                                             792.2          78.3           3.1             867.4
  Collateralized mortgage obligations                     2,227.8          94.9          13.7           2,309.0
                                                       ----------       -------        ------        ----------
Total residential mortgage-backed securities              3,020.0         173.2          16.8           3,176.4
Commercial/Multifamily mortgage-backed securities         1,008.7          24.8           5.6           1,027.9
Other asset-backed securities                               887.8          10.7           2.2             896.3
                                                       ----------       -------        ------        ----------
Total Debt Securities                                  $ 12,539.1       $ 432.6        $ 66.2        $ 12,905.5
                                                       ==========       =======        ======        ==========

At December 31, 1997 and 1996, net unrealized appreciation of $551.6 million and $366.4 million, respectively, on available-for-sale debt securities included $429.3 million and $288.5 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in future policy benefits and policyholders' funds left with the Company.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

The carrying and fair value of debt securities for the year ended December 31, 1997 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                  Amortized          Fair
                                                     Cost           Value
                                                -------------   -------------
                                                         (millions)
Due to mature:
 One year or less ...........................    $    367.3      $    367.6
 After one year through five years ..........       2,165.1         2,195.4
 After five years through ten years .........       2,367.3         2,407.0
 After ten years ............................       2,805.6         3,031.9
 Mortgage-backed securities .................       4,192.7         4,431.0
 Other asset-backed securities ..............       1,014.2         1,030.9
                                                 ----------      ----------
   Total ....................................    $ 12,912.2      $ 13,463.8
                                                 ==========      ==========

At December 31, 1997 and 1996, debt securities carried at $8.2 million and $7.6 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1997.

Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                      1997                            1996
                                          -----------------------------   -----------------------------
                                               Fair         Amortized          Fair         Amortized
                                              Value            Cost           Value            Cost
                                          -------------   -------------   -------------   -------------
                                                                   (millions)
Total residential CMOs (1)                 $ 2,415.9      $ 2,280.5        $ 2,309.0        $ 2,227.8
                                           =========      =========        =========        =========
Percentage of total:
 Supporting experience rated products            81.6%                           84.2%
 Supporting remaining products                   18.4%                           15.8%
                                           ----------                      ----------
                                                100.0%                          100.0%
                                           ==========                      ==========

(1) At December 31, 1997 and 1996, approximately 73% and 71%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

2. Investments (Continued)

are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1997 and 1996, approximately 4% and 3%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

Investments in equity securities available for sale were as follows:


                                        Gross          Gross
                       Amortized     Unrealized     Unrealized        Fair
                          Cost          Gains         Losses         Value
                      -----------   ------------   ------------   -----------
                                            (millions)
1997
----
Equity Securities       $ 210.0        $ 21.3         $ 0.1         $ 231.2
                        -------        ------         -----         -------
1996
----
Equity Securities       $ 184.9        $ 16.3         $ 0.8         $ 200.4
                        -------        ------         -----         -------

3. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1997 and 1996 were as follows:


                                                1997                          1996
                                     ---------------------------   ---------------------------
                                       Carrying         Fair         Carrying         Fair
                                         Value          Value          Value          Value
                                     ------------   ------------   ------------   ------------
                                                            (millions)
Assets:
 Mortgage loans                       $    12.8      $    12.4      $    13.0      $    13.2
Liabilities:
 Investment contract liabilities:
  With a fixed maturity               $ 1,030.3      $ 1,005.4      $ 1,014.1      $ 1,028.8
  Without a fixed maturity             10,113.2        9,587.5        9,649.6        9,427.6

Fair value estimates are made at a specific point in time, based on available market information and judg-ments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

3. Financial Instruments (Continued)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

Investment contract liabilities (included in policyholders' funds left with the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Off-Balance-Sheet and Other Financial Instruments (including Derivative Instruments)

The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1997 and 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio; and, in 1996, stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

Futures Contracts:
Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1997 and 1996.

Interest Rate Swaps:
Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1997 and 1996.

During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1997 and 1996.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

3. Financial Instruments (Continued)

Warrants:

Warrants are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. As of December 31, 1997 and 1996, the Company had open warrants to purchase equity securities with a fair value of $0.6 million and $0.3 million, respectively.

Debt Instruments with Derivative Characteristics:

The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1997 was as follows:


                                                                               Amortized          Fair
                                                                                  Cost           Value
                                                                             -------------   -------------
                                                                                      (millions)
 Residential collateralized mortgage obligations .........................    $  2,280.5      $  2,415.9
  Principal-only strips (included above) .................................          59.0            67.0
  Interest-only strips (included above) ..................................          12.8            24.3
 Other structured securities with derivative characteristics (1) .........         107.4           105.2

(1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

4. Net Investment Income

Sources of net investment income were as follows:

                                              1997          1996          1995
                                          -----------   -----------   -----------
                                                        (millions)
Debt securities                            $   962.8     $   945.3     $   891.5
Nonredeemable preferred stock                   13.7           5.9           4.2
Investment in affiliated mutual funds            4.9          14.3          14.9
Mortgage loans                                   1.3           2.2           1.4
Policy loans                                    19.9          18.4          13.7
Reinsurance loan to affiliate                   37.5          44.1          46.5
Cash equivalents                                44.2          29.4          38.9
Other                                           10.0           2.1           8.4
                                           ---------     ---------     ---------
Gross investment income                      1,094.3       1,061.7       1,019.5
Less investment expenses                       (13.8)        (16.1)        (15.2)
                                           ---------     ---------     ---------
Net investment income                      $ 1,080.5     $ 1,045.6     $ 1,004.3
                                           =========     =========     =========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

4. Net Investment Income (Continued)

Net investment income includes amounts allocable to experience rated contractholders of $823.1 million, $787.6 million and $744.2 million for the years ended December 31, 1997, 1996 and 1995, respectively. Interest credited to contractholders is included in current and future benefits.

5. Dividend Restrictions and Shareholder's Equity

The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively.

The amount of dividends that may be paid to the shareholder in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $77.6 million.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $80.5 million, $57.8 million and $70.0 million for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory capital and surplus was $778.7 million and $713.6 million as of December 31, 1997 and 1996, respectively.

As of December 31, 1997 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6. Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

Net realized capital gains on investments were as follows:

                                        1997         1996         1995
                                     ----------   ----------   ----------
                                                  (millions)
Debt securities                       $  22.5      $  11.1      $  32.8
Equity securities                         9.9          8.6          8.3
Other                                     3.6           --          0.2
                                      -------      -------      -------
Pretax realized capital gains         $  36.0      $  19.7      $  41.3
                                      -------      -------      -------
After tax realized capital gains      $  23.2      $  13.0      $  25.8
                                      =======      =======      =======

Net realized capital gains of $96.1 million, $53.1 million and $61.1 million for 1997, 1996 and 1995, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company. Net unamortized gains were $138.1 million and $53.3 million at December 31, 1997 and 1996, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

6. Capital Gains and Losses on Investment Operations (Continued)

Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:



                           1997            1996            1995
                      -------------   -------------   -------------
                                       (millions)
Proceeds on Sales      $  5,311.3      $  5,182.2      $  4,207.2
Gross Gains                  25.8            24.3            44.6
Gross Losses                  3.3            13.2            11.8

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities) (excluding those related to experience rated contractholders) were as follows:



                                                                 1997          1996           1995
                                                              ----------   ------------   -----------
                                                                            (millions)
Debt securities                                                $  44.3       $ (100.1)     $  255.9
Equity securities                                                  5.6         ( 10.5)         27.3
Limited partnership                                                 --             --           1.8
                                                               -------       --------      --------
                                                                  49.9         (110.6)        285.0
Increase (decrease) in deferred income taxes (See Note 8)         17.5         ( 38.6)       ( 36.5)
                                                               -------       --------      --------
Net changes in accumulated other comprehensive income          $  32.4       $  (72.0)     $  321.5
                                                               =======       ========      ========

Net unrealized capital gains allocable to experience rated contracts of $356.7 million and $72.6 million at December 31, 1997 and $245.2 million and $43.3 million at December 31, 1996 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

6. Capital Gains and Losses on Investment Operations (Continued)

Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience rated contractholders, at December 31:



                                                   1997          1996          1995
                                               -----------   -----------   -----------
                                                             (millions)
Debt securities
 Gross unrealized capital gains                 $  140.6      $  101.7      $  179.3
 Gross unrealized capital losses                   (18.4)        (23.8)         (1.3)
                                                --------      --------      --------
                                                   122.2          77.9         178.0
Equity securities
 Gross unrealized capital gains                     21.2          16.3          27.2
 Gross unrealized capital losses                    (0.1)         (0.8)         (1.2)
                                                --------      --------      --------
                                                    21.1          15.5          26.0
Deferred income taxes (See Note 8)                  50.4          32.9          71.5
                                                --------      --------      --------
Net accumulated other comprehensive income      $   92.9      $   60.5      $  132.5
                                                ========      ========      ========

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience rated contractholders) were as follows:



                                                                           1997          1996          1995
                                                                        ----------   -----------   -----------
                                                                                      (millions)
Unrealized holding gains (losses) arising during the period (1)          $  98.8       $ (14.8)     $  390.5
Less: reclassification adjustment for gains and other items included
 in net income (2)                                                          66.4          57.2          69.0
                                                                         -------       -------      --------
 Net unrealized gains (losses) on securities                             $  32.4       $ (72.0)     $  321.5
                                                                         =======       =======      ========

(1) Pretax unrealized holding gains (losses) arising during the period were $152.0 million, ($22.8) million and $600.8 million for 1997, 1996 and 1995, respectively.

(2) Pretax reclassification adjustments for gains and other items included in net income were $102.4 million, $87.7 million and $107.5 million for 1997, 1996 and 1995, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

7. Severance and Facilities Charges

Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                            Vacated
                                               Asset        Leased                                 Corporate
(Millions)                     Severance     Write-Off     Property      Other      Allocation       Total
---------------------------   -----------   -----------   ----------   ---------   ------------   ----------
Financial Services              $  29.1       $  1.0        $  1.3      $  1.7        $  --        $  33.1
Individual Life Insurance          12.5          0.4           0.5         0.8           --           14.2
Corporate Allocation                 --           --            --          --         14.0           14.0
                                -------       ------        ------      ------        -----        -------
 Total Company                  $  41.6       $  1.4        $  1.8      $  2.5       $ 14.0        $  61.3
---------------------------     -------       ------        ------      ------       ------        -------

In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations, which were sold in April 1996. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

Activity for 1997 and 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:



(Millions)                            Reserve     Positions
----------------------------------   ---------   ----------
Balance at December 31, 1995            $--          --
Severance and facilities charges         47.3        702
Corporate Allocation                     14.0         --
Actions taken (1)                       (13.4)      (178)
                                        -----       ----
Balance at December 31, 1996             47.9        524
Actions taken (1)                       (27.1)      (163)
                                        -----       ----
Balance at December 31, 1997          $  20.8        361
----------------------------------    -------       ----

(1) Includes $15.9 million and $8.0 million in 1997 and 1996, respectively, of severance-related actions and $7.9 million and $4.1 million in 1997 and 1996, respectively, of corporate allocation-related actions.

The Company's severance actions are expected to be substantially completed by September 30, 1998. The corporate allocation actions were substantially completed in 1997.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

8. Income Taxes

The Company is included in the consolidated federal income tax return, the Illinois Unitary return and the Connecticut and the New York combined state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated federal income tax return.

Income taxes for the years ended December 31, consist of:

                                            1997         1996         1995
                                         ----------   ----------   ----------
                                                      (millions)
Current taxes:
Income Taxes:
 Federal income tax                       $  64.5      $  50.9      $  82.9
 State income tax                             3.7          3.7          3.2
 Net realized capital gains                  45.6         25.3         28.5
                                          -------      -------      -------
                                            113.8         79.9        114.6
                                          -------      -------      -------
Deferred taxes (benefits):
Income taxes:
 Federal                                      8.4        ( 3.5)       (14.4)
 Net realized capital gains (losses)        (32.8)       (18.6)       (12.9)
                                          -------      -------      -------
                                            (24.4)       (22.1)       (27.3)
                                          -------      -------      -------
  Total                                   $  89.4      $  57.8      $  87.3
                                          =======      =======      =======

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:



                                                  1997          1996          1995
                                              -----------   -----------   -----------
                                                            (millions)
Income before income taxes                     $ 294.7       $ 198.9       $ 263.2
Tax rate                                            35%           35%           35%
                                               --------      --------      --------
Application of the tax rate                      103.1          69.6          92.1
                                               --------      --------      --------
Tax effect of:
 State income tax, net of federal benefit          2.4           2.4           2.1
 Excludable dividends                            (15.9)         (8.7)         (9.3)
 Other, net                                       (0.2)         (5.5)          2.4
                                               --------      --------      --------
  Income taxes                                 $  89.4       $  57.8       $  87.3
                                               ========      ========      ========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

8. Income Taxes (Continued)

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


                                                                   1997          1996
                                                               -----------   -----------
                                                                      (millions)
Deferred tax assets:
  Insurance reserves                                            $  415.8      $  344.6
  Unrealized gains allocable to experience rated contracts         150.1         100.8
  Investment losses                                                  6.6           7.5
  Postretirement benefits other than pensions                       26.3          27.0
  Deferred compensation                                             31.2          25.0
  Pension                                                           (3.6)          7.6
  Restructuring charge                                               9.5          17.6
  Depreciation                                                       3.9           2.6
  Other                                                              8.8           9.1
                                                                --------      --------
Total gross assets                                                 648.6         541.8
Deferred tax liabilities:
  Deferred policy acquisition costs                                515.6         482.1
  Market discount                                                    5.1           6.8
  Net unrealized capital gains                                     200.5         133.7
  Other                                                             (0.6)         (0.3)
                                                                --------      --------
Total gross liabilities                                            720.6         622.3
                                                                --------      --------
Net deferred tax liability                                      $   72.0      $   80.5
                                                                ========      ========

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1997 and 1996, no valuation allowances were required for unrealized capital gains and losses.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1997. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

8. Income Taxes (Continued)

reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9. Benefit Plans

Employee Pension Plans--The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to amounts that are tax-deductible. As of December 31, 1997, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $2.7 million, $4.3 million and $6.1 million for the years ended December 31, 1997, 1996 and 1995, respectively.

Employee Postretirement Benefits--In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1997, 1996 and 1995 were $2.7 million, $1.8 million and $1.4 million, respectively.

As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $0.8 million reduction reflecting revisions to the allocation of these accrued liabilities.

Agent Pension Plans--The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

Agent Postretirement Benefits--The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1997, 1996 and 1995 were $0.6 million, $0.7 million and $0.8 million, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

9. Benefits Plans (Continued)

Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.4 million, $5.4 million and $4.9 million in 1997, 1996 and 1995, respectively.

Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1997, 1996 and 1995, were $2.9 million, $8.1 million and $6.3 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1997, other changes in shareholder's equity include an additional increase of $2.3 million reflecting revisions to the allocation of the deferred tax benefit.

10. Related Party Transactions

The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from 0.10% to 1.90% of their average daily net assets. The Company also receives fees from Aetna managed mutual funds for serving as investment adviser. Under the advisory agreements, these funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from some of its funds for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and mutual funds, included in charges assessed against policyholders, amounted to $271.2 million, $186.8 million and $128.1 million in 1997, 1996 and 1995, respectively. The Company may waive advisory fees at its discretion.

The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor for affiliated mutual funds and adviser for most of the General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

10. Related Party Transactions (Continued)

average daily net assets under management. For the years ended December 31, 1997 and 1996, the Company paid $45.5 million and $16.0 million in such fees.

 The Company may, from time to time, make reimbursements to an Aetna managed mutual fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) and $628.3 million as of December 31, 1997 and 1996, respectively, relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million and $625.3 million as of December 31, 1997 and 1996, respectively, and is based upon the fair value of the underlying assets. Premiums of $176.7 million, $25.3 million and $28.0 million and current and future benefits of $183.9 million, $39.5 million and $43.0 million were assumed in 1997, 1996 and 1995, respectively.

Investment income of $37.5 million, $44.1 million and $46.5 million was generated from the reinsurance loan to affiliate in 1997, 1996 and 1995, respectively.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $32.5 million and $28.9 million were maintained for this contract as of December 31, 1997 and 1996, respectively.

Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.9 million, $5.2 million and $3.2 million for 1997, 1996 and 1995, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

10. Related Party Transactions (Continued)

Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $0.7 million in 1997.

The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1997 or 1995.

The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

Premiums due and other receivables include $37.0 million and $2.8 million due from affiliates in 1997 and 1996, respectively. Other liabilities include $1.2 million and $10.7 million due to affiliates for 1997 and 1996, respectively.

As of December 31, 1997, Aetna transferred to the Company $2.5 million based on its decision not to settle state tax liabilities for the years 1996 and 1997. This amount has been reported as an other increase in retained earnings.

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11. Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

11. Reinsurance (Continued)

 The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.



                                                  Ceded to       Assumed
                                     Direct        Other       from Other        Net
                                     Amount      Companies      Companies       Amount
                                   ----------   -----------   ------------   -----------
                                                        (millions)
1997
----
Premiums:
 Life Insurance                     $  35.7       $  15.1       $  177.4      $  198.0
 Accident and Health Insurance          5.6           5.6             --            --
 Annuities                             67.9            --            1.2          69.1
                                    -------       -------       --------      --------
  Total earned premiums             $ 109.2       $  20.7       $  178.6      $  267.1
                                    =======       =======       ========      ========
1996
----
Premiums:
 Life Insurance                     $  34.6       $  11.2       $   25.3      $   48.7
 Accident and Health Insurance          6.3           6.3             --            --
 Annuities                             84.3            --            0.6          84.9
                                    -------       -------       --------      --------
  Total earned premiums             $ 125.2       $  17.5       $   25.9      $  133.6
                                    =======       =======       ========      ========
1995
----
Premiums:
 Life Insurance                     $  28.8       $   8.6       $   28.0      $   48.2
 Accident and Health Insurance          7.5           7.5             --            --
 Annuities                            164.0            --            0.5         164.5
                                    -------       -------       --------      --------
  Total earned premiums             $ 200.3       $  16.1       $   28.5      $  212.7
                                    =======       =======       ========      ========

12. Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1997, the Company had commitments to purchase investments of $38.7 million. The fair value of the investments at December 31, 1997 approximated $39.0 million.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

12. Commitments and Contingent Liabilities (Continued)

 Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

13. Segment Information (1)

The Company's operations are reported through two major business segments:
Financial Services and Individual Life Insurance.

Summarized financial information for the Company's principal operations was as follows:



(millions)                                  1997            1996            1995
----------------------------------------------------------------------------------
Revenue:
 Financial Services                     $  1,277.9      $  1,195.1      $  1,211.3
 Individual Life Insurance                   620.4           445.7           407.9
                                        ----------      ----------      ----------
  Total revenue                         $  1,898.3      $  1,640.8      $  1,619.2
----------------------------------------------------------------------------------
Income before income taxes: (2)
 Financial Services                     $    188.2      $    129.9      $    160.1
 Individual Life Insurance                   106.5            83.0           103.1
                                        ----------      ----------      ----------
  Total income before income taxes      $    294.7      $    212.9      $    263.2
----------------------------------------------------------------------------------
Net income: (2)
 Financial Services                     $    137.5      $     94.3      $    113.8
 Individual Life Insurance                    67.8            55.9            62.1
                                        ----------      ----------      ----------
Net income                              $    205.3      $    150.2      $    175.9
----------------------------------------------------------------------------------
Assets under management: (3)
 Financial Services (4)                 $ 37,609.3      $ 27,268.1      $ 22,534.4
 Individual Life Insurance                 3,096.1         2,830.5         2,590.9
------------------------------------    ----------      ----------      ----------
  Total assets under management           40,705.4      $ 30,098.6      $ 25,125.3
----------------------------------------------------------------------------------

(1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.


(2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

(3) Excludes net unrealized capital gains (losses) of $551.5 million, $366.4 million and $797.1 million at December 31, 1997, 1996 and 1995, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
             Notes to Consolidated Financial Statements (Continued)

13. Segment Information (1) (Continued)

(4) The December 31, 1997 balance includes the transfer of $4,078.5 million of assets under management that were previously reported by an affiliate.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 1 to Registration Statement No. 333-27337 is comprised of the following papers and documents:

o  The facing sheet.
o  One Prospectus for the AetnaVest Estate Protector II Variable
   Life Insurance Policy consisting of 109 pages
o  The undertaking to file reports

o  The undertaking pursuant to Rule 484
o Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940
o  The signatures
o  Written consents of the following persons:
      A.   Consent of Counsel (included as part of Exhibit No. 2 below)
      B.   Actuarial Consent (included as part of Exhibit No. 6 below)
      C.   Consent of Independent Auditors (included as Exhibit No. 7 below)

   The following Exhibits:

         1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:
              (1)        Resolution establishing Variable Life Account B(1)
              (2)        Not Applicable
              (3)(i)     Master General Agent Agreement(1)
              (3)(ii)    Life Insurance General Agent Agreement(1)
              (3)(iii)   Broker Agreement(1)
              (3)(iv)    Life Insurance Broker-Dealer Agreement(1)
              (4)        Not Applicable
              (5)(i)     AetnaVest Estate Protector II Policy (70225-97)
              (5)(ii)    Disability Benefit Rider (70226-97)
              (5)(iii)   Split Option Amendment Rider (70227-95)
              (5)(iv)    Four Year Term Rider (70228-95)
              (6)(i) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(2)
              (6)(ii) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(3)
              (6)(iii)   By-Laws as amended September 17, 1997
                         of Aetna Life Insurance and Annuity
                         Company(4)
              (7)        Not Applicable
              (8)(i)     Fund Participation Agreement by and
                         among Aetna Life Insurance and Annuity
                         Company and Aetna Variable Fund, Aetna
                         Variable Encore Fund, Aetna Income
                         Shares, Aetna Balanced VP, Inc., Aetna
                         GET Fund on behalf of each of its
                         series, Aetna Generation Portfolios,
                         Inc. on behalf of each of its series,
                         and Aetna Variable Portfolios, Inc. on
                         behalf of each of its series, and
                         Aeltus Investment Management, Inc.
                         dated as of May 1, 1998(5)
              (8)(ii)    Service Agreement between Aeltus
                         Investment Management, Inc. and Aetna
                         Life Insurance and Annuity Company in
                         connection with the sale of shares of
                         Aetna Variable Fund, Aetna Variable
                         Encore Fund, Aetna Income Shares, Aetna
                         Balanced VP, Inc., Aetna GET Fund on
                         behalf of each of its series, Aetna
                         Generation Portfolios, Inc. on behalf
                         of each of its series, and Aetna
                         Variable Portfolios, Inc. on behalf of
                         each of its series dated as of May 1,
                         1998(5)
              (8)(iii)   Fund Participation Agreement between
                         Aetna Life Insurance and Annuity Company,
                         Variable Insurance Products Fund and
                         Fidelity Distributors

                         Corporation dated February 1, 1994 and
                         amended on December 15, 1994, February 1,
                         1995, May 1, 1995, January 1, 1996 and
                         March 1, 1996(3)
              (8)(iv)    Fifth Amendment, dated as of May 1,
                         1997, to the Fund Participation
                         Agreement between Aetna Life Insurance
                         and Annuity Company, Variable Insurance
                         Products Fund and Fidelity Distributors
                         Corporation dated February 1, 1994 and
                         amended on December 15, 1994, February
                         1, 1995, May 1, 1995, January 1, 1996
                         and March 1, 1996(6)
              (8)(v)     Sixth Amendment dated November 6, 1997
                         to the Fund Participation Agreement
                         between Aetna Life Insurance and
                         Annuity Company, Variable Insurance
                         Products Fund and Fidelity Distributors
                         Corporation dated February 1, 1994 and
                         amended on December 15, 1994, February
                         1, 1995, May 1, 1995, January 1, 1996,
                         March 1, 1996 and May 1, 1997(7)
              (8)(vi)    Seventh Amendment dated as of May 1,
                         1998 to the Fund Participation
                         Agreement between Aetna Life Insurance
                         and Annuity Company, Variable Insurance
                         Products Fund and Fidelity Distributors
                         Corporation dated February 1, 1994 and
                         amended on December 15, 1994, February
                         1, 1995, May 1, 1995, January 1, 1996,
                         March 1, 1996, May 1, 1997 and November
                         6, 1997(8)
              (8)(vii) Fund Participation Agreement between Aetna Life Insurance and Annuity
                         Company, Variable Insurance Products
                         Fund II and Fidelity Distributors
                         Corporation dated February 1, 1994 and
                         amended on December 15, 1994, February
                         1, 1995, May 1, 1995, January 1, 1996
                         and March 1,1996(3)
              (8)(viii)  Fifth Amendment, dated as of May 1,
                         1997, to the Fund Participation
                         Agreement between Aetna Life Insurance
                         and Annuity Company, Variable Insurance
                         Products Fund II and Fidelity
                         Distributors Corporation dated February
                         1, 1994 and amended on December 15,
                         1994, February 1, 1995, May 1, 1995,
                         January 1, 1996 and March 1, 1996(6)
              (8)(ix) Sixth Amendment dated as of January 20, 1998 to the Fund Participation
                         Agreement between Aetna Life Insurance
                         and Annuity Company, Variable Insurance
                         Products Fund II and Fidelity
                         Distributors Corporation dated February
                         1, 1994 and amended on December 15,
                         1994, February 1, 1995, May 1, 1995,
                         January 1, 1996, March 1, 1996 and May
                         1, 1997(9)
              (8)(x)     Seventh Amendment dated as of May 1,
                         1998 to the Fund Participation
                         Agreement between Aetna Life Insurance
                         and Annuity Company, Variable Insurance
                         Products Fund II and Fidelity
                         Distributors Corporation dated February
                         1, 1994 and amended on December 15,
                         1994, February 1, 1995, May 1, 1995,
                         January 1, 1996, March 1, 1996, May 1,
                         1997 and January 20, 1998(8)
              (8)(xi) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional
                         Operations Company dated as of November
                         1, 1995(10)
              (8)(xii) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional
                         Operations Company dated as of November
                         1, 1995(6)

              (8)(xiii) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(11)

              (8)(xiv)   Service Agreement between Janus Capital
                         Corporation and Aetna Life Insurance
                         and Annuity Company dated December 8,
                         1997(11)

              (8)(xv) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(12)

              (8)(xvi)   Service Agreement between Oppenheimer
                         Funds, Inc. and Aetna Life Insurance
                         and Annuity Company(12)

              (9)        Not Applicable

              (10)(i)    Application (70059-96)(13)

              (10)(ii)   Application (70059-96ZNY)(13)
              (10)(iii)  Supplement (70268-97) to Application 70059-96(13)
              (11)       Issuance, Transfer and Redemption Procedures(14)

         2.      Opinion and Consent of Counsel
         3.      Not Applicable
         4.      Not Applicable
         5.      Not Applicable
         6.      Actuarial Opinion and Consent
         7.      Consent of Independent Auditors
         8.      Copy of Power of Attorney(15)

 1. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on February 16, 1996 (Accession
     No. 0000912057-96-0027723).
 2. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
 3.  Incorporated by reference to Post-Effective Amendment
     No. 5 to Registration Statement on Form N-4
     (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
 4. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
 5. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).
 6. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
 7. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

 8. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).
 9. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).
10. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession
     No. 0000928389-96-000136).
11. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
12. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-64277), as filed electronically on February 25, 1998 (Accession No. 0000950146-98-000271).
14. Incorporated by reference to Registration Statement on Form S-6 (File No. 333-27337), as filed electronically on May 16, 1997 (Accession No. 001029869-97-000636).
15. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283). A certified copy of the Resolution adopted by the Depositor's Board of Directors authorizing filings pursuant to a Power of Attorney, as required by Rule 478 under the Securities Act of 1933 is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000650146-96-006383).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 333-27337) and has duly caused this Post-Effective Amendment 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 22nd day of September, 1998.

                                                VARIABLE LIFE ACCOUNT B OF
                                                AETNA LIFE INSURANCE AND
                                                ANNUITY COMPANY
                                                   (Registrant)

(SEAL)

ATTEST: /s/ Karen A. Peddle
        -----------------------------
        Karen A. Peddle
        Assistant Corporate Secretary

                                           By:  AETNA LIFE INSURANCE AND
                                                ANNUITY COMPANY
                                                   (Depositor)

                                           By:  Thomas J. McInerney*
                                                --------------------------------
                                                Thomas J. McInerney
                                                Principal Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                    Title                                   Date
---------                    -----                                   ----

Thomas J. McInerney*         Director and President               )
---------------------------  (Principal Executive Officer         )
Thomas J. McInerney                                               )
                                                                  )   September
                                                                  )    22, 1998
Catherine H. Smith           Director and                         )
---------------------------  Chief Financial Officer              )
Catherine H. Smith                                                )

Signature                    Title                                   Date
---------                    -----                                   ----

                                                                  )
Shaun P. Mathews*            Director                             )
---------------------------                                       )
Shaun P. Mathews                                                  )
                                                                  )
                                                                  )
Deborah Koltenuk*            Vice President, Treasurer and        )
---------------------------  Corporate Controller                 )
Deborah Koltenuk                                                  )



By: /s/ Julie E. Rockmore
    ---------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.   Exhibit                                                     Page
-----------   -------                                                     ----

99-1.1        Resolution of the Board of Directors of Aetna Life           *
              Insurance and Annuity Company establishing Variable
              Life Account B

99-1.3(i)     Master General Agent Agreement                               *

99-1.3(ii)    Life Insurance General Agent Agreement                       *

99-1.3(iii)   Broker-Dealer Agreement                                      *

99-1.3(iv)    Life Insurance Broker-Dealer Agreement                       *

99-1.5(i)     AetnaVest Estate Protector II Policy (70225-97)           -------


99-1.5(ii)    Disability Benefit Rider (70226-97)                       -------


99-1.5(iii)   Split Option Amendment Rider (70227-95)                   -------


99-1.5(iv)    Four Year Term Rider (70228-95)                           -------

99-1.6(i)     Certification of Incorporation and By-Laws of                *
              Depositor

99-1.6(ii)    Amendment of Certificate of Incorporation of Aetna           *
              Life Insurance and Annuity Company

99-1.6(iii)   By-Laws as amended September 17, 1997 of Aetna Life          *
              Insurance and Annuity Company

99-1.8(i)     Fund Participation Agreement by and among Aetna Life         *
              Insurance and Annuity Company and Aetna Variable
              Fund, Aetna Variable Encore Fund, Aetna Income
              Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
              behalf of each of its series, Aetna Generation
              Portfolios, Inc. on behalf of each of its series,
              and Aetna Variable Portfolios, Inc. on behalf of
              each of its series, and Aeltus Investment
              Management, Inc. dated as of May 1, 1998

*Incorporated by reference

Exhibit No.   Exhibit                                                     Page
-----------   -------                                                     ----

99-1.8(ii)    Service Agreement between Aeltus Investment                  *
              Management, Inc. and Aetna Life Insurance and
              Annuity Company in connection with the sale of
              shares of Aetna Variable Fund, Aetna Variable
              Encore Fund, Aetna Income Shares, Aetna Balanced
              VP, Inc., Aetna GET Fund on behalf of each of its
              series, Aetna Generation Portfolios, Inc. on
              behalf of each of its series, and Aetna Variable
              Portfolios, Inc. on behalf of each of its series
              dated as of May 1, 1998

99-1.8(iii)   Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company, Variable
              Insurance Products Fund and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1995, May 1, 1995,
              January 1, 1996 and March 1, 1996

99-1.8(iv)    Fifth Amendment, dated as of May 1, 1997, to the             *
              Fund Participation Agreement between Aetna Life
              Insurance and Annuity Company, Variable Insurance
              Products Fund and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1995, May 1, 1995,
              January 1, 1996 and March 1, 1996

99-1.8(v)     Sixth Amendment dated November 6, 1997 to the                *
              Fund Participation Agreement between Aetna Life
              Insurance and Annuity Company, Variable Insurance
              Products Fund and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1995, May 1, 1995,
              January 1, 1996, March 1, 1996 and May 1, 1997

99-1.8(vi)    Seventh Amendment dated as of May 1, 1998 to the             *
              Fund Participation Agreement between Aetna Life
              Insurance and Annuity Company, Variable Insurance
              Products Fund and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1995, May 1, 1995,
              January 1, 1996, March 1, 1996, May 1, 1997 and
              November 6, 1997

*Incorporated by reference

Exhibit No.   Exhibit                                                     Page
-----------   -------                                                     ----

99-1.8(vii)   Fund Participation Agreement between Aetna                   *
              Life Insurance and Annuity Company, Variable
              Insurance Products Fund II and Fidelity
              Distributors Corporation dated February 1, 1994
              and amended on December 15, 1994, February 1,
              1995, May 1, 1995, January 1, 1996 and March
              1,1996

99-1.8(viii)  Fifth Amendment, dated as of May 1, 1997, to the             *
              Fund Participation Agreement between Aetna Life
              Insurance and Annuity Company, Variable Insurance
              Products Fund II and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1995, May 1, 1995,
              January 1, 1996, and March 1, 1996

99-1.8(ix)    Sixth Amendment dated as of January 20, 1998 to              *
              the Fund Participation Agreement between Aetna
              Life Insurance and Annuity Company, Variable
              Insurance Products Fund II and Fidelity
              Distributors Corporation dated February 1, 1994
              and amended on December 15, 1994, February 1,
              1995, May 1, 1995, January 1, 1996, March 1, 1996
              and May 1, 1997

99-1.8(x)     Seventh Amendment dated as of May 1, 1998 to the             *
              Fund Participation Agreement between Aetna Life
              Insurance and Annuity Company, Variable Insurance
              Products Fund II and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1995, May 1, 1995,
              January 1, 1996, March 1, 1996, May 1, 1997 and
              January 20, 1998

99-1.8(xi)    Service Agreement between Aetna Life Insurance               *
              and Annuity Company and Fidelity Investments
              Institutional Operations Company dated as of
              November 1, 1995

99-1.8(xii)   Amendment dated January 1, 1997 to Service                   *
              Agreement between Aetna Life Insurance and Annuity
              Company and Fidelity Investments Institutional
              Operations Company dated as of November 1, 1995

99-1.8(xiii)  Fund Participation Agreement among Janus Aspen               *
              Series and Aetna Life Insurance and Annuity
              Company and Janus Capital Corporation dated
              December 8, 1997

*Incorporated by reference

Exhibit No.   Exhibit                                                     Page
-----------   -------                                                     ----

99-1.8(xiv)   Service Agreement between Janus Capital                      *
              Corporation and Aetna Life Insurance and Annuity
              Company dated December 8, 1997

99-1.8(xv)    Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Oppenheimer
              Variable Annuity Account Funds and Oppenheimer
              Funds, Inc.

99-1.8(xvi)   Service Agreement between Oppenheimer Funds,                 *
              Inc. and Aetna Life Insurance and Annuity Company

99-1.10(i)    Application (70059-96)                                       *

99-1.10(ii)   Application (70059-96ZNY)                                    *

99-1.10(iii)  Supplement (70268-97) to Application 70059-96                *

99-1.11       Issuance, Transfer and Redemption Procedures                 *

99-2          Opinion and Consent of Counsel                             -----


99-6          Actuarial Opinion and Consent                              -----


99-7          Consent of Independent Auditors                            -----

99-8          Copy of Power of Attorney                                    *


*Incorporated by reference